UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Dividend
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805738.105

ADGF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 0.9%
Autoliv, Inc.	21,100	$ 677
BorgWarner, Inc.	19,100	567
Federal-Mogul Corp. Class A (a)	50,600	637
Johnson Controls, Inc.	94,250	2,335
Magna International, Inc. Class A (sub. vtg.)	3,900	177
The Goodyear Tire & Rubber Co. (a)	103,400	1,705
TRW Automotive Holdings Corp. (a)	32,300	570
		6,668
Automobiles - 0.2%
Fiat SpA (a)	49,600	587
Thor Industries, Inc.	22,100	576
Winnebago Industries, Inc.	36,304	439
		1,602
Diversified Consumer Services - 0.5%
Hillenbrand, Inc.	41,140	824
Princeton Review, Inc. (a)	40,421	160
Regis Corp.	52,779	854
Service Corp. International	112,000	793
Stewart Enterprises, Inc. Class A	282,446	1,500
		4,131
Hotels, Restaurants & Leisure - 1.8%
Brinker International, Inc.	81,442	1,186
Burger King Holdings, Inc.	45,600	818
Cracker Barrel Old Country Store, Inc.	3,100	88
DineEquity, Inc. (d)	67,400	1,421
Las Vegas Sands Corp. unit	6,064	1,472
Red Robin Gourmet Burgers, Inc. (a)	16,600	320
Sonic Corp. (a)	119,700	1,368
Starwood Hotels & Resorts Worldwide, Inc.	92,800	2,764
Vail Resorts, Inc. (a)	21,726	720
WMS Industries, Inc. (a)	14,100	597
Wyndham Worldwide Corp.	222,085	3,365
		14,119
Household Durables - 1.4%
Black & Decker Corp.	23,400	1,032
Dorel Industries, Inc. Class B (sub. vtg.)	17,900	493
Hooker Furniture Corp.	39,355	524
Mohawk Industries, Inc. (a)	41,900	2,100
Newell Rubbermaid, Inc.	79,600	1,108
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Pulte Homes, Inc.	121,912	$ 1,558
Stanley Furniture Co., Inc.	32,945	399
The Stanley Works	17,200	704
Whirlpool Corp.	47,100	3,024
		10,942
Leisure Equipment & Products - 0.1%
Hasbro, Inc.	28,800	818
Media - 2.5%
Cablevision Systems Corp. - NY Group Class A	63,600	1,421
CC Media Holdings, Inc. Class A (a)	134,400	160
Comcast Corp.:
Class A	5,697	87
Class A (special) (non-vtg.)	254,099	3,707
DISH Network Corp. Class A (a)	109,100	1,779
Informa PLC	177,744	823
Lamar Advertising Co. Class A (a)(d)	55,460	1,269
Liberty Media Corp. Entertainment Series A (a)	103,300	2,881
McGraw-Hill Companies, Inc.	6,100	205
The DIRECTV Group, Inc. (a)	51,990	1,287
The Walt Disney Co.	55,393	1,442
Time Warner Cable, Inc.	87,675	3,237
Viacom, Inc. Class B (non-vtg.) (a)	39,200	982
		19,280
Multiline Retail - 0.4%
Target Corp.	62,436	2,934
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	55,600	2,352
Asbury Automotive Group, Inc.	47,300	591
Best Buy Co., Inc.	22,157	804
Big 5 Sporting Goods Corp.	42,500	649
Carphone Warehouse Group PLC	143,753	429
Collective Brands, Inc. (a)	75,890	1,202
Gymboree Corp. (a)	18,100	811
Home Depot, Inc.	41,407	1,130
Lowe's Companies, Inc.	231,400	4,975
Lumber Liquidators, Inc. (a)(d)	52,204	1,148
OfficeMax, Inc.	99,200	1,122
RadioShack Corp.	23,400	354
Sally Beauty Holdings, Inc. (a)	156,975	1,116
Staples, Inc.	126,418	2,732
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
The Children's Place Retail Stores, Inc. (a)	100	$ 3
Tween Brands, Inc. (a)	193,100	1,468
Zale Corp. (a)	34,792	225
		21,111
Textiles, Apparel & Luxury Goods - 0.1%
American Apparel, Inc. (a)	173,409	642
TOTAL CONSUMER DISCRETIONARY		82,247
CONSUMER STAPLES - 8.4%
Beverages - 1.6%
Anheuser-Busch InBev SA NV	81,760	3,530
Coca-Cola Enterprises, Inc.	83,200	1,681
The Coca-Cola Co.	140,700	6,862
		12,073
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	36,000	1,835
CVS Caremark Corp.	147,191	5,523
Kroger Co.	61,300	1,323
PriceSmart, Inc.	43,800	777
Safeway, Inc.	29,900	570
Wal-Mart Stores, Inc.	86,189	4,384
Walgreen Co.	2,600	88
Winn-Dixie Stores, Inc. (a)	172,500	2,375
		16,875
Food Products - 2.5%
Bunge Ltd.	12,200	818
Cermaq ASA (a)	83,200	597
Corn Products International, Inc.	49,312	1,463
Danone	15,193	826
Global Bio-Chem Technology Group Co. Ltd.	2,990,000	725
Kellogg Co.	16,900	796
Leroy Seafood Group ASA	79,900	1,381
Marine Harvest ASA (a)	6,863,000	4,870
Nestle SA (Reg.)	42,118	1,749
Ralcorp Holdings, Inc. (a)	15,200	953
Smithfield Foods, Inc. (a)	108,300	1,329
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Tyson Foods, Inc. Class A	264,650	$ 3,173
Unilever NV (Certificaten Van Aandelen)	22,100	618
		19,298
Household Products - 1.0%
Energizer Holdings, Inc. (a)	26,997	1,766
Kimberly-Clark Corp.	47,103	2,848
Procter & Gamble Co.	62,449	3,379
		7,993
Personal Products - 0.4%
Avon Products, Inc.	44,485	1,418
Hengan International Group Co. Ltd.	137,000	758
Mead Johnson Nutrition Co. Class A	19,200	761
		2,937
Tobacco - 0.7%
Lorillard, Inc.	19,288	1,404
Philip Morris International, Inc.	92,500	4,228
		5,632
TOTAL CONSUMER STAPLES		64,808
ENERGY - 11.1%
Energy Equipment & Services - 4.4%
BJ Services Co.	57,400	922
Diamond Offshore Drilling, Inc. (d)	11,000	984
Global Industries Ltd. (a)	249,931	2,374
Halliburton Co.	79,700	1,890
Helix Energy Solutions Group, Inc. (a)	72,000	842
Nabors Industries Ltd. (a)	61,386	1,085
National Oilwell Varco, Inc. (a)	216,900	7,884
Noble Corp.	99,666	3,491
Parker Drilling Co. (a)	95,900	433
Patterson-UTI Energy, Inc.	17,900	238
Pride International, Inc. (a)	44,400	1,145
Schlumberger Ltd.	23,800	1,338
Seahawk Drilling, Inc. (a)	26,814	598
Smith International, Inc.	93,300	2,572
Tidewater, Inc.	32,900	1,420
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Union Drilling, Inc. (a)	63,328	$ 396
Weatherford International Ltd. (a)	303,564	6,056
		33,668
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	49,760	1,608
Arch Coal, Inc.	130,805	2,266
Atlas America, Inc.	8,800	195
Berry Petroleum Co. Class A	71,800	1,621
Brigham Exploration Co. (a)	198,700	1,301
Cabot Oil & Gas Corp.	23,094	814
Chesapeake Energy Corp.	210,300	4,803
Cimarex Energy Co.	20,100	785
Compton Petroleum Corp. (a)(d)	65,100	68
Concho Resources, Inc. (a)	27,200	886
Denbury Resources, Inc. (a)	89,300	1,359
EXCO Resources, Inc. (a)	190,861	2,798
Hess Corp.	48,300	2,443
Holly Corp.	35,900	820
Keyera Facilities Income Fund	36,700	662
Marathon Oil Corp.	13,700	423
Niko Resources Ltd.	12,600	817
Occidental Petroleum Corp.	24,600	1,798
OPTI Canada, Inc. (a)	588,300	908
OPTI Canada, Inc. (a)(e)	499,500	771
Penn Virginia Corp.	35,200	674
Petrohawk Energy Corp. (a)	295,913	6,371
Petroleo Brasileiro SA - Petrobras sponsored ADR	3,500	139
Plains Exploration & Production Co. (a)	159,800	4,195
Range Resources Corp.	61,400	2,970
Rosetta Resources, Inc. (a)	85,900	1,014
SandRidge Energy, Inc. (a)	124,289	1,516
Southwestern Energy Co. (a)	82,200	3,030
Suncor Energy, Inc.	80,180	2,453
Sunoco, Inc.	13,860	373
Tristar Oil & Gas Ltd. (a)	89,400	1,201
Venoco, Inc. (a)	104,894	844
		51,926
TOTAL ENERGY		85,594
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 17.2%
Capital Markets - 1.9%
AllianceBernstein Holding LP	24,000	$ 545
Bank Sarasin & Co. Ltd.:
rights 9/15/09 (a)	21,846	23
Series B (Reg.)	21,846	808
Fortress Investment Group LLC (a)	165,000	747
GCA Savvian Group Corp.	32	36
Goldman Sachs Group, Inc.	24,953	4,129
Janus Capital Group, Inc.	61,900	787
Morgan Stanley	158,500	4,590
State Street Corp.	40,800	2,141
The Blackstone Group LP	57,900	746
		14,552
Commercial Banks - 4.7%
Associated Banc-Corp.	66,900	694
BB&T Corp.	19,900	556
CapitalSource, Inc.	577,455	2,391
Huntington Bancshares, Inc.	186,600	851
KeyCorp	58,600	390
Mitsubishi UFJ Financial Group, Inc.	131,900	838
PNC Financial Services Group, Inc.	202,753	8,635
Sumitomo Mitsui Financial Group, Inc.	25,700	1,107
SunTrust Banks, Inc.	17,300	404
U.S. Bancorp, Delaware	107,600	2,434
Wells Fargo & Co.	645,815	17,782
		36,082
Consumer Finance - 0.6%
Capital One Financial Corp.	83,500	3,114
Discover Financial Services	114,987	1,581
ORIX Corp.	5,340	410
		5,105
Diversified Financial Services - 5.5%
Bank of America Corp.	992,521	17,458
BM&F BOVESPA SA	236,100	1,458
CME Group, Inc.	4,351	1,266
Deutsche Boerse AG	5,642	431
JPMorgan Chase & Co.	344,000	14,950
PICO Holdings, Inc. (a)	200,351	6,638
		42,201
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 2.7%
ACE Ltd.	25,000	$ 1,305
Aon Corp.	24,700	1,031
Assurant, Inc.	22,500	674
Assured Guaranty Ltd.	30,600	609
Endurance Specialty Holdings Ltd.	16,300	562
Everest Re Group Ltd.	14,900	1,256
Fidelity National Financial, Inc. Class A	8,700	131
Genworth Financial, Inc. Class A	176,700	1,866
Lincoln National Corp.	82,000	2,070
Loews Corp.	24,300	830
Maiden Holdings Ltd. (e)	77,800	594
MBIA, Inc. (a)(d)	135,323	909
MetLife, Inc.	41,574	1,570
Montpelier Re Holdings Ltd.	47,900	771
Platinum Underwriters Holdings Ltd.	21,200	769
Protective Life Corp.	60,000	1,293
Prudential Financial, Inc.	12,800	647
The Travelers Companies, Inc.	43,300	2,183
Validus Holdings Ltd.	19,100	490
XL Capital Ltd. Class A	70,545	1,224
		20,784
Real Estate Investment Trusts - 0.8%
Brandywine Realty Trust (SBI)	23,900	254
CBL & Associates Properties, Inc.	70,300	659
Corporate Office Properties Trust (SBI)	3,500	129
Developers Diversified Realty Corp.	33,503	263
Duke Realty LP	32,500	374
Kite Realty Group Trust	4,300	16
ProLogis Trust	139,500	1,551
Segro PLC	47,700	279
SL Green Realty Corp.	37,000	1,306
U-Store-It Trust	26,600	172
Unibail-Rodamco	1,000	198
Ventas, Inc.	8,100	318
Vornado Realty Trust	14,045	808
		6,327
Real Estate Management & Development - 1.0%
Capital & Regional PLC	17,400	11
Capital & Regional PLC (a)	78,200	21
CB Richard Ellis Group, Inc. Class A (a)	454,600	5,382
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Jones Lang LaSalle, Inc.	30,800	$ 1,444
Unite Group PLC	190,500	744
		7,602
TOTAL FINANCIALS		132,653
HEALTH CARE - 12.3%
Biotechnology - 2.7%
Alexion Pharmaceuticals, Inc. (a)	13,900	627
Amgen, Inc. (a)	75,600	4,516
Biogen Idec, Inc. (a)	17,800	894
Cephalon, Inc. (a)	8,700	495
Clinical Data, Inc. (a)	23,852	376
Dendreon Corp. (a)(d)	32,400	757
DUSA Pharmaceuticals, Inc. (a)	149,572	165
Genzyme Corp. (a)	36,750	2,047
Gilead Sciences, Inc. (a)	45,800	2,064
Human Genome Sciences, Inc. (a)	78,400	1,551
ImmunoGen, Inc. (a)	5,200	38
Maxygen, Inc. (a)	29,475	209
Micromet, Inc. (a)	47,900	304
Theravance, Inc. (a)	183,280	2,854
United Therapeutics Corp. (a)	13,600	1,245
Vertex Pharmaceuticals, Inc. (a)	63,200	2,364
		20,506
Health Care Equipment & Supplies - 1.8%
Beckman Coulter, Inc.	9,100	616
C.R. Bard, Inc.	24,430	1,969
Cooper Companies, Inc.	11,704	320
Covidien PLC	100,302	3,969
ev3, Inc. (a)	28,052	357
Integra LifeSciences Holdings Corp. (a)	45,900	1,551
Inverness Medical Innovations, Inc. (a)	27,900	993
Kinetic Concepts, Inc. (a)	28,300	904
Orthofix International NV (a)	27,781	760
Sonova Holding AG	15,951	1,526
William Demant Holding AS (a)	10,400	637
		13,602
Health Care Providers & Services - 3.0%
Aetna, Inc.	36,400	1,037
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Brookdale Senior Living, Inc.	126,000	$ 2,002
CIGNA Corp.	180,680	5,317
Clarient, Inc. (a)	6,900	27
Community Health Systems, Inc. (a)	26,000	800
Express Scripts, Inc. (a)	33,700	2,434
Fresenius Medical Care AG & Co. KGaA	14,800	665
Health Net, Inc. (a)	27,377	419
Henry Schein, Inc. (a)	17,100	906
Humana, Inc. (a)	27,800	992
McKesson Corp.	18,100	1,029
Medco Health Solutions, Inc. (a)	47,900	2,645
Triple-S Management Corp. (a)	65,064	1,206
UnitedHealth Group, Inc.	65,759	1,841
Universal Health Services, Inc. Class B	29,300	1,722
		23,042
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	4,484	46
Life Technologies Corp. (a)	24,600	1,095
Thermo Fisher Scientific, Inc. (a)	10,100	457
		1,598
Pharmaceuticals - 4.6%
Abbott Laboratories	21,300	963
Allergan, Inc.	41,781	2,336
Cadence Pharmaceuticals, Inc. (a)	117,734	1,284
King Pharmaceuticals, Inc. (a)	21,000	218
Merck & Co., Inc.	288,495	9,356
Novo Nordisk AS Series B	15,115	921
Pfizer, Inc.	971,500	16,224
Sanofi-Aventis	20,000	1,362
Shire PLC	42,523	704
Teva Pharmaceutical Industries Ltd. sponsored ADR	18,510	953
ViroPharma, Inc. (a)	41,200	330
Vivus, Inc. (a)	126,595	784
XenoPort, Inc. (a)	19,100	348
		35,783
TOTAL HEALTH CARE		94,531
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - 9.8%
Aerospace & Defense - 1.4%
Alliant Techsystems, Inc. (a)	12,100	$ 935
Honeywell International, Inc.	77,300	2,842
Lockheed Martin Corp.	15,000	1,125
Orbital Sciences Corp. (a)	61,400	908
Precision Castparts Corp.	3,100	283
United Technologies Corp.	79,400	4,713
		10,806
Airlines - 0.3%
Delta Air Lines, Inc. (a)	303,725	2,193
Building Products - 0.4%
Masco Corp.	136,600	1,978
Owens Corning (a)	67,375	1,505
		3,483
Commercial Services & Supplies - 1.0%
Clean Harbors, Inc. (a)	21,510	1,270
Consolidated Graphics, Inc. (a)	13,400	277
GeoEye, Inc. (a)	71,509	1,811
R.R. Donnelley & Sons Co.	142,397	2,540
Republic Services, Inc.	61,500	1,575
		7,473
Construction & Engineering - 0.6%
Chicago Bridge & Iron Co. NV (NY Shares)	68,900	1,084
Great Lakes Dredge & Dock Corp.	262,326	1,716
MYR Group, Inc. (a)	34,539	708
Tutor Perini Corp. (a)	35,000	687
URS Corp. (a)	9,300	402
		4,597
Electrical Equipment - 0.9%
AMETEK, Inc.	24,145	760
Cooper Industries Ltd. Class A	99,649	3,214
First Solar, Inc. (a)	4,700	571
Renewable Energy Corp. AS (a)	184,020	1,246
Roper Industries, Inc.	8,300	393
SunPower Corp.:
Class A (a)(d)	7,400	188
Class B (a)	27,600	590
		6,962
Industrial Conglomerates - 1.3%
Carlisle Companies, Inc.	2,600	86
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Koninklijke Philips Electronics NV	65,300	$ 1,476
McDermott International, Inc. (a)	95,745	2,275
Rheinmetall AG	18,100	883
Siemens AG sponsored ADR	19,300	1,676
Textron, Inc.	214,168	3,290
		9,686
Machinery - 1.6%
Briggs & Stratton Corp.	48,975	864
Columbus McKinnon Corp. (NY Shares) (a)	38,300	471
Cummins, Inc.	70,100	3,177
Danaher Corp.	21,600	1,311
Ingersoll-Rand Co. Ltd.	51,800	1,600
JTEKT Corp.	57,400	740
Navistar International Corp. (a)	64,100	2,772
Vallourec SA	9,400	1,428
		12,363
Professional Services - 0.3%
Manpower, Inc.	8,700	450
Monster Worldwide, Inc. (a)	67,100	1,088
Robert Half International, Inc.	30,900	812
		2,350
Road & Rail - 2.0%
Arkansas Best Corp.	10,000	319
Avis Budget Group, Inc. (a)	78,100	760
Burlington Northern Santa Fe Corp.	6,200	515
Con-way, Inc.	9,081	379
CSX Corp.	70,200	2,984
Norfolk Southern Corp.	32,100	1,472
Ryder System, Inc.	47,600	1,809
Saia, Inc. (a)	36,000	637
Union Pacific Corp.	79,600	4,761
Universal Truckload Services, Inc.	116,392	1,923
		15,559
TOTAL INDUSTRIALS		75,472
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 3.1%
Adtran, Inc.	59,329	1,349
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Cisco Systems, Inc. (a)	504,300	$ 10,893
Comverse Technology, Inc. (a)	181,600	1,567
Infinera Corp. (a)	108,832	762
Juniper Networks, Inc. (a)	177,900	4,104
Motorola, Inc.	499,589	3,587
QUALCOMM, Inc.	40,092	1,861
		24,123
Computers & Peripherals - 2.3%
Apple, Inc. (a)	24,700	4,155
Hewlett-Packard Co.	197,600	8,870
Netezza Corp. (a)	76,383	733
QLogic Corp. (a)	49,917	789
SanDisk Corp. (a)	32,545	576
Seagate Technology	167,000	2,313
		17,436
Electronic Equipment & Components - 2.2%
Agilent Technologies, Inc.	95,587	2,455
Amphenol Corp. Class A	51,700	1,807
Arrow Electronics, Inc. (a)	67,400	1,863
Avnet, Inc. (a)	118,500	3,158
Bell Microproducts, Inc. (a)	350,800	695
BYD Co. Ltd. (H Shares) (a)	26,000	163
Corning, Inc.	183,100	2,761
Ingram Micro, Inc. Class A (a)	78,400	1,314
Itron, Inc. (a)	27,214	1,491
Tyco Electronics Ltd.	49,177	1,122
		16,829
Internet Software & Services - 0.8%
Google, Inc. Class A (a)	8,400	3,878
NetEase.com, Inc. sponsored ADR (a)	6,100	256
NHN Corp. (a)	1,307	178
VeriSign, Inc. (a)	101,514	2,151
		6,463
IT Services - 1.5%
Affiliated Computer Services, Inc. Class A (a)	12,000	538
Alliance Data Systems Corp. (a)	33,800	1,878
Atos Origin SA (a)	18,793	882
Fidelity National Information Services, Inc.	108,400	2,662
Hewitt Associates, Inc. Class A (a)	28,673	1,033
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lender Processing Services, Inc.	36,359	$ 1,246
Metavante Technologies, Inc. (a)	42,068	1,326
Perot Systems Corp. Class A (a)	71,300	1,187
Visa, Inc. Class A	9,800	697
Wright Express Corp. (a)	18,826	593
		12,042
Office Electronics - 0.1%
Xerox Corp.	83,000	718
Semiconductors & Semiconductor Equipment - 4.9%
Analog Devices, Inc.	57,700	1,630
Applied Materials, Inc.	176,700	2,329
Atmel Corp. (a)	1,413,674	5,838
Cymer, Inc. (a)	47,800	1,682
Fairchild Semiconductor International, Inc. (a)	269,400	2,710
Himax Technologies, Inc. sponsored ADR	26,000	91
International Rectifier Corp. (a)	56,200	1,055
Kulicke & Soffa Industries, Inc. (a)	152,200	801
Lam Research Corp. (a)	214,407	6,582
LTX-Credence Corp. (a)	1,404,236	1,404
Maxim Integrated Products, Inc.	119,400	2,242
MEMC Electronic Materials, Inc. (a)	46,900	748
Micron Technology, Inc. (a)	236,000	1,739
National Semiconductor Corp.	75,423	1,144
ON Semiconductor Corp. (a)	578,802	4,671
Semitool, Inc. (a)	118,900	781
Standard Microsystems Corp. (a)	3,100	72
Varian Semiconductor Equipment Associates, Inc. (a)	65,075	1,989
		37,508
Software - 2.6%
Adobe Systems, Inc. (a)	32,055	1,007
ANSYS, Inc. (a)	23,000	808
BMC Software, Inc. (a)	30,900	1,102
Citrix Systems, Inc. (a)	43,500	1,552
Informatica Corp. (a)	40,700	730
Microsoft Corp.	299,200	7,375
Misys PLC	205,000	619
Oracle Corp.	201,300	4,402
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sourcefire, Inc. (a)	93,746	$ 1,781
Ubisoft Entertainment SA (a)	33,662	599
		19,975
TOTAL INFORMATION TECHNOLOGY		135,094
MATERIALS - 6.3%
Chemicals - 3.4%
Air Products & Chemicals, Inc.	19,200	1,441
Airgas, Inc.	20,400	949
Albemarle Corp.	32,600	1,051
Ashland, Inc.	74,200	2,722
Celanese Corp. Class A	127,001	3,235
CF Industries Holdings, Inc.	5,100	416
Cytec Industries, Inc.	30,898	893
Dow Chemical Co.	56,400	1,201
Huabao International Holdings Ltd.	200,000	207
Monsanto Co.	32,400	2,718
Rockwood Holdings, Inc. (a)	29,888	609
Solutia, Inc. (a)	203,300	2,486
Spartech Corp.	159,761	1,844
Terra Industries, Inc.	46,850	1,458
The Mosaic Co.	28,800	1,396
W.R. Grace & Co. (a)	200,326	3,351
		25,977
Construction Materials - 0.1%
Eagle Materials, Inc.	12,900	340
Vulcan Materials Co.	15,900	796
		1,136
Containers & Packaging - 0.8%
Ball Corp.	3,400	165
Owens-Illinois, Inc. (a)	83,324	2,828
Rock-Tenn Co. Class A	8,156	418
Temple-Inland, Inc.	169,768	2,871
		6,282
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	6,800	390
ArcelorMittal SA (NY Shares) Class A	28,700	1,023
Commercial Metals Co.	91,700	1,552
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Eldorado Gold Corp. (a)	267,100	$ 2,757
First Quantum Minerals Ltd.	2,200	130
Globe Specialty Metals, Inc.	28,700	235
Grande Cache Coal Corp. (a)	21,700	62
Ivanhoe Mines Ltd. (a)	214,600	2,376
Lihir Gold Ltd. (a)	427,775	1,002
Mitsubishi Materials Corp.	22,000	67
Newcrest Mining Ltd.	50,655	1,285
Newmont Mining Corp.	20,900	840
Nucor Corp.	21,500	958
Rio Tinto PLC (Reg.)	20,000	775
Sino Gold Mining Ltd. (a)	157,207	889
Timminco Ltd. (a)(d)	178,100	202
		14,543
Paper & Forest Products - 0.1%
Weyerhaeuser Co.	17,400	651
TOTAL MATERIALS		48,589
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	156,316	4,072
Atlantic Tele-Network, Inc.	3,800	182
Cincinnati Bell, Inc. (a)	38,389	128
Qwest Communications International, Inc.	403,743	1,449
Verizon Communications, Inc.	83,128	2,580
		8,411
Wireless Telecommunication Services - 0.5%
MTN Group Ltd.	15,600	256
Sprint Nextel Corp. (a)	670,200	2,453
Vivo Participacoes SA sponsored ADR	36,800	838
		3,547
TOTAL TELECOMMUNICATION SERVICES		11,958
UTILITIES - 2.6%
Electric Utilities - 0.9%
Allegheny Energy, Inc.	96,300	2,543
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Entergy Corp.	22,602	$ 1,786
FirstEnergy Corp.	58,600	2,645
		6,974
Gas Utilities - 0.3%
EQT Corp.	32,400	1,285
Questar Corp.	7,000	236
Xinao Gas Holdings Ltd.	394,000	628
		2,149
Independent Power Producers & Energy Traders - 1.2%
AES Corp.	112,300	1,535
Constellation Energy Group, Inc.	86,500	2,738
NRG Energy, Inc. (a)	145,461	3,906
RRI Energy, Inc. (a)	183,550	1,090
		9,269
Multi-Utilities - 0.2%
CMS Energy Corp.	31,000	416
Public Service Enterprise Group, Inc.	9,300	295
Sempra Energy	19,900	998
		1,709
TOTAL UTILITIES		20,101
TOTAL COMMON STOCKS (Cost $741,541)		751,047
Convertible Preferred Stocks - 0.6%

ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
McMoRan Exploration Co. 6.75%	6,000	409
SandRidge Energy, Inc. 8.50% (a)(e)	9,700	1,648
		2,057
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
CIT Group, Inc. Series C, 8.75%	17,488	139
Convertible Preferred Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	24,100	$ 2,284
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,037)		4,480
Investment Companies - 0.3%

Ares Capital Corp. (Cost $3,392)	268,968	2,501
Corporate Bonds - 0.9%
	Principal Amount (000s)
Convertible Bonds - 0.6%
FINANCIALS - 0.2%
Capital Markets - 0.0%
Janus Capital Group, Inc. 3.25% 7/15/14	$ 140	161
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (c)(e)	1,845	1,361
TOTAL FINANCIALS		1,522
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Endo Pharmaceuticals Holdings, Inc. 1.75% 4/15/15 (e)	870	828
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
MasTec, Inc. 4% 6/15/14	440	406
INFORMATION TECHNOLOGY - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Advanced Micro Devices, Inc. 6% 5/1/15	1,730	1,148
Amkor Technology, Inc. 6% 4/15/14 (e)	470	941
		2,089
TOTAL CONVERTIBLE BONDS		4,845
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - 0.3%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
OPTI Canada, Inc.:
7.875% 12/15/14	$ 620	$ 400
8.25% 12/15/14	625	406
		806
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Freescale Semiconductor, Inc. 10.125% 12/15/16	2,462	1,366
TOTAL NONCONVERTIBLE BONDS		2,172
TOTAL CORPORATE BONDS (Cost $5,708)		7,017
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.33% (f)	6,055,633	6,056
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(f)	4,221,102	4,221
TOTAL MONEY MARKET FUNDS (Cost $10,277)		10,277
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $765,955)		775,322
NET OTHER ASSETS - (0.7)%		(5,087)
NET ASSETS - 100%		$ 770,235
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,143,000 or 0.8% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12
Fidelity Securities Lending Cash Central Fund	144
Total	$ 156
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 82,247	$ 80,775	$ 1,472	$ -
Consumer Staples	64,808	64,808	-	-
Energy	87,651	85,594	2,057	-
Financials	132,792	131,794	998	-
Health Care	94,531	92,465	2,066	-
Industrials	75,472	73,996	1,476	-
Information Technology	135,094	135,094	-	-
Materials	50,873	47,814	3,059	-
Telecommunication Services	11,958	11,958	-	-
Utilities	20,101	20,101	-	-
Corporate Bonds	7,017	-	7,017	-
Investment Companies	2,501	2,501	-	-
Money Market Funds	10,277	10,277	-	-
Total Investments in Securities:	$ 775,322	$ 757,177	$ 18,145	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 3,694
Total Realized Gain (Loss)	1,609
Total Unrealized Gain (Loss)	852
Cost of Purchases	93
Proceeds of Sales	(4,776)
Amortization/Accretion	-
Transfer in/out of Level 3	(1,472)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $784,019,000. Net unrealized depreciation aggregated $8,697,000, of which $99,255,000 related to appreciated investment securities and $107,952,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Dynamic Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805756.105

ARG-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 21.8%
Auto Components - 2.7%
American Axle & Manufacturing Holdings, Inc.	207,500	$ 1,282,350
Autoliv, Inc.	98,400	3,155,688
BorgWarner, Inc.	98,900	2,934,363
Johnson Controls, Inc.	219,391	5,434,315
Modine Manufacturing Co.	52,310	443,066
TRW Automotive Holdings Corp. (a)	156,447	2,761,290
		16,011,072
Automobiles - 0.7%
Harley-Davidson, Inc. (c)	170,200	4,081,396
Diversified Consumer Services - 1.8%
ITT Educational Services, Inc. (a)	52,897	5,553,656
Strayer Education, Inc.	24,900	5,256,390
		10,810,046
Hotels, Restaurants & Leisure - 1.6%
Bob Evans Farms, Inc.	46,337	1,245,075
Paddy Power PLC (Ireland)	189,000	5,216,159
Ruby Tuesday, Inc. (a)	71,692	523,352
Wendy's/Arby's Group, Inc.	477,211	2,405,143
		9,389,729
Internet & Catalog Retail - 2.2%
Amazon.com, Inc. (a)	155,676	12,639,334
Media - 8.8%
CBS Corp. Class B	305,600	3,162,960
Interpublic Group of Companies, Inc. (a)	1,118,200	7,033,478
The Walt Disney Co.	1,161,614	30,248,428
Virgin Media, Inc.	941,461	10,760,899
		51,205,765
Multiline Retail - 0.3%
Macy's, Inc.	108,900	1,690,128
Specialty Retail - 3.7%
Aeropostale, Inc. (a)	77,831	3,047,084
American Eagle Outfitters, Inc.	25,950	350,325
AnnTaylor Stores Corp. (a)	267,287	3,763,401
Chico's FAS, Inc. (a)	181,571	2,311,399
Gap, Inc.	312,276	6,136,223
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lowe's Companies, Inc.	72,600	$ 1,560,900
Urban Outfitters, Inc. (a)	161,600	4,594,288
		21,763,620
TOTAL CONSUMER DISCRETIONARY		127,591,090
CONSUMER STAPLES - 1.5%
Food & Staples Retailing - 0.5%
CVS Caremark Corp.	51,835	1,944,849
Walgreen Co.	32,000	1,084,160
		3,029,009
Food Products - 0.5%
The J.M. Smucker Co.	51,961	2,716,001
Personal Products - 0.5%
Estee Lauder Companies, Inc. Class A	83,200	2,982,720
TOTAL CONSUMER STAPLES		8,727,730
ENERGY - 9.2%
Energy Equipment & Services - 3.8%
Pride International, Inc. (a)	62,200	1,603,516
Schlumberger Ltd.	187,200	10,520,640
Smith International, Inc.	72,600	2,001,582
Transocean Ltd. (a)	57,200	4,338,048
Weatherford International Ltd. (a)	83,000	1,655,850
Willbros Group, Inc. (a)	151,014	1,880,124
		21,999,760
Oil, Gas & Consumable Fuels - 5.4%
Arch Coal, Inc.	51,900	898,908
EXCO Resources, Inc. (a)	227,428	3,334,094
James River Coal Co. (a)	69,105	1,149,907
Marathon Oil Corp.	260,100	8,029,287
Occidental Petroleum Corp.	124,516	9,102,120
Patriot Coal Corp. (a)	155,653	1,379,086
Petroleo Brasileiro SA - Petrobras sponsored ADR	199,500	7,908,180
		31,801,582
TOTAL ENERGY		53,801,342
Common Stocks - continued
	Shares	Value
FINANCIALS - 20.2%
Capital Markets - 4.1%
Goldman Sachs Group, Inc.	52,214	$ 8,639,328
Janus Capital Group, Inc.	285,181	3,627,502
Morgan Stanley	404,320	11,709,107
		23,975,937
Commercial Banks - 0.6%
SunTrust Banks, Inc.	155,600	3,636,372
Consumer Finance - 2.2%
American Express Co.	103,800	3,510,516
Capital One Financial Corp.	254,200	9,479,118
		12,989,634
Diversified Financial Services - 11.6%
Bank of America Corp.	1,239,020	21,794,362
Citigroup, Inc.	3,113,224	15,566,120
CME Group, Inc.	82,914	24,131,291
Moody's Corp.	238,728	6,502,951
		67,994,724
Real Estate Management & Development - 1.7%
CB Richard Ellis Group, Inc. Class A (a)	802,624	9,503,068
TOTAL FINANCIALS		118,099,735
HEALTH CARE - 12.2%
Biotechnology - 4.6%
Biogen Idec, Inc. (a)	537,124	26,968,996
Health Care Equipment & Supplies - 1.1%
Covidien PLC	78,400	3,102,288
ResMed, Inc. (a)	72,600	3,333,066
		6,435,354
Health Care Providers & Services - 1.3%
VCA Antech, Inc. (a)	309,757	7,666,486
Pharmaceuticals - 5.2%
Allergan, Inc.	125,327	7,008,286
Bristol-Myers Squibb Co.	20,116	445,167
Elan Corp. PLC sponsored ADR (a)	986,147	7,129,843
Pfizer, Inc.	850,730	14,207,191
Schering-Plough Corp.	57,571	1,622,351
		30,412,838
TOTAL HEALTH CARE		71,483,674
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 10.6%
Airlines - 8.3%
AMR Corp. (a)	2,432,332	$ 13,280,533
Continental Airlines, Inc. Class B (a)	1,083,490	14,377,912
Delta Air Lines, Inc. (a)	1,871,345	13,511,111
UAL Corp. (a)(c)	708,029	4,411,021
US Airways Group, Inc. (a)(c)	905,500	3,078,700
		48,659,277
Electrical Equipment - 1.0%
Alstom SA	81,619	5,734,426
Machinery - 0.7%
Deere & Co.	60,451	2,635,664
Terex Corp. (a)	72,600	1,196,448
		3,832,112
Road & Rail - 0.6%
Landstar System, Inc.	109,700	3,825,239
TOTAL INDUSTRIALS		62,051,054
INFORMATION TECHNOLOGY - 14.6%
Communications Equipment - 2.9%
Adtran, Inc.	82,260	1,870,592
Cisco Systems, Inc. (a)	694,016	14,990,746
		16,861,338
Computers & Peripherals - 3.5%
Apple, Inc. (a)	57,422	9,658,955
Hewlett-Packard Co.	240,080	10,777,191
		20,436,146
Semiconductors & Semiconductor Equipment - 4.4%
Applied Materials, Inc.	802,230	10,573,391
ASML Holding NV (NY Shares)	119,300	3,277,171
KLA-Tencor Corp.	255,229	7,963,145
Lam Research Corp. (a)	134,948	4,142,904
		25,956,611
Software - 3.8%
Fair Isaac Corp.	122,497	2,731,683
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Microsoft Corp.	689,500	$ 16,996,175
Rovi Corp. (a)	79,176	2,410,117
		22,137,975
TOTAL INFORMATION TECHNOLOGY		85,392,070
MATERIALS - 2.3%
Chemicals - 2.3%
Ashland, Inc.	136,600	5,010,488
Dow Chemical Co.	250,900	5,341,661
E.I. du Pont de Nemours & Co.	103,700	3,311,141
		13,663,290
TELECOMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 2.9%
Cbeyond, Inc. (a)	231,211	3,320,190
Qwest Communications International, Inc. (c)	3,849,700	13,820,423
		17,140,613
Wireless Telecommunication Services - 1.5%
Sprint Nextel Corp. (a)	2,424,925	8,875,226
TOTAL TELECOMMUNICATION SERVICES		26,015,839
TOTAL COMMON STOCKS (Cost $681,830,630)		566,825,824
Money Market Funds - 8.3%

Fidelity Cash Central Fund, 0.33% (d)	23,976,535	23,976,535
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	24,297,246	24,297,246
TOTAL MONEY MARKET FUNDS (Cost $48,273,781)		48,273,781
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $730,104,411)		615,099,605
NET OTHER ASSETS - (5.1)%		(29,825,085)
NET ASSETS - 100%		$ 585,274,520
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 171,542
Fidelity Securities Lending Cash Central Fund	293,638
Total	$ 465,180
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $732,472,434. Net unrealized depreciation aggregated $117,372,829, of which $55,259,252 related to appreciated investment securities and $172,632,081 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Equity
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805739.105

EPG-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 0.0%
Johnson Controls, Inc.	22,200	$ 550
Automobiles - 0.9%
Harley-Davidson, Inc. (c)	1,199,700	28,769
Diversified Consumer Services - 1.1%
Strayer Education, Inc. (c)	160,307	33,841
Hotels, Restaurants & Leisure - 1.6%
Chipotle Mexican Grill, Inc. Class B (a)	12,600	937
Marriott International, Inc. Class A (c)	242,424	5,794
McDonald's Corp.	328,224	18,459
Starbucks Corp. (a)	1,079,301	20,496
Starwood Hotels & Resorts Worldwide, Inc.	168,500	5,018
		50,704
Household Durables - 1.2%
Black & Decker Corp.	285,516	12,597
Mohawk Industries, Inc. (a)	489,673	24,542
		37,139
Internet & Catalog Retail - 0.3%
Expedia, Inc. (a)	75,400	1,738
Priceline.com, Inc. (a)	41,300	6,359
		8,097
Media - 0.3%
McGraw-Hill Companies, Inc.	236,110	7,936
Multiline Retail - 1.6%
Target Corp.	1,066,876	50,143
Specialty Retail - 6.1%
Advance Auto Parts, Inc.	178,200	7,538
Best Buy Co., Inc.	574,585	20,846
Home Depot, Inc.	467,800	12,766
Lowe's Companies, Inc.	3,527,100	75,833
O'Reilly Automotive, Inc. (a)	371,200	14,210
Ross Stores, Inc.	303,332	14,147
Sherwin-Williams Co.	340,273	20,484
Tiffany & Co., Inc.	4,465	162
TJX Companies, Inc.	590,296	21,221
		187,207
Textiles, Apparel & Luxury Goods - 1.1%
Coach, Inc.	506,000	14,315
Fuqi International, Inc. (a)(c)	81,700	2,118
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Lululemon Athletica, Inc. (a)(c)	586,089	$ 11,757
NIKE, Inc. Class B	113,300	6,276
		34,466
TOTAL CONSUMER DISCRETIONARY		438,852
CONSUMER STAPLES - 6.4%
Beverages - 0.9%
The Coca-Cola Co.	576,859	28,133
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	116,600	5,944
Wal-Mart Stores, Inc.	89,660	4,561
Walgreen Co.	1,251,748	42,409
		52,914
Food Products - 0.8%
Bunge Ltd.	233,800	15,667
Nestle SA sponsored ADR	242,000	10,031
		25,698
Household Products - 1.6%
Colgate-Palmolive Co.	261,200	18,989
Energizer Holdings, Inc. (a)	445,500	29,149
		48,138
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	202,271	7,251
Mead Johnson Nutrition Co. Class A	166,988	6,623
Nu Skin Enterprises, Inc. Class A	665,399	11,478
		25,352
Tobacco - 0.6%
Philip Morris International, Inc.	401,200	18,339
TOTAL CONSUMER STAPLES		198,574
ENERGY - 4.6%
Energy Equipment & Services - 2.5%
Schlumberger Ltd.	675,186	37,945
Smith International, Inc.	441,300	12,167
Transocean Ltd. (a)	112,900	8,562
Weatherford International Ltd. (a)	875,000	17,456
		76,130
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.1%
Denbury Resources, Inc. (a)	1,902,723	$ 28,959
Range Resources Corp.	354,177	17,132
Southwestern Energy Co. (a)	501,505	18,485
		64,576
TOTAL ENERGY		140,706
FINANCIALS - 10.7%
Capital Markets - 1.7%
Charles Schwab Corp.	758,366	13,696
Franklin Resources, Inc.	111,400	10,397
Goldman Sachs Group, Inc.	48,944	8,098
JMP Group, Inc.	114,000	1,169
Morgan Stanley	577,800	16,733
T. Rowe Price Group, Inc.	28,600	1,296
		51,389
Commercial Banks - 2.0%
PNC Financial Services Group, Inc.	468,951	19,973
Wells Fargo & Co.	1,520,050	41,832
		61,805
Consumer Finance - 1.5%
American Express Co.	1,412,600	47,774
Diversified Financial Services - 4.4%
CME Group, Inc.	41,300	12,020
JPMorgan Chase & Co.	2,874,722	124,935
		136,955
Insurance - 0.6%
Arthur J. Gallagher & Co.	200,099	4,756
Hilltop Holdings, Inc. (a)	256,800	3,154
MetLife, Inc.	284,900	10,758
		18,668
Real Estate Management & Development - 0.5%
E-House China Holdings Ltd. ADR sponsored ADR (a)	166,100	3,168
Jones Lang LaSalle, Inc.	234,400	10,989
		14,157
TOTAL FINANCIALS		330,748
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 13.2%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	158,468	$ 7,153
Amgen, Inc. (a)	450,884	26,936
Biogen Idec, Inc. (a)	298,350	14,980
Celgene Corp. (a)	226,902	11,837
Cephalon, Inc. (a)	217,251	12,368
Dendreon Corp. (a)	188,300	4,401
Gilead Sciences, Inc. (a)	639,172	28,801
Human Genome Sciences, Inc. (a)	174,800	3,458
United Therapeutics Corp. (a)	221,437	20,264
Vanda Pharmaceuticals, Inc. (a)	54,504	745
		130,943
Health Care Equipment & Supplies - 1.8%
C. R. Bard, Inc.	52,200	4,206
Covidien PLC	311,090	12,310
DENTSPLY International, Inc.	459,620	15,494
Edwards Lifesciences Corp. (a)	42,620	2,637
HeartWare International, Inc. unit (a)	409,406	298
NuVasive, Inc. (a)	358,030	14,346
Orthovita, Inc. (a)	1,407,429	5,939
		55,230
Health Care Providers & Services - 3.3%
Express Scripts, Inc. (a)	404,969	29,247
Henry Schein, Inc. (a)	191,188	10,129
Medco Health Solutions, Inc. (a)	1,122,934	62,008
		101,384
Health Care Technology - 0.2%
HLTH Corp. (a)	536,213	7,780
Life Sciences Tools & Services - 1.2%
Illumina, Inc. (a)	481,575	16,985
Life Technologies Corp. (a)	233,300	10,389
Sequenom, Inc. (a)(c)	540,148	3,452
Techne Corp.	27,808	1,715
Thermo Fisher Scientific, Inc. (a)	72,000	3,255
		35,796
Pharmaceuticals - 2.5%
Cadence Pharmaceuticals, Inc. (a)	304,508	3,322
Johnson & Johnson	191,635	11,582
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Novo Nordisk AS Series B	522,756	$ 31,868
Teva Pharmaceutical Industries Ltd. sponsored ADR	564,235	29,058
		75,830
TOTAL HEALTH CARE		406,963
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	738,854	27,160
Precision Castparts Corp.	55,200	5,039
United Technologies Corp.	737,300	43,766
		75,965
Air Freight & Logistics - 0.4%
United Parcel Service, Inc. Class B	229,140	12,250
Airlines - 0.7%
AirTran Holdings, Inc. (a)	1,418,516	9,433
Ryanair Holdings PLC sponsored ADR (a)	478,700	13,112
		22,545
Building Products - 0.0%
USG Corp. (a)(c)	91,208	1,355
Commercial Services & Supplies - 0.0%
Stericycle, Inc. (a)	21,100	1,045
Electrical Equipment - 0.6%
AMETEK, Inc.	448,600	14,122
China High Speed Transmission Equipment Group Co. Ltd.	977,000	2,108
Cooper Industries Ltd. Class A	93,700	3,022
		19,252
Industrial Conglomerates - 0.7%
3M Co.	109,000	7,859
Textron, Inc.	936,258	14,381
		22,240
Machinery - 2.1%
Cummins, Inc.	421,466	19,101
Danaher Corp.	253,216	15,373
Graco, Inc.	230,313	5,783
Ingersoll-Rand Co. Ltd.	411,700	12,717
PACCAR, Inc.	349,800	12,652
		65,626
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Professional Services - 1.6%
CoStar Group, Inc. (a)(c)	53,335	$ 2,024
Dun & Bradstreet Corp.	81,785	5,974
Equifax, Inc.	53,800	1,487
FTI Consulting, Inc. (a)	416,313	18,126
Heidrick & Struggles International, Inc.	273,777	5,755
Korn/Ferry International (a)	867,132	11,992
Robert Half International, Inc.	113,200	2,976
		48,334
Road & Rail - 1.1%
Avis Budget Group, Inc. (a)	890,100	8,661
Heartland Express, Inc.	182,300	2,581
Knight Transportation, Inc.	700,975	11,559
Old Dominion Freight Lines, Inc. (a)	178,358	6,382
Union Pacific Corp.	51,600	3,086
		32,269
Trading Companies & Distributors - 0.1%
Fastenal Co. (c)	38,057	1,378
W.W. Grainger, Inc.	16,700	1,461
		2,839
TOTAL INDUSTRIALS		303,720
INFORMATION TECHNOLOGY - 37.5%
Communications Equipment - 10.2%
Cisco Systems, Inc. (a)	6,650,058	143,644
Juniper Networks, Inc. (a)	1,728,468	39,876
QUALCOMM, Inc.	2,555,547	118,628
Riverbed Technology, Inc. (a)	758,081	14,616
		316,764
Computers & Peripherals - 3.6%
Apple, Inc. (a)	510,940	85,945
Intermec, Inc. (a)	526,969	7,493
Netezza Corp. (a)	1,750,580	16,806
		110,244
Electronic Equipment & Components - 1.7%
Agilent Technologies, Inc.	1,261,901	32,406
BYD Co. Ltd. (H Shares) (a)	905,500	5,678
Corning, Inc.	918,128	13,845
		51,929
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 5.5%
Baidu.com, Inc. sponsored ADR (a)	43,804	$ 14,458
Google, Inc. Class A (a)	213,151	98,405
NetEase.com, Inc. sponsored ADR (a)	254,400	10,682
Tencent Holdings Ltd.	277,400	4,127
The Knot, Inc. (a)	612,445	6,186
VeriSign, Inc. (a)	1,732,514	36,712
WebMD Health Corp. Class A (a)	15,800	520
		171,090
IT Services - 4.1%
Accenture Ltd. Class A	251,250	8,291
Amdocs Ltd. (a)	580,900	14,127
Cognizant Technology Solutions Corp. Class A (a)	113,300	3,952
Fidelity National Information Services, Inc.	2,141,650	52,599
Metavante Technologies, Inc. (a)	337,605	10,638
The Western Union Co.	155,943	2,813
Visa, Inc. Class A	463,832	32,978
		125,398
Semiconductors & Semiconductor Equipment - 7.6%
Aixtron AG	82,328	1,616
Analog Devices, Inc.	560,264	15,827
Applied Materials, Inc.	587,599	7,745
ASML Holding NV (NY Shares)	817,800	22,465
Atmel Corp. (a)	2,159,047	8,917
Avago Technologies Ltd.	41,400	753
Broadcom Corp. Class A (a)	2,281,425	64,907
Marvell Technology Group Ltd. (a)	3,200,777	48,812
Maxim Integrated Products, Inc.	767,370	14,411
Monolithic Power Systems, Inc. (a)	1,085,669	24,460
National Semiconductor Corp.	1,057,200	16,038
Samsung Electronics Co. Ltd.	5,430	3,352
Supertex, Inc. (a)	210,117	5,429
		234,732
Software - 4.8%
Advent Software, Inc. (a)	40,924	1,583
BMC Software, Inc. (a)	704,685	25,122
ebix.com, Inc. (a)	18,802	928
Intuit, Inc. (a)	145,400	4,038
Microsoft Corp.	457,000	11,265
Nice Systems Ltd. sponsored ADR (a)	365,200	10,233
Oracle Corp.	2,145,800	46,929
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	43,892	$ 2,277
Shanda Interactive Entertainment Ltd. sponsored ADR (a)	318,900	15,613
Sourcefire, Inc. (a)	431,359	8,196
VanceInfo Technologies, Inc. ADR (a)	1,681,061	22,980
		149,164
TOTAL INFORMATION TECHNOLOGY		1,159,321
MATERIALS - 2.2%
Chemicals - 2.0%
Air Products & Chemicals, Inc.	309,900	23,252
Ecolab, Inc.	236,800	10,014
FMC Corp.	104,400	4,980
Praxair, Inc.	81,000	6,206
Terra Industries, Inc.	311,597	9,694
The Mosaic Co.	130,700	6,335
		60,481
Metals & Mining - 0.1%
Consolidated Thompson Iron Mines Ltd. (a)	718,400	3,058
Paper & Forest Products - 0.1%
Schweitzer-Mauduit International, Inc.	66,171	3,254
TOTAL MATERIALS		66,793
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
Neutral Tandem, Inc. (a)	88,016	2,201
Wireless Telecommunication Services - 0.4%
American Tower Corp. Class A (a)	422,900	13,385
TOTAL TELECOMMUNICATION SERVICES		15,586
TOTAL COMMON STOCKS (Cost $2,978,657)		3,061,263
Money Market Funds - 2.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (d)	27,148,259	$ 27,148
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	51,847,598	51,848
TOTAL MONEY MARKET FUNDS (Cost $78,996)		78,996
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $3,057,653)		3,140,259
NET OTHER ASSETS - (1.7)%		(52,348)
NET ASSETS - 100%		$ 3,087,911
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 481
Fidelity Securities Lending Cash Central Fund	335
Total	$ 816
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 438,852	$ 438,852	$ -	$ -
Consumer Staples	198,574	198,574	-	-
Energy	140,706	140,706	-	-
Financials	330,748	330,748	-	-
Health Care	406,963	406,963	-	-
Industrials	303,720	303,720	-	-
Information Technology	1,159,321	1,159,321	-	-
Materials	66,793	63,735	3,058	-
Telecommunication Services	15,586	15,586	-	-
Money Market Funds	78,996	78,996	-	-
Total Investments in Securities:	$ 3,140,259	$ 3,137,201	$ 3,058	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,087,125,000. Net unrealized appreciation aggregated $53,134,000, of which $278,189,000 related to appreciated investment securities and $225,055,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Equity
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805771.105

EPI-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.4%
Gentex Corp.	153,800	$ 2,244
Johnson Controls, Inc.	890,200	22,050
Magna International, Inc. Class A (sub. vtg.)	83,500	3,784
The Goodyear Tire & Rubber Co. (a)	1,389,300	22,910
		50,988
Automobiles - 0.7%
Fiat SpA (a)	645,223	7,641
Harley-Davidson, Inc. (c)	693,500	16,630
		24,271
Diversified Consumer Services - 0.6%
H&R Block, Inc.	1,200,100	20,738
Hotels, Restaurants & Leisure - 0.5%
Starbucks Corp. (a)	922,200	17,513
Household Durables - 3.8%
Black & Decker Corp.	213,791	9,432
Lennar Corp. Class A	279,300	4,231
Newell Rubbermaid, Inc.	1,129,300	15,720
The Stanley Works	191,000	7,818
Toll Brothers, Inc. (a)	3,200,000	72,768
Whirlpool Corp.	365,200	23,449
		133,418
Internet & Catalog Retail - 0.2%
Liberty Media Corp. Interactive Series A (a)	654,266	6,268
Media - 2.9%
Belo Corp. Series A	622,810	2,080
Comcast Corp. Class A	1,460,500	22,375
Informa PLC	1,207,910	5,593
Interpublic Group of Companies, Inc. (a)	730,400	4,594
The Walt Disney Co.	880,400	22,926
Time Warner, Inc.	1,007,300	28,114
Viacom, Inc. Class B (non-vtg.) (a)	301,700	7,555
Virgin Media, Inc.	623,100	7,122
		100,359
Multiline Retail - 1.9%
Kohl's Corp. (a)	598,200	30,861
Macy's, Inc.	572,500	8,885
Target Corp.	609,600	28,651
		68,397
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.0%
Home Depot, Inc.	1,798,900	$ 49,092
Lowe's Companies, Inc.	681,000	14,642
OfficeMax, Inc.	162,100	1,833
RadioShack Corp.	244,000	3,692
Staples, Inc.	1,097,000	23,706
Tiffany & Co., Inc.	339,100	12,336
		105,301
Textiles, Apparel & Luxury Goods - 0.0%
Liz Claiborne, Inc.	357,500	1,519
TOTAL CONSUMER DISCRETIONARY		528,772
CONSUMER STAPLES - 5.3%
Beverages - 1.1%
Carlsberg AS Series B	228,802	16,438
The Coca-Cola Co.	454,382	22,160
		38,598
Food & Staples Retailing - 1.0%
CVS Caremark Corp.	324,100	12,160
Wal-Mart Stores, Inc.	220,200	11,202
Walgreen Co.	238,851	8,092
Winn-Dixie Stores, Inc. (a)	295,900	4,075
		35,529
Food Products - 0.8%
Nestle SA (Reg.)	435,279	18,078
Tyson Foods, Inc. Class A	796,700	9,552
		27,630
Household Products - 1.1%
Kimberly-Clark Corp.	300,200	18,150
Procter & Gamble Co.	401,000	21,698
		39,848
Personal Products - 0.4%
Avon Products, Inc.	418,044	13,323
Tobacco - 0.9%
Philip Morris International, Inc.	653,300	29,862
TOTAL CONSUMER STAPLES		184,790
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 14.4%
Energy Equipment & Services - 2.3%
BJ Services Co.	428,700	$ 6,885
Halliburton Co.	551,500	13,076
Noble Corp.	789,500	27,656
Pride International, Inc. (a)	271,071	6,988
Schlumberger Ltd.	471,500	26,498
Seahawk Drilling, Inc. (a)	18,071	403
		81,506
Oil, Gas & Consumable Fuels - 12.1%
Anadarko Petroleum Corp.	161,900	8,560
Apache Corp.	252,100	21,416
Chevron Corp.	1,502,800	105,106
ConocoPhillips	1,349,300	60,759
CONSOL Energy, Inc.	151,800	5,679
Devon Energy Corp.	139,300	8,550
EOG Resources, Inc.	297,700	21,434
Exxon Mobil Corp.	1,408,300	97,384
Marathon Oil Corp.	474,010	14,633
Occidental Petroleum Corp.	422,900	30,914
Peabody Energy Corp.	145,600	4,758
Royal Dutch Shell PLC:
Class A sponsored ADR	661,900	36,716
Class B ADR	160,500	8,689
		424,598
TOTAL ENERGY		506,104
FINANCIALS - 25.5%
Capital Markets - 5.7%
Bank of New York Mellon Corp.	1,336,710	39,580
Credit Suisse Group sponsored ADR	398,400	20,275
Goldman Sachs Group, Inc.	361,700	59,847
Morgan Stanley	1,645,701	47,660
State Street Corp.	245,500	12,884
UBS AG:
(For. Reg.) (a)	423,400	7,794
(NY Shares) (a)	747,300	13,691
		201,731
Commercial Banks - 6.9%
Associated Banc-Corp.	599,736	6,219
Comerica, Inc.	373,600	9,964
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	494,700	$ 2,256
KeyCorp	2,066,700	13,764
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	2,373,700	15,049
PNC Financial Services Group, Inc.	958,100	40,805
Standard Chartered PLC (United Kingdom)	228,800	5,200
SunTrust Banks, Inc.	270,800	6,329
U.S. Bancorp, Delaware	1,020,600	23,086
Wells Fargo & Co.	4,337,900	119,379
		242,051
Consumer Finance - 1.1%
Capital One Financial Corp.	561,600	20,942
Discover Financial Services	835,800	11,492
SLM Corp. (a)	594,900	5,295
		37,729
Diversified Financial Services - 8.6%
Bank of America Corp.	7,174,416	126,198
Citigroup, Inc.	4,309,578	21,548
CME Group, Inc.	10,300	2,998
JPMorgan Chase & Co.	3,508,000	152,457
		303,201
Insurance - 2.5%
ACE Ltd.	431,100	22,495
Hartford Financial Services Group, Inc.	410,000	9,725
Lincoln National Corp.	216,800	5,472
MBIA, Inc. (a)	205,700	1,382
MetLife, Inc.	222,700	8,409
Montpelier Re Holdings Ltd.	750,700	12,079
The Travelers Companies, Inc.	469,313	23,663
XL Capital Ltd. Class A	370,400	6,426
		89,651
Real Estate Investment Trusts - 0.5%
HCP, Inc.	390,800	11,130
Segro PLC	166,100	972
Senior Housing Properties Trust (SBI)	324,400	6,507
		18,609
Thrifts & Mortgage Finance - 0.2%
New York Community Bancorp, Inc. (c)	594,400	6,324
TOTAL FINANCIALS		899,296
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 8.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	372,700	$ 22,265
Biogen Idec, Inc. (a)	64,130	3,220
		25,485
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	125,000	7,115
Boston Scientific Corp. (a)	908,400	10,674
Covidien PLC	363,800	14,396
		32,185
Health Care Providers & Services - 0.3%
CIGNA Corp.	138,300	4,070
Fresenius Medical Care AG & Co. KGaA	108,500	4,875
UnitedHealth Group, Inc.	31,100	871
		9,816
Pharmaceuticals - 6.5%
Abbott Laboratories	216,700	9,801
Bristol-Myers Squibb Co.	468,500	10,368
Johnson & Johnson	594,400	35,926
Merck & Co., Inc.	964,200	31,269
Pfizer, Inc.	3,655,000	61,039
Schering-Plough Corp.	863,500	24,333
Wyeth	1,181,900	56,554
		229,290
TOTAL HEALTH CARE		296,776
INDUSTRIALS - 9.7%
Aerospace & Defense - 2.9%
General Dynamics Corp.	114,300	6,765
Honeywell International, Inc.	1,021,100	37,536
Spirit AeroSystems Holdings, Inc. Class A (a)	517,600	8,033
The Boeing Co.	341,800	16,977
United Technologies Corp.	518,500	30,778
		100,089
Building Products - 0.4%
Masco Corp.	859,600	12,447
Commercial Services & Supplies - 0.1%
Republic Services, Inc.	130,626	3,345
Electrical Equipment - 0.4%
Cooper Industries Ltd. Class A	269,100	8,678
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Rockwell Automation, Inc.	41,500	$ 1,737
Schneider Electric SA	52,098	4,803
		15,218
Industrial Conglomerates - 3.1%
General Electric Co.	2,893,100	40,214
Koninklijke Philips Electronics NV (NY Shares)	117,431	2,648
Rheinmetall AG	236,300	11,532
Siemens AG sponsored ADR (c)	319,700	27,763
Textron, Inc.	908,100	13,948
Tyco International Ltd.	424,100	13,440
		109,545
Machinery - 2.2%
Briggs & Stratton Corp.	501,474	8,846
Caterpillar, Inc.	65,400	2,963
Cummins, Inc.	283,100	12,830
Danaher Corp.	124,918	7,584
Eaton Corp.	256,700	13,849
Illinois Tool Works, Inc.	161,783	6,766
Ingersoll-Rand Co. Ltd.	401,600	12,405
Kennametal, Inc.	362,300	7,989
Vallourec SA	37,700	5,727
		78,959
Road & Rail - 0.6%
Burlington Northern Santa Fe Corp.	60,600	5,031
CSX Corp.	119,100	5,062
Union Pacific Corp.	181,000	10,826
		20,919
TOTAL INDUSTRIALS		340,522
INFORMATION TECHNOLOGY - 8.0%
Communications Equipment - 1.1%
Cisco Systems, Inc. (a)	1,383,800	29,890
Motorola, Inc.	1,427,300	10,248
		40,138
Computers & Peripherals - 1.4%
Dell, Inc. (a)	324,900	5,143
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	697,900	$ 31,329
International Business Machines Corp.	114,600	13,529
		50,001
Electronic Equipment & Components - 0.9%
Arrow Electronics, Inc. (a)	162,462	4,490
Avnet, Inc. (a)	324,900	8,659
Tyco Electronics Ltd.	772,400	17,626
		30,775
IT Services - 0.0%
MoneyGram International, Inc. (a)	232,100	617
Office Electronics - 0.2%
Xerox Corp.	737,600	6,380
Semiconductors & Semiconductor Equipment - 3.1%
Analog Devices, Inc.	516,200	14,583
Applied Materials, Inc.	1,895,700	24,985
Intel Corp.	2,156,400	43,818
Micron Technology, Inc. (a)	994,200	7,327
National Semiconductor Corp.	1,109,900	16,837
Varian Semiconductor Equipment Associates, Inc. (a)	80,100	2,449
		109,999
Software - 1.3%
Microsoft Corp.	921,900	22,725
Oracle Corp.	989,400	21,638
		44,363
TOTAL INFORMATION TECHNOLOGY		282,273
MATERIALS - 1.4%
Chemicals - 0.8%
Dow Chemical Co.	282,668	6,018
E.I. du Pont de Nemours & Co.	519,400	16,584
H.B. Fuller Co.	230,598	4,552
		27,154
Metals & Mining - 0.6%
Alcoa, Inc.	828,000	9,977
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	54,200	$ 3,414
Nucor Corp.	170,400	7,590
		20,981
TOTAL MATERIALS		48,135
TELECOMMUNICATION SERVICES - 6.3%
Diversified Telecommunication Services - 5.7%
AT&T, Inc.	4,709,600	122,685
Qwest Communications International, Inc. (c)	5,187,500	18,623
Verizon Communications, Inc.	1,963,900	60,959
		202,267
Wireless Telecommunication Services - 0.6%
Sprint Nextel Corp. (a)	2,493,136	9,125
Vodafone Group PLC sponsored ADR	557,300	12,105
		21,230
TOTAL TELECOMMUNICATION SERVICES		223,497
UTILITIES - 3.7%
Electric Utilities - 2.2%
Allegheny Energy, Inc.	737,203	19,470
American Electric Power Co., Inc.	253,500	7,968
Entergy Corp.	252,300	19,932
Exelon Corp.	370,500	18,532
FirstEnergy Corp.	160,100	7,225
Southern Co.	65,100	2,031
		75,158
Independent Power Producers & Energy Traders - 0.8%
AES Corp.	1,521,400	20,798
Constellation Energy Group, Inc.	248,800	7,875
		28,673
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.7%
Public Service Enterprise Group, Inc.	172,655	$ 5,468
Wisconsin Energy Corp.	443,300	20,157
		25,625
TOTAL UTILITIES		129,456
TOTAL COMMON STOCKS (Cost $2,952,807)		3,439,621
Convertible Preferred Stocks - 0.9%

FINANCIALS - 0.2%
Commercial Banks - 0.1%
Huntington Bancshares, Inc. 8.50%	5,200	4,117
Insurance - 0.1%
Assured Guaranty Ltd. 8.50%	31,100	2,527
TOTAL FINANCIALS		6,644
HEALTH CARE - 0.4%
Pharmaceuticals - 0.4%
Schering-Plough Corp. 6.00%	51,900	12,565
MATERIALS - 0.3%
Metals & Mining - 0.3%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	129,700	12,293
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $19,070)		31,502
Convertible Bonds - 0.8%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.2%
Johnson Controls, Inc. 6.5% 9/30/12	$ 2,340	5,425
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.5% 4/15/12	850	1,558
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - continued
Household Durables - 0.0%
Newell Rubbermaid, Inc. 5.5% 3/15/14	$ 980	$ 1,750
TOTAL CONSUMER DISCRETIONARY		8,733
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 5/1/13	1,260	1,728
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Intel Corp. 3.25% 8/1/39 (d)	5,340	5,687
Micron Technology, Inc. 4.25% 10/15/13	1,230	2,002
		7,689
MATERIALS - 0.3%
Metals & Mining - 0.3%
Alcoa, Inc. 5.25% 3/15/14	2,200	4,494
ArcelorMittal SA 5% 5/15/14	1,760	2,448
United States Steel Corp. 4% 5/15/14	2,930	4,585
		11,527
TOTAL CONVERTIBLE BONDS (Cost $18,890)		29,677
Money Market Funds - 1.0%
	Shares
Fidelity Cash Central Fund, 0.33% (e)	9,073,755	9,074
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	25,057,550	25,058
TOTAL MONEY MARKET FUNDS (Cost $34,132)		34,132
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $3,024,899)		3,534,932
NET OTHER ASSETS - (0.4)%		(14,803)
NET ASSETS - 100%		$ 3,520,129
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,687,000 or 0.2% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 107
Fidelity Securities Lending Cash Central Fund	1,284
Total	$ 1,391
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 528,772	$ 528,772	$ -	$ -
Consumer Staples	184,790	184,790	-	-
Energy	506,104	506,104	-	-
Financials	905,940	895,619	10,321	-
Health Care	309,341	296,776	12,565	-
Industrials	340,522	340,522	-	-
Information Technology	282,273	282,273	-	-
Materials	60,428	48,135	12,293	-
Telecommunication Services	223,497	223,497	-	-
Utilities	129,456	129,456	-	-
Corporate Bonds	29,677	-	29,677	-
Money Market Funds	34,132	34,132	-	-
Total Investments in Securities:	$ 3,534,932	$ 3,470,076	$ 64,856	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,100,466,000. Net unrealized appreciation aggregated $434,466,000, of which $690,333,000 related to appreciated investment securities and $255,867,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Equity Value Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805757.105

AEV-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.7%
Auto Components - 1.5%
Autoliv, Inc.	6,500	$ 208,455
BorgWarner, Inc.	5,200	154,284
Federal-Mogul Corp. Class A (a)	18,553	233,397
Johnson Controls, Inc.	19,400	480,538
The Goodyear Tire & Rubber Co. (a)	18,600	306,714
		1,383,388
Diversified Consumer Services - 0.6%
Brinks Home Security Holdings, Inc. (a)	6,773	211,792
Regis Corp.	18,100	292,858
		504,650
Hotels, Restaurants & Leisure - 1.2%
Brinker International, Inc.	14,800	215,488
Burger King Holdings, Inc.	15,400	276,122
Carnival Corp. unit	6,400	187,200
Darden Restaurants, Inc.	7,000	230,510
WMS Industries, Inc. (a)	4,000	169,320
		1,078,640
Household Durables - 6.5%
Black & Decker Corp.	7,100	313,252
D.R. Horton, Inc.	59,877	802,951
KB Home	76,892	1,400,203
Lennar Corp. Class A	51,600	781,740
M/I Homes, Inc. (a)	16,300	257,866
Newell Rubbermaid, Inc.	26,500	368,880
Pulte Homes, Inc.	84,062	1,074,312
Ryland Group, Inc.	30,660	702,727
The Stanley Works	7,090	290,194
		5,992,125
Media - 1.6%
Cablevision Systems Corp. - NY Group Class A	4,400	98,296
Comcast Corp. Class A	32,300	494,836
McGraw-Hill Companies, Inc.	9,000	302,490
The Walt Disney Co.	22,400	583,296
		1,478,918
Multiline Retail - 0.6%
Target Corp.	11,300	531,100
Specialty Retail - 0.9%
Advance Auto Parts, Inc.	5,600	236,880
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Best Buy Co., Inc.	6,600	$ 239,448
Staples, Inc.	17,149	370,590
		846,918
Textiles, Apparel & Luxury Goods - 0.8%
Polo Ralph Lauren Corp. Class A	5,000	331,900
VF Corp.	5,800	403,448
		735,348
TOTAL CONSUMER DISCRETIONARY		12,551,087
CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Carlsberg AS:
Series A	3,583	261,210
Series B	825	59,271
		320,481
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	8,000	300,160
Wal-Mart Stores, Inc.	7,500	381,525
Winn-Dixie Stores, Inc. (a)	10,400	143,208
		824,893
Food Products - 0.7%
Smithfield Foods, Inc. (a)(c)	30,200	370,554
Tyson Foods, Inc. Class A	26,000	311,740
		682,294
Household Products - 0.5%
Energizer Holdings, Inc. (a)	3,900	255,177
Procter & Gamble Co.	3,600	194,796
		449,973
Personal Products - 0.3%
Avon Products, Inc.	9,500	302,765
TOTAL CONSUMER STAPLES		2,580,406
ENERGY - 14.6%
Energy Equipment & Services - 3.5%
BJ Services Co.	18,600	298,716
ENSCO International, Inc.	10,400	383,760
Nabors Industries Ltd. (a)	14,100	249,288
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	11,500	$ 402,845
Schlumberger Ltd.	13,300	747,460
Smith International, Inc.	7,300	201,261
Transocean Ltd. (a)	5,100	386,784
Weatherford International Ltd. (a)	24,300	484,785
		3,154,899
Oil, Gas & Consumable Fuels - 11.1%
Alpha Natural Resources, Inc. (a)	33,604	1,085,745
Cabot Oil & Gas Corp.	13,700	482,925
Chesapeake Energy Corp.	27,000	616,680
Chevron Corp.	25,900	1,811,446
ConocoPhillips	10,900	490,827
Exxon Mobil Corp.	28,260	1,954,179
Marathon Oil Corp.	12,800	395,136
Noble Energy, Inc.	6,300	380,898
Occidental Petroleum Corp.	18,300	1,337,730
Range Resources Corp.	13,000	628,810
SandRidge Energy, Inc. (a)	23,300	284,260
Southwestern Energy Co. (a)	13,900	512,354
Suncor Energy, Inc.	6,528	199,728
		10,180,718
TOTAL ENERGY		13,335,617
FINANCIALS - 24.7%
Capital Markets - 3.3%
Goldman Sachs Group, Inc.	7,700	1,274,042
Morgan Stanley	60,700	1,757,872
		3,031,914
Commercial Banks - 4.9%
Comerica, Inc.	13,500	360,045
Huntington Bancshares, Inc.	41,400	188,784
PNC Financial Services Group, Inc.	17,476	744,303
TCF Financial Corp.	18,400	253,184
U.S. Bancorp, Delaware	32,000	723,840
Wells Fargo & Co.	78,800	2,168,576
		4,438,732
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.1%
American Express Co.	18,200	$ 615,524
Capital One Financial Corp.	9,100	339,339
		954,863
Diversified Financial Services - 7.8%
Bank of America Corp.	163,586	2,877,478
JPMorgan Chase & Co.	97,020	4,216,489
		7,093,967
Insurance - 4.8%
ACE Ltd.	9,100	474,838
Aon Corp.	2,200	91,872
Axis Capital Holdings Ltd.	25,163	766,968
Endurance Specialty Holdings Ltd.	893	30,782
Everest Re Group Ltd.	14,200	1,197,202
Lincoln National Corp.	34,322	866,287
RenaissanceRe Holdings Ltd.	8,200	446,490
The Travelers Companies, Inc.	10,200	514,284
		4,388,723
Real Estate Investment Trusts - 0.9%
CBL & Associates Properties, Inc. (c)	66,744	625,391
U-Store-It Trust	34,600	223,862
		849,253
Real Estate Management & Development - 1.5%
CB Richard Ellis Group, Inc. Class A (a)	64,200	760,128
Forestar Group, Inc. (a)	27,800	401,432
Jones Lang LaSalle, Inc.	5,300	248,464
		1,410,024
Thrifts & Mortgage Finance - 0.4%
Astoria Financial Corp.	38,700	398,610
TOTAL FINANCIALS		22,566,086
HEALTH CARE - 7.6%
Biotechnology - 0.8%
Amgen, Inc. (a)	7,700	459,998
Biogen Idec, Inc. (a)	5,100	256,071
		716,069
Health Care Equipment & Supplies - 0.8%
Boston Scientific Corp. (a)	14,500	170,375
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cooper Companies, Inc.	6,500	$ 177,580
Covidien PLC	10,668	422,133
		770,088
Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	14,200	302,602
CIGNA Corp.	12,600	370,818
Health Management Associates, Inc. Class A (a)	37,900	261,889
Medco Health Solutions, Inc. (a)	7,347	405,701
		1,341,010
Pharmaceuticals - 4.5%
Allergan, Inc.	6,600	369,072
Ardea Biosciences, Inc. (a)	5,400	95,796
Cadence Pharmaceuticals, Inc. (a)	7,900	86,189
Merck & Co., Inc.	24,600	797,778
Optimer Pharmaceuticals, Inc. (a)	5,900	76,877
Pfizer, Inc.	130,600	2,181,020
ViroPharma, Inc. (a)	13,900	111,200
Vivus, Inc. (a)	14,600	90,374
Wyeth	6,000	287,100
		4,095,406
TOTAL HEALTH CARE		6,922,573
INDUSTRIALS - 9.2%
Aerospace & Defense - 1.1%
Honeywell International, Inc.	12,300	452,148
Lockheed Martin Corp.	2,700	202,446
Precision Castparts Corp.	2,100	191,688
Stanley, Inc. (a)	4,900	125,685
		971,967
Airlines - 0.1%
Delta Air Lines, Inc. (a)	17,525	126,531
Building Products - 1.3%
AAON, Inc.	2,000	41,760
Masco Corp.	28,100	406,888
Owens Corning (a)	32,904	735,075
		1,183,723
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 1.0%
R.R. Donnelley & Sons Co.	16,100	$ 287,224
Republic Services, Inc.	23,193	593,973
		881,197
Electrical Equipment - 1.0%
Regal-Beloit Corp.	6,900	313,674
Rockwell Automation, Inc.	15,400	644,490
		958,164
Industrial Conglomerates - 0.4%
Textron, Inc.	23,400	359,424
Machinery - 1.7%
Cummins, Inc.	21,600	978,912
Danaher Corp.	6,600	400,686
Timken Co.	7,300	154,103
		1,533,701
Road & Rail - 2.4%
Con-way, Inc.	21,352	891,660
CSX Corp.	11,300	480,250
Ryder System, Inc.	8,800	334,400
Union Pacific Corp.	7,800	466,518
		2,172,828
Trading Companies & Distributors - 0.2%
Fastenal Co.	2,400	86,880
W.W. Grainger, Inc.	1,000	87,470
		174,350
TOTAL INDUSTRIALS		8,361,885
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 2.0%
Adtran, Inc.	19,000	432,060
Cisco Systems, Inc. (a)	20,922	451,915
Juniper Networks, Inc. (a)	33,000	761,310
Tellabs, Inc. (a)	29,800	188,932
		1,834,217
Computers & Peripherals - 1.4%
Dell, Inc. (a)	32,700	517,641
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Hewlett-Packard Co.	12,300	$ 552,147
Western Digital Corp. (a)	5,600	191,968
		1,261,756
Electronic Equipment & Components - 2.7%
Amphenol Corp. Class A	13,400	468,464
Arrow Electronics, Inc. (a)	19,300	533,452
Avnet, Inc. (a)	20,840	555,386
Flextronics International Ltd. (a)	33,800	200,434
Ingram Micro, Inc. Class A (a)	24,950	418,162
Tyco Electronics Ltd.	13,400	305,788
		2,481,686
Internet Software & Services - 0.3%
Tencent Holdings Ltd.	6,000	89,259
VeriSign, Inc. (a)	8,100	171,639
		260,898
IT Services - 0.7%
Fidelity National Information Services, Inc.	12,700	311,912
Lender Processing Services, Inc.	11,496	394,083
		705,995
Semiconductors & Semiconductor Equipment - 5.4%
Analog Devices, Inc.	12,400	350,300
Applied Materials, Inc.	38,700	510,066
FormFactor, Inc. (a)	19,283	423,069
Intel Corp.	39,800	808,736
KLA-Tencor Corp.	16,600	517,920
Lam Research Corp. (a)	9,000	276,300
Micron Technology, Inc. (a)	52,100	383,977
National Semiconductor Corp.	18,300	277,611
ON Semiconductor Corp. (a)	123,436	996,129
Samsung Electronics Co. Ltd.	324	200,003
Standard Microsystems Corp. (a)	7,475	174,018
		4,918,129
Software - 1.1%
BMC Software, Inc. (a)	14,200	506,230
Microsoft Corp.	19,300	475,745
		981,975
TOTAL INFORMATION TECHNOLOGY		12,444,656
Common Stocks - continued
	Shares	Value
MATERIALS - 5.1%
Chemicals - 2.7%
Albemarle Corp.	15,244	$ 491,314
Ashland, Inc.	8,500	311,780
Celanese Corp. Class A	23,585	600,710
Cytec Industries, Inc.	8,800	254,232
Dow Chemical Co.	14,500	308,705
Solutia, Inc. (a)	30,015	367,083
Terra Industries, Inc.	5,400	167,994
		2,501,818
Containers & Packaging - 1.4%
Rock-Tenn Co. Class A	4,700	241,063
Temple-Inland, Inc.	60,703	1,026,488
		1,267,551
Metals & Mining - 0.7%
Agnico-Eagle Mines Ltd. (Canada)	2,100	120,463
Freeport-McMoRan Copper & Gold, Inc.	2,718	171,180
Goldcorp, Inc.	3,200	116,616
Newcrest Mining Ltd.	4,582	116,268
Newmont Mining Corp.	2,400	96,456
Steel Dynamics, Inc.	3,000	49,650
		670,633
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	6,600	246,774
TOTAL MATERIALS		4,686,776
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.8%
AT&T, Inc.	86,977	2,265,751
Verizon Communications, Inc.	40,800	1,266,432
		3,532,183
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp. (a)	94,700	346,602
TOTAL TELECOMMUNICATION SERVICES		3,878,785
Common Stocks - continued
	Shares	Value
UTILITIES - 3.9%
Electric Utilities - 1.6%
Entergy Corp.	8,300	$ 655,700
FirstEnergy Corp.	17,000	767,210
		1,422,910
Independent Power Producers & Energy Traders - 0.6%
Constellation Energy Group, Inc.	18,200	576,030
Multi-Utilities - 1.7%
Sempra Energy	14,000	702,380
Wisconsin Energy Corp.	18,900	859,383
		1,561,763
TOTAL UTILITIES		3,560,703
TOTAL COMMON STOCKS (Cost $82,742,614)		90,888,574
Money Market Funds - 1.8%

Fidelity Cash Central Fund, 0.33% (d)	903,074	903,074
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	741,750	741,750
TOTAL MONEY MARKET FUNDS (Cost $1,644,824)		1,644,824
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $84,387,438)		92,533,398
NET OTHER ASSETS - (1.2)%		(1,072,267)
NET ASSETS - 100%		$ 91,461,131
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,357
Fidelity Securities Lending Cash Central Fund	12,354
Total	$ 14,711
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $88,663,545. Net unrealized appreciation aggregated $3,869,853, of which $11,494,932 related to appreciated investment securities and $7,625,079 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Fifty Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805762.105

AFIF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
CONSUMER DISCRETIONARY - 20.0%
Diversified Consumer Services - 3.9%
DeVry, Inc.	47,648	$ 2,434,813
Hotels, Restaurants & Leisure - 8.7%
International Game Technology	33,100	692,452
Royal Caribbean Cruises Ltd.	100,300	1,913,724
Starbucks Corp. (a)	67,100	1,274,229
Wendy's/Arby's Group, Inc.	297,004	1,496,900
		5,377,305
Media - 4.0%
The DIRECTV Group, Inc. (a)(c)	52,000	1,287,520
The Walt Disney Co.	45,055	1,173,232
		2,460,752
Multiline Retail - 1.0%
Macy's, Inc.	40,200	623,904
Textiles, Apparel & Luxury Goods - 2.4%
China Dongxiang Group Co. Ltd.	9,000	5,562
Hanesbrands, Inc. (a)	28,610	602,527
Phillips-Van Heusen Corp.	23,700	895,386
		1,503,475
TOTAL CONSUMER DISCRETIONARY		12,400,249
CONSUMER STAPLES - 9.7%
Beverages - 8.0%
Anheuser-Busch InBev SA NV	61,647	2,661,664
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	30,600	705,330
The Coca-Cola Co.	32,000	1,560,640
		4,927,634
Food Products - 1.7%
Cosan Ltd. Class A (a)	129,500	1,058,015
TOTAL CONSUMER STAPLES		5,985,649
ENERGY - 4.8%
Energy Equipment & Services - 2.6%
Smith International, Inc.	36,400	1,003,548
Weatherford International Ltd. (a)	31,000	618,450
		1,621,998
Oil, Gas & Consumable Fuels - 2.2%
Denbury Resources, Inc. (a)	31,900	485,518
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Hess Corp.	11,300	$ 571,667
Massey Energy Co.	11,300	306,004
		1,363,189
TOTAL ENERGY		2,985,187
FINANCIALS - 17.6%
Capital Markets - 8.7%
Ashmore Global Opps Ltd. (a)	123,200	803,880
Ashmore Group PLC	204,910	797,313
Greenhill & Co., Inc.	18,000	1,425,600
Janus Capital Group, Inc.	88,900	1,130,808
Morgan Stanley	42,916	1,242,847
		5,400,448
Commercial Banks - 1.5%
PNC Financial Services Group, Inc.	21,800	928,462
Diversified Financial Services - 7.4%
Bank of America Corp.	111,000	1,952,490
BM&F BOVESPA SA	116,700	720,516
JPMorgan Chase & Co.	43,600	1,894,856
		4,567,862
TOTAL FINANCIALS		10,896,772
HEALTH CARE - 12.7%
Health Care Equipment & Supplies - 6.0%
Boston Scientific Corp. (a)	126,600	1,487,550
Covidien PLC	24,000	949,680
Edwards Lifesciences Corp. (a)	20,290	1,255,545
		3,692,775
Health Care Providers & Services - 4.2%
Express Scripts, Inc. (a)	35,800	2,585,476
Pharmaceuticals - 2.5%
Merck & Co., Inc.	48,600	1,576,098
TOTAL HEALTH CARE		7,854,349
INDUSTRIALS - 11.9%
Aerospace & Defense - 3.2%
Precision Castparts Corp.	22,000	2,008,160
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.8%
China Railway Construction Corp. Ltd. (H Shares)	761,500	$ 1,125,972
Machinery - 1.2%
AGCO Corp. (a)	23,300	727,892
Road & Rail - 5.7%
America Latina Logistica SA unit	99,100	718,558
CSX Corp.	44,100	1,874,250
Union Pacific Corp.	15,400	921,074
		3,513,882
TOTAL INDUSTRIALS		7,375,906
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 7.9%
3Com Corp. (a)	297,667	1,294,851
Juniper Networks, Inc. (a)	80,100	1,847,907
QUALCOMM, Inc.	36,944	1,714,940
		4,857,698
Computers & Peripherals - 3.8%
Apple, Inc. (a)	11,500	1,934,415
Teradata Corp. (a)	14,200	382,406
		2,316,821
Internet Software & Services - 1.0%
Baidu.com, Inc. sponsored ADR (a)	1,900	627,114
IT Services - 3.0%
Fiserv, Inc. (a)	38,600	1,862,450
Semiconductors & Semiconductor Equipment - 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	57,900	619,530
Software - 0.9%
AsiaInfo Holdings, Inc. (a)	33,500	576,870
TOTAL INFORMATION TECHNOLOGY		10,860,483
MATERIALS - 3.6%
Chemicals - 2.0%
The Mosaic Co.	25,200	1,221,444
Construction Materials - 1.0%
Texas Industries, Inc. (c)	15,000	596,400
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 0.6%
MacArthur Coal Ltd.	53,541	$ 392,052
TOTAL MATERIALS		2,209,896
TELECOMMUNICATION SERVICES - 1.8%
Wireless Telecommunication Services - 1.8%
American Tower Corp. Class A (a)	35,700	1,129,905
TOTAL COMMON STOCKS (Cost $56,914,318)		61,698,396
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.33% (d)	382,979	382,979
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	1,622,425	1,622,425
TOTAL MONEY MARKET FUNDS (Cost $2,005,404)		2,005,404
Cash Equivalents - 0.1%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $29,000)	$ 29,000	29,000
TOTAL INVESTMENT PORTFOLIO - 103.0% (Cost $58,948,722)		63,732,800
NET OTHER ASSETS - (3.0)%		(1,872,294)
NET ASSETS - 100%		$ 61,860,506
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$29,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 4,987
Banc of America Securities LLC	2,483
Bank of America, NA	6,206
Deutsche Bank Securities, Inc.	2,731
ING Financial Markets LLC	799
J.P. Morgan Securities, Inc.	4,966
Mizuho Securities USA, Inc.	2,483
Morgan Stanley & Co., Inc.	1,241
Societe Generale, New York Branch	3,104
$ 29,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 6,524
Fidelity Securities Lending Cash Central Fund	33,087
Total	$ 39,611
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 12,400,249	$ 12,400,249	$ -	$ -
Consumer Staples	5,985,649	5,985,649	-	-
Energy	2,985,187	2,985,187	-	-
Financials	10,896,772	10,896,772	-	-
Health Care	7,854,349	7,854,349	-	-
Industrials	7,375,906	7,375,906	-	-
Information Technology	10,860,483	10,860,483	-	-
Materials	2,209,896	2,209,896	-	-
Telecommunication Services	1,129,905	1,129,905	-	-
Cash Equivalents	29,000	-	29,000	-
Money Market Funds	2,005,404	2,005,404	-	-
Total Investments in Securities:	$ 63,732,800	$ 63,703,800	$ 29,000	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities	Investments in Securities
Beginning Balance	$ 670,000
Total Realized Gain (Loss)	433,269
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(1,103,269)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $59,829,749. Net unrealized appreciation aggregated $3,903,051, of which $6,150,067 related to appreciated investment securities and $2,247,016 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report
for
Fidelity® Advisor Growth &
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805763.105

AGAI-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.9%
Johnson Controls, Inc.	253,209	$ 6,272
The Goodyear Tire & Rubber Co. (a)	422,790	6,972
		13,244
Automobiles - 0.5%
Ford Motor Co. (a)	432,200	3,285
Toyota Motor Corp. sponsored ADR	47,700	4,064
		7,349
Hotels, Restaurants & Leisure - 1.1%
Buffalo Wild Wings, Inc. (a)(c)	97,589	4,024
Carnival Corp. unit	57,300	1,676
Darden Restaurants, Inc.	132,300	4,357
Marriott International, Inc. Class A (c)	101,979	2,437
Sonic Corp. (a)	79,500	909
Starbucks Corp. (a)	190,250	3,613
		17,016
Household Durables - 1.3%
D.R. Horton, Inc.	81,700	1,096
Ethan Allen Interiors, Inc.	46,470	722
Mohawk Industries, Inc. (a)	64,300	3,223
Newell Rubbermaid, Inc.	200,400	2,790
Toll Brothers, Inc. (a)	331,500	7,538
Whirlpool Corp.	68,900	4,424
		19,793
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	17,900	1,453
Media - 2.3%
Comcast Corp. Class A (special) (non-vtg.)	449,100	6,552
Lamar Advertising Co. Class A (a)(c)	64,700	1,481
McGraw-Hill Companies, Inc.	114,900	3,862
Scripps Networks Interactive, Inc. Class A	36,100	1,172
The DIRECTV Group, Inc. (a)(c)	127,500	3,157
The Walt Disney Co.	416,922	10,857
Time Warner, Inc.	265,533	7,411
		34,492
Multiline Retail - 1.0%
Kohl's Corp. (a)	103,200	5,324
Target Corp.	215,300	10,119
		15,443
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.5%
Best Buy Co., Inc.	48,619	$ 1,764
Lowe's Companies, Inc.	1,094,900	23,540
PetSmart, Inc.	18,522	387
Sherwin-Williams Co.	94,800	5,707
Staples, Inc.	555,398	12,002
Tiffany & Co., Inc.	109,800	3,995
TJX Companies, Inc.	150,800	5,421
		52,816
Textiles, Apparel & Luxury Goods - 0.3%
Polo Ralph Lauren Corp. Class A	56,955	3,781
TOTAL CONSUMER DISCRETIONARY		165,387
CONSUMER STAPLES - 8.0%
Beverages - 1.2%
Coca-Cola Enterprises, Inc.	137,900	2,787
The Coca-Cola Co.	306,903	14,968
		17,755
Food & Staples Retailing - 3.3%
CVS Caremark Corp.	363,119	13,624
Wal-Mart Stores, Inc.	572,075	29,101
Walgreen Co.	227,300	7,701
		50,426
Food Products - 1.7%
Bunge Ltd.	39,100	2,620
Corn Products International, Inc.	67,700	2,008
Kraft Foods, Inc. Class A	262,600	7,445
Nestle SA (Reg.)	247,558	10,282
Ralcorp Holdings, Inc. (a)	57,189	3,587
		25,942
Household Products - 0.6%
Colgate-Palmolive Co.	114,045	8,291
Tobacco - 1.2%
Philip Morris International, Inc.	388,177	17,744
TOTAL CONSUMER STAPLES		120,158
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 10.0%
Energy Equipment & Services - 3.0%
BJ Services Co.	68,700	$ 1,103
Cameron International Corp. (a)	291,872	10,423
Halliburton Co.	153,300	3,635
Nabors Industries Ltd. (a)	219,800	3,886
Schlumberger Ltd.	236,300	13,280
Smith International, Inc.	148,700	4,100
Weatherford International Ltd. (a)	416,000	8,299
		44,726
Oil, Gas & Consumable Fuels - 7.0%
Apache Corp.	75,080	6,378
Chesapeake Energy Corp.	165,675	3,784
EOG Resources, Inc.	19,318	1,391
Exxon Mobil Corp.	664,502	45,951
Occidental Petroleum Corp.	239,500	17,507
Peabody Energy Corp.	27,883	911
Petrohawk Energy Corp. (a)	161,400	3,475
Plains Exploration & Production Co. (a)	139,790	3,669
Range Resources Corp.	184,700	8,934
Southwestern Energy Co. (a)	196,600	7,247
Ultra Petroleum Corp. (a)	150,100	6,969
		106,216
TOTAL ENERGY		150,942
FINANCIALS - 16.2%
Capital Markets - 4.3%
Ameriprise Financial, Inc.	106,759	3,206
Charles Schwab Corp.	164,508	2,971
Goldman Sachs Group, Inc.	120,100	19,872
Janus Capital Group, Inc.	434,783	5,530
Morgan Stanley	334,300	9,681
State Street Corp.	457,002	23,983
		65,243
Commercial Banks - 2.2%
East West Bancorp, Inc.	67,750	624
Huntington Bancshares, Inc.	198,300	904
KeyCorp	341,900	2,277
PNC Financial Services Group, Inc.	14,100	601
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
U.S. Bancorp, Delaware	295,011	$ 6,673
Wells Fargo & Co.	787,159	21,663
		32,742
Consumer Finance - 0.7%
American Express Co.	38,900	1,316
Capital One Financial Corp.	157,500	5,873
Discover Financial Services	73,600	1,012
SLM Corp. (a)	315,600	2,809
		11,010
Diversified Financial Services - 4.5%
Bank of America Corp.	1,780,236	31,314
CME Group, Inc.	2,100	611
JPMorgan Chase & Co.	816,728	35,495
		67,420
Insurance - 4.1%
ACE Ltd.	254,100	13,259
AFLAC, Inc.	12,900	524
Berkshire Hathaway, Inc. Class A (a)	111	11,194
Everest Re Group Ltd.	67,100	5,657
Hartford Financial Services Group, Inc.	96,600	2,291
Lincoln National Corp.	221,000	5,578
MBIA, Inc. (a)	177,000	1,189
MetLife, Inc.	314,400	11,872
PartnerRe Ltd.	42,150	3,115
The Travelers Companies, Inc.	132,070	6,659
		61,338
Real Estate Investment Trusts - 0.2%
CBL & Associates Properties, Inc.	103,700	972
Simon Property Group, Inc.	26,683	1,698
SL Green Realty Corp.	33,700	1,189
		3,859
Real Estate Management & Development - 0.2%
CB Richard Ellis Group, Inc. Class A (a)	220,600	2,612
TOTAL FINANCIALS		244,224
HEALTH CARE - 14.4%
Biotechnology - 2.8%
Amgen, Inc. (a)	156,663	9,359
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Biogen Idec, Inc. (a)	13,900	$ 698
Celgene Corp. (a)	83,716	4,367
Cephalon, Inc. (a)	70,000	3,985
Dendreon Corp. (a)(c)	56,500	1,320
Genzyme Corp. (a)	83,500	4,652
Gilead Sciences, Inc. (a)	101,032	4,553
MannKind Corp. (a)	57,800	450
Myriad Genetics, Inc. (a)	100,216	3,064
OSI Pharmaceuticals, Inc. (a)	54,600	1,825
PDL BioPharma, Inc.	406,975	3,683
Vertex Pharmaceuticals, Inc. (a)	115,300	4,313
		42,269
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	172,716	9,831
Boston Scientific Corp. (a)	319,600	3,755
C. R. Bard, Inc.	19,700	1,587
Covidien PLC	376,655	14,904
ev3, Inc. (a)	42,900	547
St. Jude Medical, Inc. (a)	97,277	3,749
		34,373
Health Care Providers & Services - 3.3%
Express Scripts, Inc. (a)	166,900	12,054
Henry Schein, Inc. (a)	177,095	9,382
Humana, Inc. (a)	104,300	3,724
Medco Health Solutions, Inc. (a)	251,000	13,860
UnitedHealth Group, Inc.	299,300	8,380
WellPoint, Inc. (a)	33,900	1,792
		49,192
Life Sciences Tools & Services - 0.2%
Illumina, Inc. (a)	92,500	3,262
Pharmaceuticals - 5.8%
Abbott Laboratories	320,250	14,485
Allergan, Inc.	51,600	2,885
Bristol-Myers Squibb Co.	53,855	1,192
Johnson & Johnson	202,983	12,268
Merck & Co., Inc.	335,903	10,893
Pfizer, Inc.	1,423,700	23,776
Roche Holding AG (participation certificate)	33,833	5,377
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Schering-Plough Corp.	254,451	$ 7,170
Wyeth	204,620	9,791
		87,837
TOTAL HEALTH CARE		216,933
INDUSTRIALS - 8.3%
Aerospace & Defense - 1.7%
DigitalGlobe, Inc.	13,200	265
Honeywell International, Inc.	109,538	4,027
Lockheed Martin Corp.	65,653	4,923
United Technologies Corp.	276,200	16,395
		25,610
Air Freight & Logistics - 0.4%
C.H. Robinson Worldwide, Inc.	58,600	3,297
FedEx Corp.	30,000	2,061
		5,358
Airlines - 0.1%
Delta Air Lines, Inc. (a)	113,477	819
UAL Corp. (a)	24,760	154
		973
Building Products - 0.1%
Masco Corp.	127,800	1,851
Construction & Engineering - 0.0%
Orion Marine Group, Inc. (a)	26,100	534
Electrical Equipment - 0.6%
Alstom SA	2,100	148
First Solar, Inc. (a)	1,100	134
Rockwell Automation, Inc.	96,300	4,030
SunPower Corp. Class B (a)	59,958	1,283
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(c)	500	7
Vestas Wind Systems AS (a)	57,729	4,142
		9,744
Industrial Conglomerates - 1.7%
3M Co.	190,900	13,764
General Electric Co.	234,783	3,263
McDermott International, Inc. (a)	224,821	5,342
Textron, Inc.	180,000	2,765
		25,134
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.7%
Caterpillar, Inc.	18,100	$ 820
Cummins, Inc.	107,000	4,849
Danaher Corp.	93,100	5,652
Eaton Corp.	57,300	3,091
Ingersoll-Rand Co. Ltd.	242,400	7,488
Navistar International Corp. (a)	67,900	2,936
		24,836
Professional Services - 0.3%
Manpower, Inc.	78,950	4,082
Road & Rail - 1.5%
CSX Corp.	125,000	5,313
Landstar System, Inc.	168,955	5,891
Union Pacific Corp.	201,089	12,027
		23,231
Trading Companies & Distributors - 0.2%
W.W. Grainger, Inc.	36,300	3,175
TOTAL INDUSTRIALS		124,528
INFORMATION TECHNOLOGY - 22.6%
Communications Equipment - 3.1%
Cisco Systems, Inc. (a)	1,230,900	26,587
Comverse Technology, Inc. (a)	70,435	608
Juniper Networks, Inc. (a)	189,855	4,380
QUALCOMM, Inc.	286,820	13,314
Tellabs, Inc. (a)	197,800	1,254
		46,143
Computers & Peripherals - 4.8%
Apple, Inc. (a)	168,136	28,282
Dell, Inc. (a)	326,000	5,161
Hewlett-Packard Co.	568,450	25,518
International Business Machines Corp.	114,300	13,493
		72,454
Electronic Equipment & Components - 1.1%
Agilent Technologies, Inc. (a)	37,500	963
Corning, Inc.	717,700	10,823
Tyco Electronics Ltd.	190,100	4,338
		16,124
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 2.0%
eBay, Inc. (a)	305,450	$ 6,763
Google, Inc. Class A (a)	41,359	19,094
Move, Inc. (a)	1,092,673	3,158
Yahoo!, Inc. (a)	93,400	1,365
		30,380
IT Services - 1.0%
Cognizant Technology Solutions Corp. Class A (a)	159,200	5,553
Paychex, Inc.	101,500	2,871
Visa, Inc. Class A	104,500	7,430
		15,854
Semiconductors & Semiconductor Equipment - 5.5%
Altera Corp.	31,300	601
Applied Materials, Inc.	2,449,882	32,289
ARM Holdings PLC sponsored ADR	319,500	2,029
ASML Holding NV (NY Shares)	147,300	4,046
Broadcom Corp. Class A (a)	58,100	1,653
Intel Corp.	787,100	15,994
Lam Research Corp. (a)	306,600	9,413
MEMC Electronic Materials, Inc. (a)	232,400	3,707
Micron Technology, Inc. (a)	408,200	3,008
Samsung Electronics Co. Ltd.	3,381	2,087
Texas Instruments, Inc.	143,077	3,518
Xilinx, Inc.	231,700	5,153
		83,498
Software - 5.1%
Adobe Systems, Inc. (a)	130,681	4,106
BMC Software, Inc. (a)	80,000	2,852
Microsoft Corp.	1,798,353	44,329
Oracle Corp.	1,014,869	22,195
Quest Software, Inc. (a)	59,246	977
Ubisoft Entertainment SA (a)	101,128	1,801
		76,260
TOTAL INFORMATION TECHNOLOGY		340,713
MATERIALS - 3.6%
Chemicals - 2.2%
Airgas, Inc.	41,600	1,934
Albemarle Corp.	139,600	4,499
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	106,700	$ 3,914
Dow Chemical Co.	339,400	7,226
Ecolab, Inc.	91,954	3,889
FMC Corp.	10,372	495
Monsanto Co.	17,953	1,506
Praxair, Inc.	99,100	7,593
The Mosaic Co.	45,500	2,205
		33,261
Containers & Packaging - 0.2%
Crown Holdings, Inc. (a)	80,518	1,999
Metals & Mining - 1.2%
ArcelorMittal SA (NY Shares) Class A	124,200	4,425
Barrick Gold Corp.	188,600	6,510
Freeport-McMoRan Copper & Gold, Inc.	88,200	5,555
Nucor Corp.	39,200	1,746
		18,236
TOTAL MATERIALS		53,496
TELECOMMUNICATION SERVICES - 1.7%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.	42,198	1,099
Verizon Communications, Inc.	565,222	17,544
		18,643
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	185,186	5,861
Sprint Nextel Corp. (a)	322,900	1,182
		7,043
TOTAL TELECOMMUNICATION SERVICES		25,686
UTILITIES - 0.7%
Electric Utilities - 0.7%
Exelon Corp.	191,600	9,584
TOTAL COMMON STOCKS (Cost $1,303,129)		1,451,651
Money Market Funds - 4.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.33% (d)	57,752,666	$ 57,753
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	13,308,550	13,309
TOTAL MONEY MARKET FUNDS (Cost $71,062)		71,062
TOTAL INVESTMENT PORTFOLIO - 101.2% (Cost $1,374,191)		1,522,713
NET OTHER ASSETS - (1.2)%		(17,356)
NET ASSETS - 100%		$ 1,505,357
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 340
Fidelity Securities Lending Cash Central Fund	501
Total	$ 841
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,438,619,000. Net unrealized appreciation aggregated $84,094,000, of which $179,095,000 related to appreciated investment securities and $95,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Growth
Opportunities Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805740.105

GO-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.4%
Auto Components - 0.9%
Johnson Controls, Inc.	230,100	$ 5,700
Tenneco, Inc. (a)	368,900	5,792
		11,492
Hotels, Restaurants & Leisure - 5.8%
Buffalo Wild Wings, Inc. (a)(c)	150,200	6,193
Las Vegas Sands Corp. unit	101,100	24,537
McDonald's Corp.	191,400	10,764
Starbucks Corp. (a)	1,332,900	25,312
Starwood Hotels & Resorts Worldwide, Inc.	234,900	6,995
The Cheesecake Factory, Inc. (a)	85,800	1,576
		75,377
Household Durables - 0.1%
Whirlpool Corp.	23,400	1,503
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	165,400	13,429
Media - 1.5%
Comcast Corp. Class A	75,000	1,149
DreamWorks Animation SKG, Inc. Class A (a)	178,400	6,023
The DIRECTV Group, Inc. (a)(c)	284,800	7,052
The Walt Disney Co.	224,000	5,833
		20,057
Multiline Retail - 1.0%
Target Corp.	274,000	12,878
Specialty Retail - 1.9%
Bed Bath & Beyond, Inc. (a)	78,000	2,845
Best Buy Co., Inc.	194,400	7,053
Home Depot, Inc.	191,100	5,215
Lumber Liquidators, Inc. (a)(c)	45,482	1,001
Staples, Inc.	382,700	8,270
		24,384
Textiles, Apparel & Luxury Goods - 1.2%
Coach, Inc.	100,500	2,843
Lululemon Athletica, Inc. (a)(c)	450,958	9,046
NIKE, Inc. Class B	52,800	2,925
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	74,800	1,332
		16,146
TOTAL CONSUMER DISCRETIONARY		175,266
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 10.3%
Beverages - 2.7%
Anheuser-Busch InBev SA NV	56,800	$ 2,452
Dr Pepper Snapple Group, Inc. (a)	194,300	5,137
PepsiCo, Inc.	164,800	9,339
The Coca-Cola Co.	379,800	18,523
		35,451
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	81,900	4,175
Wal-Mart Stores, Inc.	425,200	21,630
Walgreen Co.	168,000	5,692
		31,497
Food Products - 1.9%
Green Mountain Coffee Roasters, Inc. (a)(c)	231,900	13,958
Smithfield Foods, Inc. (a)(c)	371,300	4,556
Tyson Foods, Inc. Class A	472,400	5,664
		24,178
Household Products - 1.0%
Procter & Gamble Co.	249,300	13,490
Personal Products - 0.8%
Avon Products, Inc.	326,042	10,391
Tobacco - 1.5%
Philip Morris International, Inc.	429,000	19,610
TOTAL CONSUMER STAPLES		134,617
ENERGY - 7.5%
Energy Equipment & Services - 1.1%
FMC Technologies, Inc. (a)	47,670	2,274
National Oilwell Varco, Inc. (a)	123,888	4,503
Schlumberger Ltd.	73,700	4,142
Transocean Ltd. (a)	52,386	3,973
		14,892
Oil, Gas & Consumable Fuels - 6.4%
Chesapeake Energy Corp.	713,064	16,286
EOG Resources, Inc.	35,900	2,585
EXCO Resources, Inc. (a)	330,300	4,842
Exxon Mobil Corp.	53,200	3,679
Peabody Energy Corp.	240,849	7,871
Petrohawk Energy Corp. (a)	627,500	13,510
Petroleo Brasileiro SA - Petrobras sponsored ADR	170,500	6,759
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp.	118,129	$ 5,714
SandRidge Energy, Inc. (a)	322,800	3,938
Southwestern Energy Co. (a)	341,693	12,595
Ultra Petroleum Corp. (a)	79,300	3,682
XTO Energy, Inc.	46,800	1,806
		83,267
TOTAL ENERGY		98,159
FINANCIALS - 5.4%
Capital Markets - 1.2%
Charles Schwab Corp.	334,200	6,036
Goldman Sachs Group, Inc.	24,091	3,986
Knight Capital Group, Inc. Class A (a)	142,300	2,863
Morgan Stanley	44,400	1,286
Northern Trust Corp.	33,500	1,958
		16,129
Commercial Banks - 1.8%
Signature Bank, New York (a)	123,200	3,740
TCF Financial Corp. (c)	94,600	1,302
U.S. Bancorp, Delaware	355,900	8,050
Wells Fargo & Co.	359,300	9,888
		22,980
Consumer Finance - 0.5%
Discover Financial Services	435,533	5,989
Diversified Financial Services - 1.8%
Bank of America Corp.	148,800	2,617
BM&F BOVESPA SA	1,746,858	10,785
CME Group, Inc.	8,100	2,357
JPMorgan Chase & Co.	186,700	8,114
		23,873
Real Estate Investment Trusts - 0.1%
Simon Property Group, Inc.	24,949	1,587
TOTAL FINANCIALS		70,558
HEALTH CARE - 16.2%
Biotechnology - 9.1%
Alexion Pharmaceuticals, Inc. (a)	191,000	8,622
Alnylam Pharmaceuticals, Inc. (a)	200	4
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Amgen, Inc. (a)	10,700	$ 639
Biogen Idec, Inc. (a)	42,700	2,144
Celgene Corp. (a)	159,235	8,307
Cephalon, Inc. (a)	18,900	1,076
Cepheid, Inc. (a)	498,600	5,978
Dendreon Corp. (a)(c)	395,500	9,243
Gilead Sciences, Inc. (a)	181,948	8,199
Human Genome Sciences, Inc. (a)	377,000	7,457
ImmunoGen, Inc. (a)	442,300	3,224
Immunomedics, Inc. (a)	717,900	3,956
InterMune, Inc. (c)	551,900	8,378
Isis Pharmaceuticals, Inc. (a)	1,002,200	16,176
Micromet, Inc. (a)(c)	126,800	804
Myriad Genetics, Inc. (a)	48,000	1,467
Myriad Pharmaceuticals, Inc. (a)	55,900	252
ONYX Pharmaceuticals, Inc. (a)	43,700	1,401
Rigel Pharmaceuticals, Inc. (a)(c)	348,900	2,460
Seattle Genetics, Inc. (a)	1,269,910	15,556
Transition Therapeutics, Inc. (a)	537,233	2,852
Vertex Pharmaceuticals, Inc. (a)	285,800	10,692
		118,887
Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	116,900	6,654
Medtronic, Inc.	73,100	2,800
Thoratec Corp. (a)	167,500	4,395
		13,849
Health Care Providers & Services - 1.2%
Express Scripts, Inc. (a)	67,400	4,868
McKesson Corp.	59,000	3,355
Medco Health Solutions, Inc. (a)	77,200	4,263
UnitedHealth Group, Inc.	119,300	3,340
		15,826
Life Sciences Tools & Services - 0.4%
Exelixis, Inc. (a)	667,300	3,797
Illumina, Inc. (a)	42,100	1,485
Life Technologies Corp. (a)	15,000	668
		5,950
Pharmaceuticals - 4.4%
Abbott Laboratories	228,700	10,344
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	172,400	$ 9,641
Elan Corp. PLC sponsored ADR (a)	1,897,700	13,720
Johnson & Johnson	171,900	10,390
MAP Pharmaceuticals, Inc. (a)(c)	134,463	1,189
Merck & Co., Inc.	193,000	6,259
Teva Pharmaceutical Industries Ltd. sponsored ADR	105,100	5,413
		56,956
TOTAL HEALTH CARE		211,468
INDUSTRIALS - 6.7%
Aerospace & Defense - 1.6%
Honeywell International, Inc.	161,300	5,929
ITT Corp.	46,100	2,309
The Boeing Co.	245,100	12,174
		20,412
Air Freight & Logistics - 0.7%
United Parcel Service, Inc. Class B	172,300	9,211
Construction & Engineering - 0.3%
Fluor Corp.	44,400	2,349
Quanta Services, Inc. (a)	81,559	1,804
		4,153
Electrical Equipment - 0.5%
American Superconductor Corp. (a)(c)	72,600	2,346
First Solar, Inc. (a)(c)	31,400	3,818
		6,164
Industrial Conglomerates - 1.0%
3M Co.	168,100	12,120
General Electric Co.	104,900	1,458
		13,578
Machinery - 1.2%
Caterpillar, Inc.	190,600	8,636
Danaher Corp.	98,700	5,992
Deere & Co.	29,300	1,277
		15,905
Road & Rail - 1.4%
Burlington Northern Santa Fe Corp.	73,500	6,102
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Hertz Global Holdings, Inc. (a)(c)	358,900	$ 3,560
Union Pacific Corp.	138,300	8,272
		17,934
TOTAL INDUSTRIALS		87,357
INFORMATION TECHNOLOGY - 36.1%
Communications Equipment - 5.3%
Cisco Systems, Inc. (a)	1,097,400	23,704
Infinera Corp. (a)	122,581	858
Juniper Networks, Inc. (a)	164,300	3,790
Palm, Inc. (a)(c)	863,754	11,514
QUALCOMM, Inc.	602,705	27,978
Research In Motion Ltd. (a)	17,990	1,314
		69,158
Computers & Peripherals - 7.0%
Apple, Inc. (a)	317,158	53,349
Hewlett-Packard Co.	457,400	20,533
International Business Machines Corp.	128,700	15,193
NetApp, Inc. (a)	107,100	2,437
		91,512
Electronic Equipment & Components - 0.3%
Corning, Inc.	273,400	4,123
Internet Software & Services - 5.1%
eBay, Inc. (a)	389,300	8,619
Google, Inc. Class A (a)	124,308	57,388
OpenTable, Inc. (c)	30,800	851
		66,858
IT Services - 3.2%
Cognizant Technology Solutions Corp. Class A (a)	209,716	7,315
MasterCard, Inc. Class A	24,300	4,924
The Western Union Co.	81,400	1,468
VeriFone Holdings, Inc. (a)	255,100	2,944
Visa, Inc. Class A	354,400	25,198
		41,849
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	112,100	3,167
Applied Materials, Inc.	347,500	4,580
Atheros Communications, Inc. (a)	223,100	6,166
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	245,600	$ 6,987
Cree, Inc. (a)(c)	572,700	21,098
Cypress Semiconductor Corp. (a)	849,800	8,600
Intel Corp.	1,082,000	21,986
International Rectifier Corp. (a)	278,000	5,218
NVIDIA Corp. (a)	724,200	10,515
Power Integrations, Inc.	158,700	5,197
Rambus, Inc. (a)	385,400	7,361
Texas Instruments, Inc.	196,700	4,837
Xilinx, Inc.	95,500	2,124
		107,836
Software - 6.9%
ArcSight, Inc. (a)	286,100	5,536
Electronic Arts, Inc. (a)	68,500	1,248
Microsoft Corp.	904,500	22,296
Nintendo Co. Ltd.	7,700	2,087
Oracle Corp.	570,100	12,468
Red Hat, Inc. (a)	430,700	9,889
Salesforce.com, Inc. (a)	354,900	18,409
Solera Holdings, Inc.	75,500	1,989
SuccessFactors, Inc. (a)(c)	428,600	5,087
Sybase, Inc. (a)	128,761	4,487
TiVo, Inc. (a)	682,200	6,692
		90,188
TOTAL INFORMATION TECHNOLOGY		471,524
MATERIALS - 2.9%
Chemicals - 1.4%
Monsanto Co.	187,200	15,702
The Mosaic Co.	68,100	3,301
		19,003
Metals & Mining - 1.5%
ArcelorMittal SA (NY Shares) Class A	123,200	4,390
Barrick Gold Corp.	73,900	2,551
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Freeport-McMoRan Copper & Gold, Inc.	136,200	$ 8,578
Nucor Corp.	93,700	4,173
		19,692
TOTAL MATERIALS		38,695
TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
American Tower Corp. Class A (a)	60,300	1,908
Bharti Airtel Ltd.	322,782	2,815
Sprint Nextel Corp. (a)	2,208,900	8,085
		12,808
UTILITIES - 0.3%
Electric Utilities - 0.3%
Exelon Corp.	90,200	4,512
TOTAL COMMON STOCKS (Cost $1,203,151)		1,304,964
Money Market Funds - 7.8%

Fidelity Cash Central Fund, 0.33% (d)	1,688,946	1,689
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	99,567,843	99,568
TOTAL MONEY MARKET FUNDS (Cost $101,257)		101,257
TOTAL INVESTMENT PORTFOLIO - 107.6% (Cost $1,304,408)		1,406,221
NET OTHER ASSETS - (7.6)%		(98,728)
NET ASSETS - 100%		$ 1,307,493
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 100
Fidelity Securities Lending Cash Central Fund	606
Total	$ 706
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 175,266	$ 150,729	$ 24,537	$ -
Consumer Staples	134,617	134,617	-	-
Energy	98,159	98,159	-	-
Financials	70,558	70,558	-	-
Health Care	211,468	211,468	-	-
Industrials	87,357	87,357	-	-
Information Technology	471,524	469,437	2,087	-
Materials	38,695	38,695	-	-
Telecommunication Services	12,808	12,808	-	-
Utilities	4,512	4,512	-	-
Money Market Funds	101,257	101,257	-	-
Total Investments in Securities:	$ 1,406,221	$ 1,379,597	$ 26,624	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
(Amounts in thousands)
Beginning Balance	$ 12,960
Total Realized Gain (Loss)	99
Total Unrealized Gain (Loss)	14,427
Cost of Purchases	-
Proceeds of Sales	(2,949)
Amortization/Accretion	-
Transfer in/out of Level 3	(24,537)
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,307,566,000. Net unrealized appreciation aggregated $98,655,000, of which $210,061,000 related to appreciated investment securities and $111,406,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805746.105

LC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 100.1%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.9%
ArvinMeritor, Inc.	241,057	$ 1,762,127
Johnson Controls, Inc.	172,600	4,275,302
Tenneco, Inc. (a)	226,930	3,562,801
TRW Automotive Holdings Corp. (a)	56,300	993,695
		10,593,925
Automobiles - 0.4%
Ford Motor Co. (a)	300,200	2,281,520
Harley-Davidson, Inc.	78,600	1,884,828
		4,166,348
Distributors - 0.1%
Li & Fung Ltd.	448,000	1,488,430
Diversified Consumer Services - 0.3%
DeVry, Inc.	56,600	2,892,260
Hotels, Restaurants & Leisure - 0.6%
Starbucks Corp. (a)	192,400	3,653,676
Starwood Hotels & Resorts Worldwide, Inc.	89,200	2,656,376
		6,310,052
Household Durables - 2.9%
Black & Decker Corp.	150,030	6,619,324
Harman International Industries, Inc.	48,400	1,451,516
KB Home	360,251	6,560,171
Lennar Corp. Class A	188,500	2,855,775
Newell Rubbermaid, Inc.	840,900	11,705,328
Ryland Group, Inc.	152,420	3,493,466
		32,685,580
Internet & Catalog Retail - 0.3%
Amazon.com, Inc. (a)	49,300	4,002,667
Leisure Equipment & Products - 0.2%
Brunswick Corp.	203,490	1,890,422
Media - 0.1%
DISH Network Corp. Class A (a)	57,900	944,349
Multiline Retail - 0.7%
Target Corp.	167,300	7,863,100
Specialty Retail - 4.0%
AnnTaylor Stores Corp. (a)	350,536	4,935,547
Best Buy Co., Inc.	8,500	308,380
Home Depot, Inc.	301,727	8,234,130
Lowe's Companies, Inc.	539,000	11,588,500
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Office Depot, Inc. (a)	433,200	$ 2,261,304
Staples, Inc.	850,579	18,381,012
		45,708,873
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	196,534	4,139,006
TOTAL CONSUMER DISCRETIONARY		122,685,012
CONSUMER STAPLES - 8.5%
Beverages - 1.4%
Anheuser-Busch InBev SA NV	120,937	5,221,561
PepsiCo, Inc.	52,200	2,958,174
The Coca-Cola Co.	157,164	7,664,888
		15,844,623
Food & Staples Retailing - 3.1%
Costco Wholesale Corp.	35,400	1,804,692
CVS Caremark Corp.	363,000	13,619,760
Safeway, Inc.	232,700	4,432,935
Wal-Mart Stores, Inc.	240,700	12,244,409
Walgreen Co.	77,200	2,615,536
		34,717,332
Food Products - 1.5%
Danone	136,249	7,409,254
Nestle SA (Reg.)	235,408	9,776,896
		17,186,150
Household Products - 1.4%
Procter & Gamble Co.	284,509	15,394,782
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	68,800	2,466,480
Tobacco - 0.9%
Altria Group, Inc.	157,000	2,869,960
Philip Morris International, Inc.	159,172	7,275,752
		10,145,712
TOTAL CONSUMER STAPLES		95,755,079
ENERGY - 8.8%
Energy Equipment & Services - 1.6%
Patterson-UTI Energy, Inc.	74,800	994,092
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Schlumberger Ltd.	86,500	$ 4,861,300
Smith International, Inc.	224,600	6,192,222
Weatherford International Ltd. (a)	288,400	5,753,580
		17,801,194
Oil, Gas & Consumable Fuels - 7.2%
Chevron Corp.	233,400	16,323,996
Denbury Resources, Inc. (a)	229,128	3,487,328
Exxon Mobil Corp.	385,626	26,666,038
Marathon Oil Corp.	268,800	8,297,856
Niko Resources Ltd.	12,400	804,312
Occidental Petroleum Corp.	158,300	11,571,730
Petrohawk Energy Corp. (a)	62,301	1,341,341
Range Resources Corp.	53,000	2,563,610
Royal Dutch Shell PLC Class A sponsored ADR	99,900	5,541,453
Southwestern Energy Co. (a)	41,500	1,529,690
Valero Energy Corp.	145,400	2,724,796
		80,852,150
TOTAL ENERGY		98,653,344
FINANCIALS - 23.1%
Capital Markets - 2.5%
Goldman Sachs Group, Inc.	50,707	8,389,980
Morgan Stanley	328,945	9,526,247
State Street Corp.	177,562	9,318,454
The Blackstone Group LP	88,500	1,140,765
		28,375,446
Commercial Banks - 7.3%
Comerica, Inc.	189,000	5,040,630
HSBC Holdings PLC sponsored ADR	55,472	2,991,050
Huntington Bancshares, Inc.	65,400	298,224
KeyCorp	270,800	1,803,528
PNC Financial Services Group, Inc.	404,027	17,207,510
Regions Financial Corp.	1,017,400	5,961,964
Standard Chartered PLC (United Kingdom)	93,886	2,133,801
SunTrust Banks, Inc.	52,400	1,224,588
U.S. Bancorp, Delaware	547,800	12,391,236
Wells Fargo & Co.	1,200,782	33,045,521
Zions Bancorp	36,900	652,023
		82,750,075
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 1.4%
American Express Co.	45,100	$ 1,525,282
Capital One Financial Corp.	375,150	13,989,344
		15,514,626
Diversified Financial Services - 7.6%
Bank of America Corp.	2,016,938	35,477,939
Citigroup, Inc.	975,100	4,875,500
JPMorgan Chase & Co.	1,000,179	43,467,777
KKR Financial Holdings LLC	673,700	2,600,482
		86,421,698
Insurance - 1.7%
ACE Ltd.	96,300	5,024,934
Genworth Financial, Inc. Class A	493,551	5,211,899
Hartford Financial Services Group, Inc.	26,700	633,324
Lincoln National Corp.	122,800	3,099,472
RenaissanceRe Holdings Ltd.	36,120	1,966,734
XL Capital Ltd. Class A	180,900	3,138,615
		19,074,978
Real Estate Investment Trusts - 0.1%
CBL & Associates Properties, Inc.	80,600	755,222
Real Estate Management & Development - 0.9%
BR Malls Participacoes SA (a)	98,900	983,597
CB Richard Ellis Group, Inc. Class A (a)	484,532	5,736,859
Jones Lang LaSalle, Inc.	69,980	3,280,662
		10,001,118
Thrifts & Mortgage Finance - 1.6%
MGIC Investment Corp. (d)	1,051,222	8,546,435
Radian Group, Inc.	1,022,409	9,375,491
		17,921,926
TOTAL FINANCIALS		260,815,089
HEALTH CARE - 13.9%
Biotechnology - 2.7%
Alnylam Pharmaceuticals, Inc. (a)(d)	46,755	1,043,572
Amgen, Inc. (a)	104,756	6,258,123
Celgene Corp. (a)	62,700	3,271,059
Cephalon, Inc. (a)(d)	56,675	3,226,508
Genzyme Corp. (a)	33,800	1,882,998
Gilead Sciences, Inc. (a)	194,000	8,741,640
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Micromet, Inc. (a)	100,600	$ 637,804
Vertex Pharmaceuticals, Inc. (a)	130,300	4,874,523
		29,936,227
Health Care Equipment & Supplies - 2.6%
Inverness Medical Innovations, Inc. (a)(d)	791,869	28,190,519
Masimo Corp. (a)	100	2,512
William Demant Holding AS (a)	19,400	1,188,247
		29,381,278
Health Care Providers & Services - 1.5%
CIGNA Corp.	10,500	309,015
Express Scripts, Inc. (a)	89,700	6,478,134
McKesson Corp.	75,500	4,292,930
UnitedHealth Group, Inc.	162,800	4,558,400
WellPoint, Inc. (a)	33,050	1,746,693
		17,385,172
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	106,743	1,083,441
Illumina, Inc. (a)	98,000	3,456,460
Lonza Group AG	15,076	1,480,621
QIAGEN NV (a)	26,000	534,300
		6,554,822
Pharmaceuticals - 6.5%
Abbott Laboratories	313,600	14,184,128
Allergan, Inc.	88,673	4,958,594
Cardiome Pharma Corp. (a)	103,000	465,787
Johnson & Johnson	274,100	16,566,604
Merck & Co., Inc.	443,672	14,388,283
Pfizer, Inc.	1,345,500	22,469,850
		73,033,246
TOTAL HEALTH CARE		156,290,745
INDUSTRIALS - 7.2%
Aerospace & Defense - 1.6%
BE Aerospace, Inc. (a)	6,300	107,919
Honeywell International, Inc.	342,400	12,586,624
Lockheed Martin Corp.	20,717	1,553,361
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Precision Castparts Corp.	29,700	$ 2,711,016
Rockwell Collins, Inc.	33,900	1,560,756
		18,519,676
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	10,500	561,330
Building Products - 0.1%
Masco Corp.	82,300	1,191,704
Commercial Services & Supplies - 0.1%
Interface, Inc. Class A	61,000	403,210
Waste Management, Inc.	31,400	939,802
		1,343,012
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	70,100	1,550,612
Electrical Equipment - 0.7%
China High Speed Transmission Equipment Group Co. Ltd.	298,000	642,874
Emerson Electric Co.	88,800	3,274,056
Renewable Energy Corp. AS (a)	114,000	771,960
Rockwell Automation, Inc.	43,900	1,837,215
SMA Solar Technology AG	15,840	1,173,870
		7,699,975
Industrial Conglomerates - 0.7%
Koninklijke Philips Electronics NV (NY Shares)	142,088	3,204,084
Textron, Inc.	271,000	4,162,560
		7,366,644
Machinery - 2.3%
Cummins, Inc.	146,501	6,639,425
Deere & Co.	46,000	2,005,600
Ingersoll-Rand Co. Ltd.	416,900	12,878,041
PACCAR, Inc.	117,700	4,257,209
		25,780,275
Road & Rail - 1.5%
Ryder System, Inc.	244,776	9,301,488
Union Pacific Corp.	135,700	8,116,217
		17,417,705
Trading Companies & Distributors - 0.0%
Watsco, Inc.	2,100	110,943
TOTAL INDUSTRIALS		81,541,876
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 5.0%
Cisco Systems, Inc. (a)	1,599,700	$ 34,553,520
Juniper Networks, Inc. (a)	330,608	7,627,127
QUALCOMM, Inc.	319,200	14,817,264
		56,997,911
Computers & Peripherals - 3.5%
Apple, Inc. (a)	105,900	17,813,439
Dell, Inc. (a)	281,300	4,452,979
Hewlett-Packard Co.	303,600	13,628,604
SanDisk Corp. (a)	105,400	1,865,580
Seagate Technology	90,700	1,256,195
		39,016,797
Electronic Equipment & Components - 0.7%
BYD Co. Ltd. (H Shares) (a)	233,500	1,464,186
Corning, Inc.	248,550	3,748,134
Tyco Electronics Ltd.	102,800	2,345,896
		7,558,216
Internet Software & Services - 1.1%
Google, Inc. Class A (a)	27,650	12,765,176
IT Services - 1.0%
Accenture Ltd. Class A	67,400	2,224,200
Cognizant Technology Solutions Corp. Class A (a)	158,560	5,530,573
MasterCard, Inc. Class A	20,200	4,093,126
		11,847,899
Semiconductors & Semiconductor Equipment - 7.0%
Altera Corp.	214,500	4,120,545
Analog Devices, Inc.	185,100	5,229,075
ARM Holdings PLC sponsored ADR	650,167	4,128,560
ASML Holding NV (NY Shares)	389,200	10,691,324
Intel Corp.	429,901	8,735,588
Lam Research Corp. (a)	261,698	8,034,129
MEMC Electronic Materials, Inc. (a)	1,128,836	18,004,934
National Semiconductor Corp.	469,600	7,123,832
Samsung Electronics Co. Ltd.	3,135	1,935,217
Taiwan Semiconductor Manufacturing Co. Ltd.	2,442,679	4,394,002
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	577,054	6,174,478
		78,571,684
Software - 2.3%
Activision Blizzard, Inc. (a)	88,000	1,021,680
Adobe Systems, Inc. (a)	168,300	5,287,986
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
ANSYS, Inc. (a)	3,063	$ 107,634
Autonomy Corp. PLC (a)	236,336	5,005,816
Citrix Systems, Inc. (a)	68,100	2,429,808
Microsoft Corp.	299,200	7,375,280
Salesforce.com, Inc. (a)	57,280	2,971,114
VMware, Inc. Class A (a)	38,800	1,374,684
		25,574,002
TOTAL INFORMATION TECHNOLOGY		232,331,685
MATERIALS - 3.7%
Chemicals - 3.6%
Air Products & Chemicals, Inc.	10,300	772,809
Airgas, Inc.	19,200	892,800
Albemarle Corp.	115,574	3,724,950
Celanese Corp. Class A	146,508	3,731,559
Dow Chemical Co.	391,100	8,326,519
E.I. du Pont de Nemours & Co.	235,500	7,519,515
Monsanto Co.	11,900	998,172
Rockwood Holdings, Inc. (a)	219,700	4,475,289
Solutia, Inc. (a)	99,800	1,220,554
The Mosaic Co.	10,200	494,394
W.R. Grace & Co. (a)	493,300	8,252,909
		40,409,470
Containers & Packaging - 0.1%
Temple-Inland, Inc.	74,513	1,260,015
TOTAL MATERIALS		41,669,485
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	64,500	1,680,225
Verizon Communications, Inc.	566,980	17,599,059
		19,279,284
Wireless Telecommunication Services - 0.2%
MTN Group Ltd.	133,100	2,181,322
TOTAL TELECOMMUNICATION SERVICES		21,460,606
Common Stocks - continued
	Shares	Value
UTILITIES - 1.5%
Electric Utilities - 1.1%
American Electric Power Co., Inc.	164,100	$ 5,157,663
Entergy Corp.	45,200	3,570,800
FirstEnergy Corp.	75,800	3,420,854
		12,149,317
Independent Power Producers & Energy Traders - 0.3%
AES Corp.	239,063	3,267,991
Calpine Corp. (a)	61,365	721,652
		3,989,643
Multi-Utilities - 0.1%
TECO Energy, Inc.	78,000	1,038,960
TOTAL UTILITIES		17,177,920
TOTAL COMMON STOCKS (Cost $1,043,834,920)		1,128,380,841
Convertible Preferred Stocks - 0.2%

INDUSTRIALS - 0.2%
Commercial Services & Supplies - 0.2%
Avery Dennison Corp. 7.875% (Cost $1,544,223)	49,844	1,734,571

Convertible Bonds - 0.0%
	Principal Amount
UTILITIES - 0.0%
Independent Power Producers & Energy Traders - 0.0%
Calpine Corp.:
6% 9/30/14 (c)(e)	$ 1,480,000	185,000
7.75% 6/1/15 (c)	3,200,000	0
TOTAL CONVERTIBLE BONDS (Cost $365,051)		185,000
Money Market Funds - 0.7%
	Shares	Value
Fidelity Cash Central Fund, 0.33% (f)	1,700,446	$ 1,700,446
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(f)	6,329,625	6,329,625
TOTAL MONEY MARKET FUNDS (Cost $8,030,071)		8,030,071
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,053,774,265)		1,138,330,483
NET OTHER ASSETS - (1.0)%		(11,119,406)
NET ASSETS - 100%		$ 1,127,211,077
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Non-income producing - Issuer is in default.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 13,681
Fidelity Securities Lending Cash Central Fund	278,381
Total	$ 292,062
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 122,685,012	$ 122,685,012	$ -	$ -
Consumer Staples	95,755,079	95,755,079	-	-
Energy	98,653,344	98,653,344	-	-
Financials	260,815,089	260,815,089	-	-
Health Care	156,290,745	156,290,745	-	-
Industrials	83,276,447	81,541,876	1,734,571	-
Information Technology	232,331,685	232,331,685	-	-
Materials	41,669,485	41,669,485	-	-
Telecommunication Services	21,460,606	21,460,606	-	-
Utilities	17,177,920	17,177,920	-	-
Corporate Bonds	185,000	-	-	185,000
Money Market Funds	8,030,071	8,030,071	-	-
Total Investments in Securities:	$ 1,138,330,483	$ 1,136,410,912	$ 1,734,571	$ 185,000
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 3,705,000
Total Realized Gain (Loss)	(2,225,168)
Total Unrealized Gain (Loss)	(80,232)
Cost of Purchases	-
Proceeds of Sales	(1,294,832)
Amortization/Accretion	-
Transfer in/out of Level 3	80,232
Ending Balance	$ 185,000
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (80,232)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $1,089,629,798. Net unrealized appreciation aggregated $48,700,685, of which $122,338,432 related to appreciated investment securities and $73,637,747 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Mid Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805741.105

MC-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.1%
Diversified Consumer Services - 3.9%
DeVry, Inc.	2,370,675	$ 121,141
Hotels, Restaurants & Leisure - 9.3%
International Game Technology	2,585,824	54,095
Royal Caribbean Cruises Ltd. (c)	4,997,700	95,356
Starbucks Corp. (a)	3,323,300	63,109
Wendy's/Arby's Group, Inc.	14,824,190	74,714
		287,274
Household Durables - 1.1%
Harman International Industries, Inc.	1,121,936	33,647
Media - 1.9%
The Walt Disney Co.	2,292,800	59,705
Multiline Retail - 1.0%
Macy's, Inc.	2,016,700	31,299
Specialty Retail - 1.1%
Abercrombie & Fitch Co. Class A (c)	1,081,573	34,924
Lumber Liquidators, Inc. (a)	15,593	343
		35,267
Textiles, Apparel & Luxury Goods - 3.8%
China Dongxiang Group Co. Ltd.	428,000	265
Hanesbrands, Inc. (a)	2,416,916	50,900
Phillips-Van Heusen Corp.	1,739,562	65,721
		116,886
TOTAL CONSUMER DISCRETIONARY		685,219
CONSUMER STAPLES - 8.7%
Beverages - 6.5%
Anheuser-Busch InBev SA NV	3,086,384	133,258
Coca-Cola Hellenic Bottling Co. SA sponsored ADR	2,897,317	66,783
		200,041
Food & Staples Retailing - 0.6%
Safeway, Inc.	1,034,200	19,702
Food Products - 1.6%
Cosan Ltd. Class A (a)	6,005,187	49,062
TOTAL CONSUMER STAPLES		268,805
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 6.3%
Energy Equipment & Services - 3.5%
SEACOR Holdings, Inc. (a)	568,635	$ 43,290
Smith International, Inc.	2,319,700	63,954
		107,244
Oil, Gas & Consumable Fuels - 2.8%
Denbury Resources, Inc. (a)	1,539,260	23,428
Patriot Coal Corp. (a)(c)	3,458,200	30,640
Southern Union Co.	1,657,700	32,889
		86,957
TOTAL ENERGY		194,201
FINANCIALS - 17.1%
Capital Markets - 7.7%
Ashmore Global Opps Ltd. (a)(d)	2,774,656	18,105
Ashmore Group PLC	16,254,089	63,245
Greenhill & Co., Inc. (c)	896,312	70,988
Janus Capital Group, Inc.	4,466,664	56,816
Morgan Stanley	1,071,200	31,022
		240,176
Commercial Banks - 7.0%
M&T Bank Corp. (c)	251,168	15,512
Marshall & Ilsley Corp.	4,348,100	30,958
Regions Financial Corp.	12,236,300	71,705
SunTrust Banks, Inc.	2,878,400	67,268
Zions Bancorp	1,783,400	31,513
		216,956
Diversified Financial Services - 2.4%
BM&F BOVESPA SA	6,023,400	37,189
GHL Acquisition Corp. (a)	2,132,500	21,261
GHL Acquisition Corp. unit (a)	1,375,120	16,501
		74,951
TOTAL FINANCIALS		532,083
HEALTH CARE - 10.3%
Biotechnology - 1.4%
Vertex Pharmaceuticals, Inc. (a)	1,173,900	43,916
Health Care Equipment & Supplies - 5.4%
Boston Scientific Corp. (a)	6,346,000	74,566
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Covidien PLC	822,600	$ 32,550
Edwards Lifesciences Corp. (a)	1,002,089	62,009
		169,125
Health Care Providers & Services - 3.5%
Express Scripts, Inc. (a)	1,496,873	108,104
TOTAL HEALTH CARE		321,145
INDUSTRIALS - 11.3%
Aerospace & Defense - 3.2%
Precision Castparts Corp.	1,098,999	100,317
Construction & Engineering - 1.8%
China Railway Construction Corp. Ltd. (H Shares)	36,913,500	54,581
Machinery - 2.0%
AGCO Corp. (a)	2,022,200	63,174
Road & Rail - 4.3%
America Latina Logistica SA unit	4,701,500	34,090
CSX Corp.	2,333,500	99,174
		133,264
TOTAL INDUSTRIALS		351,336
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 7.9%
3Com Corp. (a)	14,885,655	64,753
Juniper Networks, Inc. (a)	3,965,550	91,485
QUALCOMM, Inc.	1,892,400	87,845
		244,083
Computers & Peripherals - 0.5%
Teradata Corp. (a)	605,100	16,295
Internet Software & Services - 1.0%
Baidu.com, Inc. sponsored ADR (a)	96,800	31,950
IT Services - 3.0%
Fiserv, Inc. (a)	1,919,668	92,624
Semiconductors & Semiconductor Equipment - 2.1%
ASML Holding NV (NY Shares)	1,255,600	34,491
MEMC Electronic Materials, Inc. (a)	2,032,500	32,418
		66,909
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 1.0%
AsiaInfo Holdings, Inc. (a)	1,742,700	$ 30,009
TOTAL INFORMATION TECHNOLOGY		481,870
MATERIALS - 4.5%
Chemicals - 2.0%
The Mosaic Co.	1,271,200	61,615
Construction Materials - 1.9%
Texas Industries, Inc. (c)(d)	1,459,965	58,048
Metals & Mining - 0.6%
MacArthur Coal Ltd.	2,722,959	19,939
TOTAL MATERIALS		139,602
TELECOMMUNICATION SERVICES - 1.9%
Wireless Telecommunication Services - 1.9%
American Tower Corp. Class A (a)	1,879,467	59,485
TOTAL COMMON STOCKS (Cost $2,708,609)		3,033,746
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.33% (e)	46,838,079	46,838
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e)	162,481,425	162,481
TOTAL MONEY MARKET FUNDS (Cost $209,319)		209,319
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $2,917,928)		3,243,065
NET OTHER ASSETS - (4.5)%		(138,364)
NET ASSETS - 100%		$ 3,104,701
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 242
Fidelity Securities Lending Cash Central Fund	2,951
Total	$ 3,193
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Ashmore Global Opps Ltd.	$ 19,766	$ -	$ -	$ -	$ 18,105
Texas Industries, Inc.	256	71,642	32,497	225	58,048
Total	$ 20,022	$ 71,642	$ 32,497	$ 225	$ 76,153
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ 31,370
Total Realized Gain (Loss)	(97)
Total Unrealized Gain (Loss)	20,653
Cost of Purchases	-
Proceeds of Sales	(51,926)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $2,964,824,000. Net unrealized appreciation aggregated $278,241,000, of which $438,387,000 related to appreciated investment securities and $160,146,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Small Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805747.105

ASCF-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 90.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 4.1%
Distributors - 0.0%
LKQ Corp. (a)	18,521	$ 322
Diversified Consumer Services - 1.0%
Best Bridal, Inc.	257	806
Jackson Hewitt Tax Service, Inc.	1,142,500	6,387
Meiko Network Japan Co. Ltd.	1,641,000	10,175
Raffles Education Corp. Ltd.	51,951,574	19,287
		36,655
Hotels, Restaurants & Leisure - 0.0%
AFC Enterprises, Inc. (a)	151,895	1,261
Household Durables - 1.5%
Tupperware Brands Corp.	1,471,543	54,432
Specialty Retail - 1.2%
Charming Shoppes, Inc. (a)	103,411	542
Gulliver International Co. Ltd.	131,660	9,224
Rent-A-Center, Inc. (a)	1,581,400	31,201
		40,967
Textiles, Apparel & Luxury Goods - 0.4%
FGX International Ltd. (a)	339,843	4,907
Movado Group, Inc.	300,000	3,855
Sanei-International Co. Ltd.	228,800	3,346
		12,108
TOTAL CONSUMER DISCRETIONARY		145,745
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.1%
BJ's Wholesale Club, Inc. (a)	1,059,200	34,530
Ingles Markets, Inc. Class A	217,937	3,594
PriceSmart, Inc.	156,414	2,776
		40,900
Food Products - 2.4%
Corn Products International, Inc.	1,587,200	47,076
TreeHouse Foods, Inc. (a)	994,084	36,831
		83,907
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Personal Products - 1.8%
Chattem, Inc. (a)(d)	382,562	$ 23,428
Herbalife Ltd.	1,329,900	40,269
		63,697
TOTAL CONSUMER STAPLES		188,504
ENERGY - 5.6%
Energy Equipment & Services - 4.2%
Atwood Oceanics, Inc. (a)	598,900	17,057
Bristow Group, Inc. (a)	733,900	21,430
Natural Gas Services Group, Inc. (a)(e)	807,404	11,538
TETRA Technologies, Inc. (a)(e)	7,505,996	66,203
Unit Corp. (a)	930,200	34,799
		151,027
Oil, Gas & Consumable Fuels - 1.4%
Buckeye GP Holdings LP	549,593	12,355
Petroleum Development Corp. (a)(e)	1,485,143	20,332
Sunoco Logistics Partners LP	281,938	16,008
		48,695
TOTAL ENERGY		199,722
FINANCIALS - 2.4%
Capital Markets - 1.5%
AllianceBernstein Holding LP	1,685,500	38,244
Investment Technology Group, Inc. (a)	630,386	15,533
VZ Holding AG	7,696	501
		54,278
Insurance - 0.8%
First Mercury Financial Corp. (e)	1,135,749	16,457
Mercer Insurance Group, Inc. (e)	656,100	12,026
		28,483
Real Estate Management & Development - 0.1%
Relo Holdings Corp.	108,700	1,390
TOTAL FINANCIALS		84,151
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 9.7%
Health Care Equipment & Supplies - 2.3%
COLTENE Holding AG (e)	421,900	$ 20,200
Cutera, Inc. (a)	79,101	691
Cynosure, Inc. Class A (a)	110,571	1,211
Guerbet (e)	162,673	24,162
I-Flow Corp. (a)(e)	2,455,292	22,098
Palomar Medical Technologies, Inc. (a)	869,880	12,074
		80,436
Health Care Providers & Services - 7.0%
AMN Healthcare Services, Inc. (a)	764,565	7,546
AmSurg Corp. (a)(e)	2,305,267	46,797
Healthways, Inc. (a)(e)	3,325,705	43,500
InVentiv Health, Inc. (a)	1,249,169	19,862
Raffles Medical Group Ltd.	956,000	849
United Drug PLC (Ireland) (e)	17,208,646	57,979
Universal Health Services, Inc. Class B	1,271,700	74,725
		251,258
Health Care Technology - 0.4%
Omnicell, Inc. (a)	1,360,079	14,934
TOTAL HEALTH CARE		346,628
INDUSTRIALS - 21.7%
Aerospace & Defense - 7.1%
Alliant Techsystems, Inc. (a)	1,369,467	105,832
Moog, Inc. Class A (a)	1,260,648	36,534
QinetiQ Group PLC	16,377,205	37,195
Teledyne Technologies, Inc. (a)	534,100	18,031
VT Group PLC	6,463,284	54,349
		251,941
Air Freight & Logistics - 1.2%
Dynamex, Inc. (a)(e)	728,091	11,948
UTI Worldwide, Inc. (a)	2,543,750	32,687
		44,635
Commercial Services & Supplies - 5.5%
ABM Industries, Inc.	401,477	9,005
Babcock International Group PLC	9,083,407	72,906
Prosegur Comp Securidad SA (Reg.)	1,353,825	49,495
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Spice PLC (e)	32,249,570	$ 37,540
The Geo Group, Inc. (a)	1,500,000	27,480
		196,426
Construction & Engineering - 0.3%
Daimei Telecom Engineering Corp.	1,208,800	11,820
Electrical Equipment - 1.4%
centrotherm photovoltaics AG (a)	630,321	25,376
Energy Conversion Devices, Inc. (a)(d)	446,000	4,991
Roth & Rau AG (a)	557,700	18,046
		48,413
Industrial Conglomerates - 2.0%
DCC PLC (Ireland)	2,927,700	70,937
Machinery - 0.6%
John Bean Technologies Corp.	1,306,600	21,807
Professional Services - 3.6%
Benefit One, Inc.	5,497	4,720
CBIZ, Inc. (a)	2,656,040	19,017
Diamond Management & Technology Consultants, Inc.	149,212	934
en-japan, Inc.	3,861	4,647
FTI Consulting, Inc. (a)	950,000	41,363
VSE Corp.	194,370	6,669
Watson Wyatt Worldwide, Inc. Class A	1,163,500	50,845
		128,195
TOTAL INDUSTRIALS		774,174
INFORMATION TECHNOLOGY - 36.4%
Communications Equipment - 2.6%
Emulex Corp. (a)	2,266,400	21,961
Mitsui Knowledge Industry Co. Ltd.	11,049	2,136
Oplink Communications, Inc. (a)	25,895	359
Opnext, Inc. (a)(e)	7,042,464	18,451
ViaSat, Inc. (a)(e)	2,111,033	51,150
		94,057
Computers & Peripherals - 0.1%
Rimage Corp. (a)	224,357	3,612
Electronic Equipment & Components - 2.7%
Benchmark Electronics, Inc. (a)	1,170,900	19,203
Diploma PLC (e)	7,495,967	19,038
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Electro Scientific Industries, Inc. (a)(e)	1,753,990	$ 21,539
Insight Enterprises, Inc. (a)	980,700	11,249
PC Connection, Inc. (a)	819,280	4,547
Vishay Intertechnology, Inc. (a)	2,538,800	20,488
		96,064
Internet Software & Services - 0.4%
Macromill, Inc.	4,399	6,027
Open Text Corp. (a)	28,674	1,010
Perficient, Inc. (a)	773,410	6,002
		13,039
IT Services - 23.1%
Acxiom Corp.	3,545,900	32,339
Affiliated Computer Services, Inc. Class A (a)	2,407,807	107,870
Broadridge Financial Solutions, Inc.	1,245,526	25,932
CACI International, Inc. Class A (a)	1,244,200	57,183
CGI Group, Inc. Class A (sub. vtg.) (a)	6,594,545	68,199
Convergys Corp. (a)	3,674,000	39,826
DST Systems, Inc. (a)	759,620	34,798
Fidelity National Information Services, Inc.	2,488,400	61,115
Global Cash Access Holdings, Inc. (a)	2,970,600	21,537
Global Payments, Inc.	476,324	20,215
Hewitt Associates, Inc. Class A (a)	1,869,820	67,351
Hitachi Systems & Services Ltd.	302,700	6,993
iGate Corp.	102,205	681
infoGROUP, Inc. (a)	92,436	570
Integral Systems, Inc. (a)	798,544	5,007
Metavante Technologies, Inc. (a)	4,454,473	140,361
NS Solutions Corp.	263,600	4,626
Patni Computer Systems Ltd. sponsored ADR	1,166,133	20,023
Syntel, Inc. (d)	1,766,400	70,780
Telvent GIT SA	502,355	13,564
Virtusa Corp. (a)(e)	2,238,137	22,516
WNS Holdings Ltd. sponsored ADR (a)	92,525	1,389
		822,875
Semiconductors & Semiconductor Equipment - 2.2%
Axell Corp.	253,500	10,052
DSP Group, Inc. (a)(e)	1,149,029	9,077
Manz Automation AG (a)	149,241	9,962
Microtune, Inc. (a)(e)	5,208,000	10,312
Omnivision Technologies, Inc. (a)	341,782	5,000
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rudolph Technologies, Inc. (a)	1,410,000	$ 9,052
Shinkawa Ltd.	223,700	3,877
Silicon Image, Inc. (a)(e)	6,722,595	20,437
		77,769
Software - 5.3%
Deltek, Inc. (a)	2,013,575	14,478
ebix.com, Inc. (a)(e)	664,106	32,780
Epicor Software Corp. (a)	191,565	1,207
EPIQ Systems, Inc. (a)(e)	3,242,369	48,603
Progress Software Corp. (a)	1,500,000	33,420
Simplex Technology, Inc. (d)	5,915	2,911
Solera Holdings, Inc.	1,110,900	29,261
Sybase, Inc. (a)	788,800	27,490
		190,150
TOTAL INFORMATION TECHNOLOGY		1,297,566
MATERIALS - 2.6%
Chemicals - 1.3%
Airgas, Inc.	918,669	42,718
Fujikura Kasei Co., Ltd.	381,900	2,105
		44,823
Metals & Mining - 1.3%
Reliance Steel & Aluminum Co.	819,800	30,283
Titanium Metals Corp. (d)	2,180,100	17,920
		48,203
TOTAL MATERIALS		93,026
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 1.7%
AboveNet, Inc. (a)	413,853	37,913
Premiere Global Services, Inc. (a)	2,421,800	22,668
		60,581
Wireless Telecommunication Services - 1.0%
Syniverse Holdings, Inc. (a)	1,931,073	34,508
TOTAL TELECOMMUNICATION SERVICES		95,089
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Gas Utilities - 0.1%
UGI Corp.	101,393	$ 2,587
TOTAL COMMON STOCKS (Cost $3,049,560)		3,227,192
Convertible Bonds - 0.0%
Principal Amount (000s) (c)
CONSUMER DISCRETIONARY - 0.0%
Specialty Retail - 0.0%
Jumbo SA 0.1% 8/8/13 (Cost $665)	EUR	52	1,171
Money Market Funds - 10.3%
	Shares
Fidelity Cash Central Fund, 0.33% (f)	342,878,206	342,878
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(f)	23,432,928	23,433
TOTAL MONEY MARKET FUNDS (Cost $366,311)		366,311
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $3,416,536)		3,594,674
NET OTHER ASSETS - (0.9)%		(32,340)
NET ASSETS - 100%		$ 3,562,334
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Principal amount is stated in United States dollars unless otherwise noted.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,031
Fidelity Securities Lending Cash Central Fund	40
Total	$ 2,071
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AmSurg Corp.	$ 43,720	$ 2,154	$ -	$ -	$ 46,797
COLTENE Holding AG	20,079	27	2,705	1,320	20,200
Diploma PLC	11,048	1,310	-	277	19,038
DSP Group, Inc.	-	7,386	-	-	9,077
Dynamex, Inc.	-	11,105	-	-	11,948
ebix.com, Inc.	-	17,991	-	-	32,780
Electro Scientific Industries, Inc.	-	14,622	-	-	21,539
EPIQ Systems, Inc.	52,656	-	-	-	48,603
First Mercury Financial Corp.	10,295	3,549	-	28	16,457
FTI Consulting, Inc.	180,210	-	121,174	-	-
Guerbet	-	23,069	-	393	24,162
Healthways, Inc.	-	42,654	-	-	43,500
I-Flow Corp.	-	12,208	-	-	22,098
Medical Action Industries, Inc.	7,174	-	5,086	-	-
Mercer Insurance Group, Inc.	7,545	-	-	148	12,026
Microtune, Inc.	-	11,217	-	-	10,312
Natural Gas Services Group, Inc.	-	10,898	-	-	11,538
Opnext, Inc.	-	14,561	-	-	18,451
Petroleum Development Corp.	28,515	-	-	-	20,332
RehabCare Group, Inc.	23,161	-	23,584	-	-
Silicon Image, Inc.	-	18,648	-	-	20,437
Spice PLC	39,148	2,469	-	752	37,540
TETRA Technologies, Inc.	-	61,111	83	-	66,203
TNS, Inc.	17,728	4,496	39,201	-	-
United Drug PLC (Ireland)	46,357	7,556	-	1,603	57,979
ViaSat, Inc.	25,593	23,961	-	-	51,150
Virtusa Corp.	-	15,847	-	-	22,516
Total	$ 513,229	$ 306,839	$ 191,833	$ 4,521	$ 644,683
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 145,745	$ 145,745	$ -	$ -
Consumer Staples	188,504	188,504	-	-
Energy	199,722	199,722	-	-
Financials	84,151	84,151	-	-
Health Care	346,628	346,628	-	-
Industrials	774,174	774,174	-	-
Information Technology	1,297,566	1,297,566	-	-
Materials	93,026	93,026	-	-
Telecommunication Services	95,089	95,089	-	-
Utilities	2,587	2,587	-	-
Corporate Bonds	1,171	-	1,171	-
Money Market Funds	366,311	366,311	-	-
Total Investments in Securities:	$ 3,594,674	$ 3,593,503	$ 1,171	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $3,416,536,000. Net unrealized appreciation aggregated $178,138,000, of which $480,726,000 related to appreciated investment securities and $302,588,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Strategic
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805773.105

ATQG-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 11.7%
Auto Components - 0.9%
BorgWarner, Inc.	900	$ 26,703
Johnson Controls, Inc.	3,800	94,126
TRW Automotive Holdings Corp. (a)	800	14,120
		134,949
Automobiles - 0.2%
Ford Motor Co. (a)	4,200	31,920
Hotels, Restaurants & Leisure - 2.0%
Burger King Holdings, Inc.	1,800	32,274
McDonald's Corp.	1,700	95,608
Penn National Gaming, Inc. (a)	700	20,447
Starbucks Corp. (a)	6,000	113,940
Wyndham Worldwide Corp.	3,500	53,025
		315,294
Household Durables - 2.0%
Mohawk Industries, Inc. (a)	1,000	50,120
Newell Rubbermaid, Inc.	6,800	94,656
Tempur-Pedic International, Inc. (c)	10,600	156,880
		301,656
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	2,000	162,380
Media - 0.3%
Interpublic Group of Companies, Inc. (a)	6,200	38,998
Multiline Retail - 0.8%
Target Corp.	2,600	122,200
Specialty Retail - 2.4%
Best Buy Co., Inc.	2,200	79,816
Casual Male Retail Group, Inc. (a)	13,700	42,059
Gamestop Corp. Class A (a)	1,600	38,080
Lowe's Companies, Inc.	2,200	47,300
Staples, Inc.	3,700	79,957
TJX Companies, Inc.	2,400	86,280
		373,492
Textiles, Apparel & Luxury Goods - 2.1%
Coach, Inc.	3,100	87,699
G-III Apparel Group Ltd. (a)	4,300	64,285
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Phillips-Van Heusen Corp.	1,600	$ 60,448
Polo Ralph Lauren Corp. Class A	1,700	112,846
		325,278
TOTAL CONSUMER DISCRETIONARY		1,806,167
CONSUMER STAPLES - 14.3%
Beverages - 2.9%
Anheuser-Busch InBev SA NV	2,100	90,669
The Coca-Cola Co.	7,200	351,144
		441,813
Food & Staples Retailing - 4.7%
Costco Wholesale Corp.	5,700	290,586
Safeway, Inc.	3,300	62,865
Wal-Mart Stores, Inc.	7,000	356,090
Whole Foods Market, Inc. (a)	400	11,632
		721,173
Food Products - 3.9%
Danone	1,445	78,579
Green Mountain Coffee Roasters, Inc. (a)	1,550	93,295
Hershey Co.	600	23,538
Nestle SA sponsored ADR	5,850	242,483
Smart Balance, Inc. (a)	2,500	15,975
The J.M. Smucker Co.	3,000	156,810
		610,680
Household Products - 2.0%
Procter & Gamble Co.	5,700	308,427
Personal Products - 0.8%
Avon Products, Inc.	4,000	127,480
TOTAL CONSUMER STAPLES		2,209,573
ENERGY - 4.4%
Energy Equipment & Services - 0.9%
ENSCO International, Inc.	900	33,210
Schlumberger Ltd.	1,920	107,904
		141,114
Oil, Gas & Consumable Fuels - 3.5%
Chesapeake Energy Corp.	2,000	45,680
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
CONSOL Energy, Inc.	1,270	$ 47,511
Exxon Mobil Corp.	2,840	196,386
Marathon Oil Corp.	3,500	108,045
Massey Energy Co.	1,800	48,744
Range Resources Corp.	900	43,533
Southwestern Energy Co. (a)	1,100	40,546
		530,445
TOTAL ENERGY		671,559
FINANCIALS - 6.4%
Capital Markets - 1.3%
Goldman Sachs Group, Inc.	200	33,092
Janus Capital Group, Inc.	4,900	62,328
Morgan Stanley	3,470	100,491
		195,911
Commercial Banks - 1.4%
Huntington Bancshares, Inc.	5,500	25,080
PNC Financial Services Group, Inc.	1,300	55,367
Wells Fargo & Co.	5,000	137,600
		218,047
Consumer Finance - 0.5%
Capital One Financial Corp.	2,100	78,309
Diversified Financial Services - 1.7%
Bank of America Corp.	4,500	79,155
CME Group, Inc.	300	87,312
JPMorgan Chase & Co.	2,200	95,612
		262,079
Insurance - 0.6%
Genworth Financial, Inc. Class A	4,700	49,632
Lincoln National Corp.	1,800	45,432
		95,064
Real Estate Investment Trusts - 0.3%
Simon Property Group, Inc.	709	45,107
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	4,100	$ 48,544
Jones Lang LaSalle, Inc.	1,100	51,568
		100,112
TOTAL FINANCIALS		994,629
HEALTH CARE - 15.5%
Biotechnology - 3.5%
Alexion Pharmaceuticals, Inc. (a)	1,432	64,640
Alnylam Pharmaceuticals, Inc. (a)	1,200	26,784
Amgen, Inc. (a)	3,000	179,220
Biogen Idec, Inc. (a)	1,700	85,357
Celgene Corp. (a)	300	15,651
Dendreon Corp. (a)	1,600	37,392
Gilead Sciences, Inc. (a)	1,600	72,096
Micromet, Inc. (a)(c)	3,000	19,020
United Therapeutics Corp. (a)	500	45,755
		545,915
Health Care Equipment & Supplies - 2.8%
Covidien PLC	3,900	154,323
Inverness Medical Innovations, Inc. (a)	6,975	248,310
NuVasive, Inc. (a)	500	20,035
		422,668
Health Care Providers & Services - 2.8%
Express Scripts, Inc. (a)	1,800	129,996
Humana, Inc. (a)	1,600	57,120
Medco Health Solutions, Inc. (a)	3,100	171,182
UnitedHealth Group, Inc.	2,700	75,600
		433,898
Health Care Technology - 0.3%
Cerner Corp. (a)	800	49,368
Life Sciences Tools & Services - 1.0%
Bruker BioSciences Corp. (a)	1,800	18,270
Illumina, Inc. (a)	1,500	52,905
QIAGEN NV (a)	4,000	82,200
		153,375
Pharmaceuticals - 5.1%
Abbott Laboratories	1,400	63,322
Allergan, Inc.	5,100	285,192
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ardea Biosciences, Inc. (a)	500	$ 8,870
Cadence Pharmaceuticals, Inc. (a)	2,500	27,275
Johnson & Johnson	3,800	229,672
King Pharmaceuticals, Inc. (a)	3,600	37,368
Merck & Co., Inc.	3,100	100,533
Optimer Pharmaceuticals, Inc. (a)	1,000	13,030
ViroPharma, Inc. (a)	1,000	8,000
Vivus, Inc. (a)	2,800	17,332
		790,594
TOTAL HEALTH CARE		2,395,818
INDUSTRIALS - 9.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	4,000	147,040
Precision Castparts Corp.	600	54,768
United Technologies Corp.	3,200	189,952
		391,760
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	800	45,008
United Parcel Service, Inc. Class B	1,900	101,574
		146,582
Building Products - 0.2%
Masco Corp.	1,900	27,512
Electrical Equipment - 1.7%
American Superconductor Corp. (a)(c)	1,100	35,541
AMETEK, Inc.	1,900	59,812
First Solar, Inc. (a)	500	60,790
Regal-Beloit Corp.	500	22,730
Rockwell Automation, Inc.	1,400	58,590
Satcon Technology Corp. (a)	12,600	24,822
		262,285
Industrial Conglomerates - 0.2%
Textron, Inc.	2,200	33,792
Machinery - 1.6%
Caterpillar, Inc.	600	27,186
Cummins, Inc.	1,400	63,448
Danaher Corp.	1,000	60,710
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Ingersoll-Rand Co. Ltd.	1,900	$ 58,691
Navistar International Corp. (a)	900	38,916
		248,951
Professional Services - 1.1%
Manpower, Inc.	1,480	76,516
Monster Worldwide, Inc. (a)	3,700	60,014
MPS Group, Inc. (a)	3,600	35,496
		172,026
Road & Rail - 1.5%
Ryder System, Inc.	1,600	60,800
Union Pacific Corp.	2,900	173,449
		234,249
TOTAL INDUSTRIALS		1,517,157
INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 5.2%
3Com Corp. (a)	7,200	31,320
Cisco Systems, Inc. (a)	21,400	462,240
Palm, Inc. (a)	3,100	41,323
QUALCOMM, Inc.	5,800	269,236
		804,119
Computers & Peripherals - 7.8%
Apple, Inc. (a)	3,990	671,158
Dell, Inc. (a)	7,900	125,057
Hewlett-Packard Co.	6,700	300,763
Seagate Technology	4,600	63,710
Western Digital Corp. (a)	1,300	44,564
		1,205,252
Electronic Equipment & Components - 1.4%
Agilent Technologies, Inc. (a)	600	15,408
Corning, Inc.	8,200	123,656
Ingram Micro, Inc. Class A (a)	2,500	41,900
Itron, Inc. (a)	600	32,874
		213,838
Internet Software & Services - 4.8%
Baidu.com, Inc. sponsored ADR (a)	100	33,006
eBay, Inc. (a)	5,700	126,198
Google, Inc. Class A (a)	1,106	510,607
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
NetEase.com, Inc. sponsored ADR (a)	400	$ 16,796
Sohu.com, Inc. (a)	500	30,550
Tencent Holdings Ltd.	1,600	23,802
		740,959
IT Services - 1.9%
Alliance Data Systems Corp. (a)	2,800	155,568
Cognizant Technology Solutions Corp. Class A (a)	4,200	146,496
		302,064
Semiconductors & Semiconductor Equipment - 3.5%
ASML Holding NV (NY Shares)	1,200	32,964
Atmel Corp. (a)	7,100	29,323
Intel Corp.	12,800	260,096
KLA-Tencor Corp.	1,900	59,280
Lam Research Corp. (a)	1,200	36,840
Marvell Technology Group Ltd. (a)	5,000	76,250
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	4,623	49,466
		544,219
Software - 8.5%
Adobe Systems, Inc. (a)	900	28,278
Blackboard, Inc. (a)	1,000	34,410
BMC Software, Inc. (a)	2,700	96,255
Citrix Systems, Inc. (a)	1,600	57,088
Microsoft Corp.	25,300	623,645
Oracle Corp.	7,900	172,773
Red Hat, Inc. (a)	2,400	55,104
Sourcefire, Inc. (a)	4,600	87,400
Sybase, Inc. (a)	4,400	153,340
		1,308,293
TOTAL INFORMATION TECHNOLOGY		5,118,744
MATERIALS - 4.2%
Chemicals - 2.4%
Albemarle Corp.	900	29,007
Dow Chemical Co.	4,400	93,676
E.I. du Pont de Nemours & Co.	1,900	60,667
Monsanto Co.	840	70,459
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Praxair, Inc.	800	$ 61,296
The Mosaic Co.	1,200	58,164
		373,269
Construction Materials - 0.1%
Vulcan Materials Co.	200	10,008
Metals & Mining - 1.7%
Agnico-Eagle Mines Ltd. (Canada)	300	17,209
ArcelorMittal SA (NY Shares) Class A	800	28,504
Eldorado Gold Corp. (a)	2,300	23,744
Freeport-McMoRan Copper & Gold, Inc.	1,100	69,278
Newmont Mining Corp.	2,100	84,399
Steel Dynamics, Inc.	1,900	31,445
Yamana Gold, Inc.	1,000	9,200
		263,779
TOTAL MATERIALS		647,056
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
American Tower Corp. Class A (a)	2,600	82,290
TOTAL COMMON STOCKS (Cost $14,950,485)		15,442,993
Money Market Funds - 2.4%

Fidelity Cash Central Fund, 0.33% (d)	231,150	231,150
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(d)	141,000	141,000
TOTAL MONEY MARKET FUNDS (Cost $372,150)		372,150
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $15,322,635)		15,815,143
NET OTHER ASSETS - (2.3)%		(350,437)
NET ASSETS - 100%		$ 15,464,706
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 991
Fidelity Securities Lending Cash Central Fund	2,284
Total	$ 3,275
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 15,000
Total Realized Gain (Loss)	(2,552)
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	(12,448)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $15,592,623. Net unrealized appreciation aggregated $222,520, of which $1,517,232 related to appreciated investment securities and $1,294,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Value
Strategies Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2009

1.805748.105

SO-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 2.0%
Autoliv, Inc.	130,600	$ 4,188
BorgWarner, Inc.	86,100	2,555
Johnson Controls, Inc.	179,000	4,434
The Goodyear Tire & Rubber Co. (a)	426,980	7,041
		18,218
Automobiles - 0.7%
Harley-Davidson, Inc. (c)	117,600	2,820
Renault SA (a)	46,100	2,075
Thor Industries, Inc.	78,200	2,037
		6,932
Diversified Consumer Services - 0.9%
H&R Block, Inc.	260,300	4,498
Princeton Review, Inc. (a)	23,643	94
Regis Corp.	243,032	3,932
		8,524
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	96,208	1,401
Burger King Holdings, Inc.	70,550	1,265
McCormick & Schmick's Seafood Restaurants (a)	165,071	1,454
Starwood Hotels & Resorts Worldwide, Inc.	131,987	3,931
Vail Resorts, Inc. (a)	72,106	2,388
WMS Industries, Inc. (a)	133,300	5,643
Wyndham Worldwide Corp.	338,000	5,121
		21,203
Household Durables - 5.5%
Black & Decker Corp.	121,400	5,356
Ethan Allen Interiors, Inc. (c)	133,630	2,077
Furniture Brands International, Inc.	243,200	1,359
Harman International Industries, Inc.	134,190	4,024
KB Home	201,300	3,666
Lennar Corp. Class A	162,700	2,465
Mohawk Industries, Inc. (a)	71,100	3,564
Newell Rubbermaid, Inc.	367,800	5,120
Pulte Homes, Inc.	787,825	10,069
Stanley Furniture Co., Inc. (c)	117,600	1,425
The Stanley Works	114,500	4,686
Whirlpool Corp.	112,925	7,251
		51,062
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	257,700	$ 2,469
Leisure Equipment & Products - 0.2%
Brunswick Corp.	151,900	1,411
Media - 1.5%
Cablevision Systems Corp. - NY Group Class A	260,771	5,826
DISH Network Corp. Class A (a)	199,785	3,258
McGraw-Hill Companies, Inc.	87,200	2,931
Time Warner Cable, Inc.	42,300	1,562
		13,577
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	84,800	3,587
Asbury Automotive Group, Inc.	437,441	5,468
Gamestop Corp. Class A (a)	107,800	2,566
Gymboree Corp. (a)	10,200	457
Jos. A. Bank Clothiers, Inc. (a)(c)	61,058	2,687
Lowe's Companies, Inc.	143,000	3,075
MarineMax, Inc. (a)	147,600	1,041
OfficeMax, Inc.	498,500	5,638
Sonic Automotive, Inc. Class A (sub. vtg.)	364,166	4,669
Staples, Inc.	186,700	4,035
		33,223
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	266,900	5,621
TOTAL CONSUMER DISCRETIONARY		162,240
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	166,800	2,467
Dr Pepper Snapple Group, Inc. (a)	68,500	1,811
		4,278
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)	83,200	2,712
CVS Caremark Corp.	154,700	5,804
Safeway, Inc.	312,600	5,955
Winn-Dixie Stores, Inc. (a)	200,179	2,756
		17,227
Food Products - 2.0%
Bunge Ltd.	51,200	3,431
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	144,600	$ 4,289
Marine Harvest ASA (a)	3,989,000	2,830
Ralcorp Holdings, Inc. (a)	96,800	6,072
Smithfield Foods, Inc. (a)(c)	155,100	1,903
		18,525
Personal Products - 0.7%
Avon Products, Inc.	158,200	5,042
Estee Lauder Companies, Inc. Class A	51,800	1,857
		6,899
Tobacco - 0.4%
Lorillard, Inc.	51,600	3,755
TOTAL CONSUMER STAPLES		50,684
ENERGY - 7.9%
Energy Equipment & Services - 2.1%
Helix Energy Solutions Group, Inc. (a)	230,300	2,695
Helmerich & Payne, Inc.	71,400	2,389
Nabors Industries Ltd. (a)	112,100	1,982
Patterson-UTI Energy, Inc.	59,500	791
Smith International, Inc.	156,828	4,324
Transocean Ltd. (a)	30,100	2,283
Weatherford International Ltd. (a)	225,300	4,495
		18,959
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	256,300	5,854
Concho Resources, Inc. (a)	59,000	1,923
Denbury Resources, Inc. (a)	448,958	6,833
EXCO Resources, Inc. (a)	266,200	3,902
Hess Corp.	18,000	911
Petrohawk Energy Corp. (a)	198,130	4,266
Plains Exploration & Production Co. (a)	133,700	3,510
Range Resources Corp.	121,455	5,875
SandRidge Energy, Inc. (a)	471,400	5,751
Southwestern Energy Co. (a)	127,900	4,714
Suncor Energy, Inc.	86,500	2,647
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TriStar Oil & Gas Ltd. (a)	171,200	$ 2,299
Ultra Petroleum Corp. (a)	116,300	5,400
		53,885
TOTAL ENERGY		72,844
FINANCIALS - 19.6%
Capital Markets - 1.3%
GCA Savvian Group Corp.	10	11
Janus Capital Group, Inc.	94,700	1,205
Morgan Stanley	199,500	5,778
State Street Corp.	68,100	3,574
UBS AG (For. Reg.) (a)	81,049	1,492
		12,060
Commercial Banks - 5.3%
Associated Banc-Corp.	238,000	2,468
CapitalSource, Inc.	950,986	3,937
China Citic Bank Corp. Ltd. Class H	2,671,000	1,609
Comerica, Inc.	183,700	4,899
Fifth Third Bancorp	138,164	1,512
Huntington Bancshares, Inc.	1,026,600	4,681
PNC Financial Services Group, Inc.	221,000	9,412
Sumitomo Mitsui Financial Group, Inc.	34,500	1,487
SunTrust Banks, Inc.	131,600	3,075
TCF Financial Corp.	131,500	1,809
U.S. Bancorp, Delaware	327,784	7,414
Wells Fargo & Co.	232,374	6,395
		48,698
Consumer Finance - 1.1%
Capital One Financial Corp.	168,400	6,280
Discover Financial Services	252,602	3,473
		9,753
Diversified Financial Services - 1.4%
Bank of America Corp.	339,000	5,963
JPMorgan Chase & Co.	165,600	7,197
		13,160
Insurance - 6.0%
ACE Ltd.	90,300	4,712
Allied World Assurance Co. Holdings Ltd.	74,200	3,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.	19,700	$ 823
Argo Group International Holdings, Ltd. (a)	116,295	4,108
Assurant, Inc.	200,746	6,012
Axis Capital Holdings Ltd.	53,500	1,631
CNA Financial Corp.	253,213	6,196
Everest Re Group Ltd.	86,300	7,276
Genworth Financial, Inc. Class A	473,100	4,996
Lincoln National Corp.	221,700	5,596
Protective Life Corp.	28,100	606
Validus Holdings Ltd.	225,442	5,785
XL Capital Ltd. Class A	238,212	4,133
		55,312
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc. (c)	98,201	5,471
Brandywine Realty Trust (SBI)	466,300	4,947
CBL & Associates Properties, Inc.	398,613	3,735
Corporate Office Properties Trust (SBI)	49,100	1,810
Developers Diversified Realty Corp.	227,389	1,783
Duke Realty LP	247,657	2,853
ProLogis Trust	254,400	2,829
SL Green Realty Corp.	44,600	1,574
The Macerich Co.	53,538	1,534
U-Store-It Trust	154,873	1,002
		27,538
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	551,371	6,528
Forestar Group, Inc. (a)	176,884	2,554
Jones Lang LaSalle, Inc.	85,900	4,027
		13,109
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	87,500	711
TOTAL FINANCIALS		180,341
HEALTH CARE - 8.6%
Biotechnology - 0.7%
Biogen Idec, Inc. (a)	45,900	2,305
Genzyme Corp. (a)	71,300	3,972
		6,277
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.3%
C. R. Bard, Inc.	75,300	$ 6,068
Cooper Companies, Inc.	94,419	2,580
Covidien PLC	138,175	5,468
DENTSPLY International, Inc.	129,019	4,349
Orthofix International NV (a)	101,017	2,765
		21,230
Health Care Providers & Services - 2.6%
Aetna, Inc.	31,800	906
Brookdale Senior Living, Inc.	172,793	2,746
Capital Senior Living Corp. (a)	334,713	1,804
CIGNA Corp.	187,000	5,503
Emeritus Corp. (a)(c)	411,766	7,424
Henry Schein, Inc. (a)	108,758	5,762
		24,145
Life Sciences Tools & Services - 1.5%
Bruker BioSciences Corp. (a)	145,544	1,477
Life Technologies Corp. (a)	90,600	4,034
Lonza Group AG	13,746	1,350
PerkinElmer, Inc.	162,000	2,957
Thermo Fisher Scientific, Inc. (a)	97,600	4,412
		14,230
Pharmaceuticals - 1.5%
Allergan, Inc.	64,700	3,618
Ardea Biosciences, Inc. (a)	22,297	396
Cadence Pharmaceuticals, Inc. (a)	188,476	2,056
King Pharmaceuticals, Inc. (a)	270,700	2,810
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,900	2,209
ViroPharma, Inc. (a)	352,500	2,820
		13,909
TOTAL HEALTH CARE		79,791
INDUSTRIALS - 11.3%
Building Products - 1.4%
Masco Corp.	432,900	6,268
Owens Corning (a)	287,311	6,419
		12,687
Commercial Services & Supplies - 2.4%
Cenveo, Inc. (a)	209,862	1,072
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	83,900	$ 2,302
Clean Harbors, Inc. (a)	23,266	1,373
Consolidated Graphics, Inc. (a)	94,986	1,962
GeoEye, Inc. (a)	172,157	4,359
R.R. Donnelley & Sons Co.	320,600	5,720
Republic Services, Inc.	214,390	5,491
		22,279
Construction & Engineering - 0.5%
MYR Group, Inc. (a)	241,000	4,941
Electrical Equipment - 0.6%
AMETEK, Inc.	50,600	1,593
Energy Conversion Devices, Inc. (a)(c)	38,900	435
Renewable Energy Corp. AS (a)	101,562	688
SunPower Corp. Class B (a)	142,200	3,042
		5,758
Industrial Conglomerates - 0.7%
Rheinmetall AG	26,500	1,293
Textron, Inc.	310,637	4,771
		6,064
Machinery - 2.8%
Altra Holdings, Inc. (a)	145,530	1,397
Blount International, Inc. (a)	209,900	1,925
Cummins, Inc.	94,700	4,292
Deere & Co.	85,950	3,747
Ingersoll-Rand Co. Ltd.	180,100	5,563
Navistar International Corp. (a)	105,600	4,566
Vallourec SA	30,874	4,690
		26,180
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,530
Professional Services - 1.0%
Experian PLC	495,891	4,178
Monster Worldwide, Inc. (a)(c)	337,700	5,477
		9,655
Road & Rail - 1.5%
Con-way, Inc.	44,070	1,840
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Contrans Income Fund	48,300	$ 300
Ryder System, Inc.	151,100	5,742
Saia, Inc. (a)	55,900	989
Union Pacific Corp.	79,200	4,737
		13,608
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	142,800	887
TOTAL INDUSTRIALS		104,589
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	285,100	2,460
JDS Uniphase Corp. (a)	208,200	1,430
Juniper Networks, Inc. (a)	167,900	3,873
		7,763
Computers & Peripherals - 0.3%
NCR Corp. (a)	212,694	2,835
Electronic Equipment & Components - 3.5%
Agilent Technologies, Inc. (a)	239,200	6,143
Arrow Electronics, Inc. (a)	162,800	4,500
Avnet, Inc. (a)	181,450	4,836
Bell Microproducts, Inc. (a)	918,996	1,820
Digital China Holdings Ltd. (H Shares)	761,000	645
Ingram Micro, Inc. Class A (a)	287,000	4,810
Itron, Inc. (a)	66,970	3,669
Tyco Electronics Ltd.	240,175	5,481
		31,904
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	402,758	2,356
Move, Inc. (a)	1,681,822	4,860
VeriSign, Inc. (a)	140,610	2,980
		10,196
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	122,500	5,488
Hewitt Associates, Inc. Class A (a)	12,700	457
Metavante Technologies, Inc. (a)	141,800	4,468
Perot Systems Corp. Class A (a)	327,112	5,446
		15,859
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	354,948	$ 3,070
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV (NY Shares)	164,391	4,516
Atmel Corp. (a)	532,800	2,200
KLA-Tencor Corp.	134,100	4,184
Lam Research Corp. (a)	164,100	5,038
LTX-Credence Corp. (a)	631,397	631
MEMC Electronic Materials, Inc. (a)	109,700	1,750
ON Semiconductor Corp. (a)	949,970	7,666
Verigy Ltd. (a)	143,527	1,534
		27,519
Software - 2.8%
ANSYS, Inc. (a)	122,456	4,303
Ariba, Inc. (a)	232,299	2,662
BMC Software, Inc. (a)	103,500	3,690
Epicor Software Corp. (a)	585,384	3,688
Gameloft (a)	747,970	3,078
Intuit, Inc. (a)	58,657	1,629
Mentor Graphics Corp. (a)	262,424	2,317
Misys PLC	675,879	2,041
Nintendo Co. Ltd.	3,500	948
Novell, Inc. (a)	349,600	1,521
		25,877
TOTAL INFORMATION TECHNOLOGY		125,023
MATERIALS - 9.2%
Chemicals - 5.6%
Albemarle Corp.	174,500	5,624
Ashland, Inc.	108,980	3,997
Cabot Corp.	223,400	4,421
Calgon Carbon Corp. (a)	282,900	4,045
Celanese Corp. Class A	325,136	8,281
Dow Chemical Co.	81,900	1,744
Rockwood Holdings, Inc. (a)	167,001	3,402
Solutia, Inc. (a)	651,560	7,969
Terra Industries, Inc.	144,736	4,503
W.R. Grace & Co. (a)	458,964	7,678
		51,664
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.3%
Vulcan Materials Co. (c)	49,500	$ 2,477
Containers & Packaging - 1.1%
Ball Corp.	92,257	4,471
Owens-Illinois, Inc. (a)	162,670	5,521
		9,992
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	72,300	4,147
Compass Minerals International, Inc.	34,800	1,851
Freeport-McMoRan Copper & Gold, Inc.	68,800	4,333
Globe Specialty Metals, Inc.	101,400	830
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	2,886
Gulf Resources, Inc. (a)	261,750	338
Newcrest Mining Ltd.	109,481	2,778
		17,163
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	88,200	3,298
TOTAL MATERIALS		84,594
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	464,043	5,216
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	703,400	2,574
TOTAL TELECOMMUNICATION SERVICES		7,790
UTILITIES - 5.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	223,327	5,898
American Electric Power Co., Inc.	124,800	3,922
Entergy Corp.	56,600	4,471
FirstEnergy Corp.	113,700	5,131
FPL Group, Inc.	35,700	2,006
		21,428
Gas Utilities - 1.1%
EQT Corp.	90,100	3,574
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	163,200	$ 5,510
Xinao Gas Holdings Ltd.	682,000	1,088
		10,172
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	337,000	4,607
Constellation Energy Group, Inc.	142,800	4,520
		9,127
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	156,300	1,938
Sempra Energy	91,100	4,570
		6,508
TOTAL UTILITIES		47,235
TOTAL COMMON STOCKS (Cost $946,221)		915,131
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(d)	3,100	527
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	284,500	1,916
TOTAL PREFERRED STOCKS (Cost $2,632)		2,443
Corporate Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 340	$ 409
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	10	6
8.25% 12/15/14	15	10
		16
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	634
TOTAL NONCONVERTIBLE BONDS		650
TOTAL CORPORATE BONDS (Cost $892)		1,059
Money Market Funds - 1.2%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e) (Cost $10,858)	10,857,650	10,858
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $960,603)		929,491
NET OTHER ASSETS - (0.8)%		(7,211)
NET ASSETS - 100%		$ 922,280
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $527,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	389
Total	$ 394
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,156	$ 164,156	$ -	$ -
Consumer Staples	50,684	50,684	-	-
Energy	73,371	72,844	527	-
Financials	180,341	178,849	1,492	-
Health Care	79,791	79,791	-	-
Industrials	104,589	104,589	-	-
Information Technology	125,023	124,075	948	-
Materials	84,594	84,594	-	-
Telecommunication Services	7,790	7,790	-	-
Utilities	47,235	47,235	-	-
Corporate Bonds	1,059	-	1,059	-
Money Market Funds	10,858	10,858	-	-
Total Investments in Securities:	$ 929,491	$ 925,465	$ 4,026	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $980,726,000. Net unrealized depreciation aggregated $51,235,000, of which $109,766,000 related to appreciated investment securities and $161,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Value Strategies Fund
Fidelity Value Stategies Fund Class K

(Classes of Fidelity® Advisor
Value Strategies Fund)

August 31, 2009

1.806763.105

SOI-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.6%
Auto Components - 2.0%
Autoliv, Inc.	130,600	$ 4,188
BorgWarner, Inc.	86,100	2,555
Johnson Controls, Inc.	179,000	4,434
The Goodyear Tire & Rubber Co. (a)	426,980	7,041
		18,218
Automobiles - 0.7%
Harley-Davidson, Inc. (c)	117,600	2,820
Renault SA (a)	46,100	2,075
Thor Industries, Inc.	78,200	2,037
		6,932
Diversified Consumer Services - 0.9%
H&R Block, Inc.	260,300	4,498
Princeton Review, Inc. (a)	23,643	94
Regis Corp.	243,032	3,932
		8,524
Hotels, Restaurants & Leisure - 2.3%
Brinker International, Inc.	96,208	1,401
Burger King Holdings, Inc.	70,550	1,265
McCormick & Schmick's Seafood Restaurants (a)	165,071	1,454
Starwood Hotels & Resorts Worldwide, Inc.	131,987	3,931
Vail Resorts, Inc. (a)	72,106	2,388
WMS Industries, Inc. (a)	133,300	5,643
Wyndham Worldwide Corp.	338,000	5,121
		21,203
Household Durables - 5.5%
Black & Decker Corp.	121,400	5,356
Ethan Allen Interiors, Inc. (c)	133,630	2,077
Furniture Brands International, Inc.	243,200	1,359
Harman International Industries, Inc.	134,190	4,024
KB Home	201,300	3,666
Lennar Corp. Class A	162,700	2,465
Mohawk Industries, Inc. (a)	71,100	3,564
Newell Rubbermaid, Inc.	367,800	5,120
Pulte Homes, Inc.	787,825	10,069
Stanley Furniture Co., Inc. (c)	117,600	1,425
The Stanley Works	114,500	4,686
Whirlpool Corp.	112,925	7,251
		51,062
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.3%
Liberty Media Corp. Interactive Series A (a)	257,700	$ 2,469
Leisure Equipment & Products - 0.2%
Brunswick Corp.	151,900	1,411
Media - 1.5%
Cablevision Systems Corp. - NY Group Class A	260,771	5,826
DISH Network Corp. Class A (a)	199,785	3,258
McGraw-Hill Companies, Inc.	87,200	2,931
Time Warner Cable, Inc.	42,300	1,562
		13,577
Specialty Retail - 3.6%
Advance Auto Parts, Inc.	84,800	3,587
Asbury Automotive Group, Inc.	437,441	5,468
Gamestop Corp. Class A (a)	107,800	2,566
Gymboree Corp. (a)	10,200	457
Jos. A. Bank Clothiers, Inc. (a)(c)	61,058	2,687
Lowe's Companies, Inc.	143,000	3,075
MarineMax, Inc. (a)	147,600	1,041
OfficeMax, Inc.	498,500	5,638
Sonic Automotive, Inc. Class A (sub. vtg.)	364,166	4,669
Staples, Inc.	186,700	4,035
		33,223
Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc. (a)	266,900	5,621
TOTAL CONSUMER DISCRETIONARY		162,240
CONSUMER STAPLES - 5.5%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	166,800	2,467
Dr Pepper Snapple Group, Inc. (a)	68,500	1,811
		4,278
Food & Staples Retailing - 1.9%
BJ's Wholesale Club, Inc. (a)	83,200	2,712
CVS Caremark Corp.	154,700	5,804
Safeway, Inc.	312,600	5,955
Winn-Dixie Stores, Inc. (a)	200,179	2,756
		17,227
Food Products - 2.0%
Bunge Ltd.	51,200	3,431
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Corn Products International, Inc.	144,600	$ 4,289
Marine Harvest ASA (a)	3,989,000	2,830
Ralcorp Holdings, Inc. (a)	96,800	6,072
Smithfield Foods, Inc. (a)(c)	155,100	1,903
		18,525
Personal Products - 0.7%
Avon Products, Inc.	158,200	5,042
Estee Lauder Companies, Inc. Class A	51,800	1,857
		6,899
Tobacco - 0.4%
Lorillard, Inc.	51,600	3,755
TOTAL CONSUMER STAPLES		50,684
ENERGY - 7.9%
Energy Equipment & Services - 2.1%
Helix Energy Solutions Group, Inc. (a)	230,300	2,695
Helmerich & Payne, Inc.	71,400	2,389
Nabors Industries Ltd. (a)	112,100	1,982
Patterson-UTI Energy, Inc.	59,500	791
Smith International, Inc.	156,828	4,324
Transocean Ltd. (a)	30,100	2,283
Weatherford International Ltd. (a)	225,300	4,495
		18,959
Oil, Gas & Consumable Fuels - 5.8%
Chesapeake Energy Corp.	256,300	5,854
Concho Resources, Inc. (a)	59,000	1,923
Denbury Resources, Inc. (a)	448,958	6,833
EXCO Resources, Inc. (a)	266,200	3,902
Hess Corp.	18,000	911
Petrohawk Energy Corp. (a)	198,130	4,266
Plains Exploration & Production Co. (a)	133,700	3,510
Range Resources Corp.	121,455	5,875
SandRidge Energy, Inc. (a)	471,400	5,751
Southwestern Energy Co. (a)	127,900	4,714
Suncor Energy, Inc.	86,500	2,647
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TriStar Oil & Gas Ltd. (a)	171,200	$ 2,299
Ultra Petroleum Corp. (a)	116,300	5,400
		53,885
TOTAL ENERGY		72,844
FINANCIALS - 19.6%
Capital Markets - 1.3%
GCA Savvian Group Corp.	10	11
Janus Capital Group, Inc.	94,700	1,205
Morgan Stanley	199,500	5,778
State Street Corp.	68,100	3,574
UBS AG (For. Reg.) (a)	81,049	1,492
		12,060
Commercial Banks - 5.3%
Associated Banc-Corp.	238,000	2,468
CapitalSource, Inc.	950,986	3,937
China Citic Bank Corp. Ltd. Class H	2,671,000	1,609
Comerica, Inc.	183,700	4,899
Fifth Third Bancorp	138,164	1,512
Huntington Bancshares, Inc.	1,026,600	4,681
PNC Financial Services Group, Inc.	221,000	9,412
Sumitomo Mitsui Financial Group, Inc.	34,500	1,487
SunTrust Banks, Inc.	131,600	3,075
TCF Financial Corp.	131,500	1,809
U.S. Bancorp, Delaware	327,784	7,414
Wells Fargo & Co.	232,374	6,395
		48,698
Consumer Finance - 1.1%
Capital One Financial Corp.	168,400	6,280
Discover Financial Services	252,602	3,473
		9,753
Diversified Financial Services - 1.4%
Bank of America Corp.	339,000	5,963
JPMorgan Chase & Co.	165,600	7,197
		13,160
Insurance - 6.0%
ACE Ltd.	90,300	4,712
Allied World Assurance Co. Holdings Ltd.	74,200	3,438
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Aon Corp.	19,700	$ 823
Argo Group International Holdings, Ltd. (a)	116,295	4,108
Assurant, Inc.	200,746	6,012
Axis Capital Holdings Ltd.	53,500	1,631
CNA Financial Corp.	253,213	6,196
Everest Re Group Ltd.	86,300	7,276
Genworth Financial, Inc. Class A	473,100	4,996
Lincoln National Corp.	221,700	5,596
Protective Life Corp.	28,100	606
Validus Holdings Ltd.	225,442	5,785
XL Capital Ltd. Class A	238,212	4,133
		55,312
Real Estate Investment Trusts - 3.0%
Alexandria Real Estate Equities, Inc. (c)	98,201	5,471
Brandywine Realty Trust (SBI)	466,300	4,947
CBL & Associates Properties, Inc.	398,613	3,735
Corporate Office Properties Trust (SBI)	49,100	1,810
Developers Diversified Realty Corp.	227,389	1,783
Duke Realty LP	247,657	2,853
ProLogis Trust	254,400	2,829
SL Green Realty Corp.	44,600	1,574
The Macerich Co.	53,538	1,534
U-Store-It Trust	154,873	1,002
		27,538
Real Estate Management & Development - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	551,371	6,528
Forestar Group, Inc. (a)	176,884	2,554
Jones Lang LaSalle, Inc.	85,900	4,027
		13,109
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	87,500	711
TOTAL FINANCIALS		180,341
HEALTH CARE - 8.6%
Biotechnology - 0.7%
Biogen Idec, Inc. (a)	45,900	2,305
Genzyme Corp. (a)	71,300	3,972
		6,277
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.3%
C. R. Bard, Inc.	75,300	$ 6,068
Cooper Companies, Inc.	94,419	2,580
Covidien PLC	138,175	5,468
DENTSPLY International, Inc.	129,019	4,349
Orthofix International NV (a)	101,017	2,765
		21,230
Health Care Providers & Services - 2.6%
Aetna, Inc.	31,800	906
Brookdale Senior Living, Inc.	172,793	2,746
Capital Senior Living Corp. (a)	334,713	1,804
CIGNA Corp.	187,000	5,503
Emeritus Corp. (a)(c)	411,766	7,424
Henry Schein, Inc. (a)	108,758	5,762
		24,145
Life Sciences Tools & Services - 1.5%
Bruker BioSciences Corp. (a)	145,544	1,477
Life Technologies Corp. (a)	90,600	4,034
Lonza Group AG	13,746	1,350
PerkinElmer, Inc.	162,000	2,957
Thermo Fisher Scientific, Inc. (a)	97,600	4,412
		14,230
Pharmaceuticals - 1.5%
Allergan, Inc.	64,700	3,618
Ardea Biosciences, Inc. (a)	22,297	396
Cadence Pharmaceuticals, Inc. (a)	188,476	2,056
King Pharmaceuticals, Inc. (a)	270,700	2,810
Teva Pharmaceutical Industries Ltd. sponsored ADR	42,900	2,209
ViroPharma, Inc. (a)	352,500	2,820
		13,909
TOTAL HEALTH CARE		79,791
INDUSTRIALS - 11.3%
Building Products - 1.4%
Masco Corp.	432,900	6,268
Owens Corning (a)	287,311	6,419
		12,687
Commercial Services & Supplies - 2.4%
Cenveo, Inc. (a)	209,862	1,072
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Cintas Corp.	83,900	$ 2,302
Clean Harbors, Inc. (a)	23,266	1,373
Consolidated Graphics, Inc. (a)	94,986	1,962
GeoEye, Inc. (a)	172,157	4,359
R.R. Donnelley & Sons Co.	320,600	5,720
Republic Services, Inc.	214,390	5,491
		22,279
Construction & Engineering - 0.5%
MYR Group, Inc. (a)	241,000	4,941
Electrical Equipment - 0.6%
AMETEK, Inc.	50,600	1,593
Energy Conversion Devices, Inc. (a)(c)	38,900	435
Renewable Energy Corp. AS (a)	101,562	688
SunPower Corp. Class B (a)	142,200	3,042
		5,758
Industrial Conglomerates - 0.7%
Rheinmetall AG	26,500	1,293
Textron, Inc.	310,637	4,771
		6,064
Machinery - 2.8%
Altra Holdings, Inc. (a)	145,530	1,397
Blount International, Inc. (a)	209,900	1,925
Cummins, Inc.	94,700	4,292
Deere & Co.	85,950	3,747
Ingersoll-Rand Co. Ltd.	180,100	5,563
Navistar International Corp. (a)	105,600	4,566
Vallourec SA	30,874	4,690
		26,180
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	524,853	2,530
Professional Services - 1.0%
Experian PLC	495,891	4,178
Monster Worldwide, Inc. (a)(c)	337,700	5,477
		9,655
Road & Rail - 1.5%
Con-way, Inc.	44,070	1,840
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Contrans Income Fund	48,300	$ 300
Ryder System, Inc.	151,100	5,742
Saia, Inc. (a)	55,900	989
Union Pacific Corp.	79,200	4,737
		13,608
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC	142,800	887
TOTAL INDUSTRIALS		104,589
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 0.9%
Comverse Technology, Inc. (a)	285,100	2,460
JDS Uniphase Corp. (a)	208,200	1,430
Juniper Networks, Inc. (a)	167,900	3,873
		7,763
Computers & Peripherals - 0.3%
NCR Corp. (a)	212,694	2,835
Electronic Equipment & Components - 3.5%
Agilent Technologies, Inc. (a)	239,200	6,143
Arrow Electronics, Inc. (a)	162,800	4,500
Avnet, Inc. (a)	181,450	4,836
Bell Microproducts, Inc. (a)	918,996	1,820
Digital China Holdings Ltd. (H Shares)	761,000	645
Ingram Micro, Inc. Class A (a)	287,000	4,810
Itron, Inc. (a)	66,970	3,669
Tyco Electronics Ltd.	240,175	5,481
		31,904
Internet Software & Services - 1.1%
Dice Holdings, Inc. (a)	402,758	2,356
Move, Inc. (a)	1,681,822	4,860
VeriSign, Inc. (a)	140,610	2,980
		10,196
IT Services - 1.7%
Affiliated Computer Services, Inc. Class A (a)	122,500	5,488
Hewitt Associates, Inc. Class A (a)	12,700	457
Metavante Technologies, Inc. (a)	141,800	4,468
Perot Systems Corp. Class A (a)	327,112	5,446
		15,859
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.3%
Xerox Corp.	354,948	$ 3,070
Semiconductors & Semiconductor Equipment - 3.0%
ASML Holding NV (NY Shares)	164,391	4,516
Atmel Corp. (a)	532,800	2,200
KLA-Tencor Corp.	134,100	4,184
Lam Research Corp. (a)	164,100	5,038
LTX-Credence Corp. (a)	631,397	631
MEMC Electronic Materials, Inc. (a)	109,700	1,750
ON Semiconductor Corp. (a)	949,970	7,666
Verigy Ltd. (a)	143,527	1,534
		27,519
Software - 2.8%
ANSYS, Inc. (a)	122,456	4,303
Ariba, Inc. (a)	232,299	2,662
BMC Software, Inc. (a)	103,500	3,690
Epicor Software Corp. (a)	585,384	3,688
Gameloft (a)	747,970	3,078
Intuit, Inc. (a)	58,657	1,629
Mentor Graphics Corp. (a)	262,424	2,317
Misys PLC	675,879	2,041
Nintendo Co. Ltd.	3,500	948
Novell, Inc. (a)	349,600	1,521
		25,877
TOTAL INFORMATION TECHNOLOGY		125,023
MATERIALS - 9.2%
Chemicals - 5.6%
Albemarle Corp.	174,500	5,624
Ashland, Inc.	108,980	3,997
Cabot Corp.	223,400	4,421
Calgon Carbon Corp. (a)	282,900	4,045
Celanese Corp. Class A	325,136	8,281
Dow Chemical Co.	81,900	1,744
Rockwood Holdings, Inc. (a)	167,001	3,402
Solutia, Inc. (a)	651,560	7,969
Terra Industries, Inc.	144,736	4,503
W.R. Grace & Co. (a)	458,964	7,678
		51,664
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Construction Materials - 0.3%
Vulcan Materials Co. (c)	49,500	$ 2,477
Containers & Packaging - 1.1%
Ball Corp.	92,257	4,471
Owens-Illinois, Inc. (a)	162,670	5,521
		9,992
Metals & Mining - 1.9%
Agnico-Eagle Mines Ltd. (Canada)	72,300	4,147
Compass Minerals International, Inc.	34,800	1,851
Freeport-McMoRan Copper & Gold, Inc.	68,800	4,333
Globe Specialty Metals, Inc.	101,400	830
Globe Specialty Metals, Inc. (Reg. S) (a)	360,745	2,886
Gulf Resources, Inc. (a)	261,750	338
Newcrest Mining Ltd.	109,481	2,778
		17,163
Paper & Forest Products - 0.3%
Weyerhaeuser Co.	88,200	3,298
TOTAL MATERIALS		84,594
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
Global Crossing Ltd. (a)	464,043	5,216
Wireless Telecommunication Services - 0.3%
Sprint Nextel Corp. (a)	703,400	2,574
TOTAL TELECOMMUNICATION SERVICES		7,790
UTILITIES - 5.1%
Electric Utilities - 2.3%
Allegheny Energy, Inc.	223,327	5,898
American Electric Power Co., Inc.	124,800	3,922
Entergy Corp.	56,600	4,471
FirstEnergy Corp.	113,700	5,131
FPL Group, Inc.	35,700	2,006
		21,428
Gas Utilities - 1.1%
EQT Corp.	90,100	3,574
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Questar Corp.	163,200	$ 5,510
Xinao Gas Holdings Ltd.	682,000	1,088
		10,172
Independent Power Producers & Energy Traders - 1.0%
AES Corp.	337,000	4,607
Constellation Energy Group, Inc.	142,800	4,520
		9,127
Multi-Utilities - 0.7%
CenterPoint Energy, Inc.	156,300	1,938
Sempra Energy	91,100	4,570
		6,508
TOTAL UTILITIES		47,235
TOTAL COMMON STOCKS (Cost $946,221)		915,131
Preferred Stocks - 0.3%

Convertible Preferred Stocks - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
SandRidge Energy, Inc. 8.50% (a)(d)	3,100	527
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Fiat SpA (a)	284,500	1,916
TOTAL PREFERRED STOCKS (Cost $2,632)		2,443
Corporate Bonds - 0.1%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
BorgWarner, Inc. 3.5% 4/15/12	$ 340	$ 409
Nonconvertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
OPTI Canada, Inc.:
7.875% 12/15/14	10	6
8.25% 12/15/14	15	10
		16
INDUSTRIALS - 0.1%
Industrial Conglomerates - 0.1%
Textron, Inc. 4.5% 8/1/10	640	634
TOTAL NONCONVERTIBLE BONDS		650
TOTAL CORPORATE BONDS (Cost $892)		1,059
Money Market Funds - 1.2%
	Shares
Fidelity Securities Lending Cash Central Fund, 0.23% (b)(e) (Cost $10,858)	10,857,650	10,858
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $960,603)		929,491
NET OTHER ASSETS - (0.8)%		(7,211)
NET ASSETS - 100%		$ 922,280
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $527,000 or 0.1% of net assets.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5
Fidelity Securities Lending Cash Central Fund	389
Total	$ 394
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 164,156	$ 164,156	$ -	$ -
Consumer Staples	50,684	50,684	-	-
Energy	73,371	72,844	527	-
Financials	180,341	178,849	1,492	-
Health Care	79,791	79,791	-	-
Industrials	104,589	104,589	-	-
Information Technology	125,023	124,075	948	-
Materials	84,594	84,594	-	-
Telecommunication Services	7,790	7,790	-	-
Utilities	47,235	47,235	-	-
Corporate Bonds	1,059	-	1,059	-
Money Market Funds	10,858	10,858	-	-
Total Investments in Securities:	$ 929,491	$ 925,465	$ 4,026	$ -
Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $980,726,000. Net unrealized depreciation aggregated $51,235,000, of which $109,766,000 related to appreciated investment securities and $161,001,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate High
Income Fund

August 31, 2009

1.805777.105

REHI-QTLY-1009

Investments August 31, 2009 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 4.4%
		Principal Amount (b)	Value
Convertible Bonds - 2.0%
Homebuilding/Real Estate - 2.0%
ERP Operating LP 3.85% 8/15/26		$ 2,230,000	$ 2,173,715
ProLogis Trust 1.875% 11/15/37		1,000,000	809,970
SL Green Realty Corp. 3% 3/30/27 (c)		1,500,000	1,318,125
Vornado Realty Trust 2.85% 4/1/27		3,000,000	2,737,680
			7,039,490
Nonconvertible Bonds - 2.4%
Diversified Financial Services - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (a)(c)		1,000,000	352,500
Healthcare - 0.5%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,540,000	1,570,800
Homebuilding/Real Estate - 1.2%
Forest City Enterprises, Inc.:
6.5% 2/1/17		500,000	265,000
7.625% 6/1/15		500,000	313,750
Highwoods/Forsyth LP 5.85% 3/15/17		1,000,000	886,011
HMB Capital Trust V 4.2294% 12/15/36 (a)(c)(d)		1,000,000	100
Nationwide Health Properties, Inc. 6% 5/20/15		1,000,000	875,511
Rouse Co.:
5.375% 11/26/13 (a)		2,455,000	1,853,525
7.2% 9/15/12 (a)		75,000	57,750
			4,251,647
Hotels - 0.6%
Times Square Hotel Trust 8.528% 8/1/26 (c)		2,427,067	2,222,222
TOTAL NONCONVERTIBLE BONDS			8,397,169
TOTAL CORPORATE BONDS (Cost $17,037,928)			15,436,659
Asset-Backed Securities - 7.0%

Anthracite CDO I Ltd. Series 2002-CIBA Class E, 9.314% 5/24/37 (c)		1,500,000	907,350
Anthracite CDO II Ltd. Series 2002-2A:
Class F, 7.6% 12/24/37 (c)		2,445,000	978,000
Class G, 9.75% 12/24/37 (c)		3,225,000	1,128,750
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.6275% 3/23/19 (c)(d)		2,259,821	1,468,883
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 3.0656% 6/26/34 (d)		$ 299,385	$ 32,343
Atherton Franchise Loan Funding LLP:
Series 1998-A Class E, 8.25% 5/15/20 (a)(c)		1,500,000	41,250
Series 1998-A Class F, 7.44% 11/15/14 (a)(c)		832,514	0
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.7725% 3/20/50 (c)(d)		750,000	75,000
Class E, 2.3725% 3/20/50 (c)(d)		3,000,000	150,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (c)		4,510,000	3,247,200
Countrywide Home Loan Trust Series 2006-BC2 Class N, 6.5% 2/25/47 (c)		344,423	10,333
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (c)		1,595,000	685,850
Class B2, 1.9513% 12/28/35 (c)(d)		1,665,000	499,500
Class D, 9% 12/28/35 (c)		5,170,000	1,348,853
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (c)		4,300,000	1,075,000
Crest G-Star Ltd. Series 2001-2A Class C, 10% 2/25/32 (c)		1,330,000	172,900
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (c)		2,200,000	132,000
Series 2004-1A Class H1, 4.1919% 1/28/40 (c)(d)		2,150,000	129,000
Fairfield Street Solar Corp. Series 2004-1A:
Class E1, 3.7369% 11/28/39 (c)(d)		1,000,000	40,000
Class F, 5.2369% 11/28/39 (c)(d)		1,050,000	31,500
G-Star Ltd. Series 2002-1A Class C, 8% 4/25/37 (c)		3,123,098	312,310
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7656% 6/25/35 (d)(f)		1,070,000	27,453
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 1.9156% 9/25/46 (c)(d)		1,585,808	95,148
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.8156% 8/26/30 (c)(d)		551,726	55,173
Class E, 2.2656% 8/26/30 (c)(d)		1,059,116	52,956
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)		990,000	1
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (c)		1,009,015	524,688
Lenox Ltd. Series 2007-1 14.6084% 3/4/45 (c)(d)		1,865,000	2
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (c)		906,885	91
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Merit Securities Corp. Series 13 Class M1, 7.9882% 12/28/33		$ 1,665,000	$ 664,335
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 2.0469% 8/28/38 (c)(d)		3,635,000	2,181,000
Class C1B, 7.696% 8/28/38 (c)		893,000	394,706
Park Place Securities, Inc. Series 2005-WHQ1 Class M10, 2.7656% 3/25/35 (c)(d)		502,004	2,965
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (c)		3,788,221	3,182,105
Class C, 5.08% 7/24/39 (c)		1,225,000	735,000
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		529,790	120,669
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.2156% 9/25/46 (c)(d)		1,190,000	35,700
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.1219% 2/5/36 (c)(d)		2,152,733	21,527
Class E, 4.9719% 2/5/36 (c)(d)		585,297	5,853
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp.:
Series 2002-1A:
Class IIFX, 6.77% 5/22/37 (c)		1,925,000	1,636,250
Class IV, 6.84% 5/22/37 (c)		2,787,000	1,170,540
Series 2003-1A Class B2, 5.4802% 12/28/38 (c)		700,000	455,000
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.7222% 9/25/26 (c)(d)		4,815,000	288,900
Series 2006-1A Class A2A, 0.8275% 9/25/26 (c)(d)		2,320,000	742,400
TOTAL ASSET-BACKED SECURITIES (Cost $70,622,552)			24,858,484
Collateralized Mortgage Obligations - 4.9%

Private Sponsor - 4.6%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4828% 3/15/22 (c)(d)		6,460,000	4,962,817
Countrywide Home Loans, Inc. Series 2005-R3:
Class B3, 5.5% 9/25/35 (c)(d)		626,203	67,574
Class B4, 5.5% 9/25/35 (c)(d)		200,555	3,476
Countrywide Home Loans, Inc.:
Series 2002-R1:
Class B3, 6.61% 7/25/32 (c)(d)		728,012	143,911
Class B4, 6.61% 7/25/32 (c)(d)		1,259,391	118,140
Series 2002-R2 Class 2B4, 5.3984% 7/25/33 (c)(d)		124,257	21,741
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Countrywide Home Loans, Inc.: - continued
Series 2002-R3:
Class B3, 5.75% 8/25/43 (c)		$ 680,346	$ 176,290
Class B4, 5.75% 8/25/43 (c)		387,062	42,924
Class B5, 5.75% 8/25/43 (c)		111,228	4,267
Series 2003-40:
Class B3, 4.5% 10/25/18 (c)		161,788	21,647
Class B4, 4.5% 10/25/18 (c)		64,715	5,747
Class B5, 4.5% 10/25/18 (c)		209,401	9,172
Series 2003-50:
Class B4, 5% 11/25/18 (c)		195,007	17,668
Class B5, 5% 11/25/18 (c)		194,271	8,800
Series 2003-R1:
Class 2B4, 5.3903% 2/25/43 (c)(d)		97,306	15,297
Class 2B5, 5.3903% 2/25/43 (c)(d)		327,211	33,034
Series 2003-R2 Class B3, 5.5% 5/25/43 (c)		630,141	61,149
Series 2003-R3 Class B3, 5.5% 11/25/33 (c)		644,763	101,267
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (c)(d)		805,059	62,700
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7556% 9/25/19 (c)(d)		145,984	21,898
Credit Suisse First Boston Mortgage Securities Corp.:
Series 2002-26:
Class 4B3, 7% 10/25/17		248,165	19,853
Class 4B4, 7% 10/25/17		75,682	2,649
Class 4B5, 7% 10/25/17 (c)		14,900	37
Series 2004-5 Class CB5, 5.0644% 8/25/19 (c)(d)		52,471	1,049
Series 2005-10 Class CB5, 5.1863% 11/25/20 (c)(d)		254,913	1,275
Series 2005-2 Class CB4, 5.2201% 3/25/35 (c)(d)		658,478	16,462
Diversified REIT Trust Series 2000-1A:
Class F, 6.971% 3/8/10 (c)		1,170,000	163,800
Class G, 6.971% 3/8/10 (c)		1,335,000	160,200
Class H, 6.971% 3/8/10 (c)		1,835,000	183,500
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (c)		3,374,244	134,970
GMAC Mortgage Loan Trust Series 2003-J4 Class B1, 4.75% 9/25/18 (c)		184,700	134,218
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class F, 6% 10/15/35 (c)		994,090	990,911
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.7728% 6/15/22 (c)(d)		5,997,768	4,198,438
Nomura Asset Acceptance Corp. Series 2001-R1A:
Class B1, 7% 2/19/30 (c)		460,368	347,706
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Nomura Asset Acceptance Corp. Series 2001-R1A: - continued
Class B2, 7% 2/19/30 (c)		$ 394,601	$ 73,680
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.2256% 7/10/35 (c)(d)		1,256,795	617,086
Series 2005-A Class B6, 2.2756% 3/10/37 (c)(d)		743,476	104,235
Series 2006-B Class B6, 1.9728% 7/15/38 (c)(d)		1,093,464	30,070
Residential Funding Securities Corp. Series 2002-RM1 Class BI2, 5.5% 12/25/17 (c)		117,443	21,274
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.7756% 12/10/35 (c)(d)		407,630	152,372
Series 2004-A:
Class B7, 4.5256% 2/10/36 (c)(d)		435,181	147,874
Class B9, 9.2756% 2/10/36 (c)(d)		708,474	250,375
Series 2004-B:
Class B8, 5.0256% 2/10/36 (c)(d)		362,474	86,776
Class B9, 8.5256% 2/10/36 (c)(d)		615,160	170,891
Series 2004-C:
Class B7, 3.7756% 9/10/36 (c)(d)		1,937,427	416,741
Class B8, 4.5256% 9/10/36 (c)(d)		1,725,233	322,273
Class B9, 7.2756% 9/10/36 (d)		645,809	126,837
Series 2005-A:
Class B10, 8.7756% 3/10/37 (c)(d)		464,672	46,003
Class B7, 3.2756% 3/10/37 (c)(d)		1,394,017	168,537
Class B9, 6.0256% 3/10/37 (c)(d)		1,618,918	165,130
Series 2005-B:
Class B7, 3.3756% 6/10/37 (c)(d)		1,647,276	126,676
Class B8, 4.1756% 6/10/37 (c)(d)		567,395	38,129
Class B9, 6.0256% 6/10/37 (c)(d)		549,092	40,194
Series 2005-C:
Class B7, 3.3756% 9/10/37 (c)(d)		1,729,935	121,441
Class B8, 4.0256% 9/10/37 (c)(d)		999,413	59,965
Class B9, 5.9756% 9/10/37 (c)(d)		1,635,916	112,551
Series 2005-D:
Class B7, 4.5228% 12/15/37 (c)(d)		1,569,764	117,104
Class B8, 6.0228% 12/15/37 (c)(d)		1,292,747	98,249
Series 2006-A:
Class B7, 3.7728% 3/15/38 (c)(d)		1,021,276	55,455
Class B8, 4.1228% 3/15/38 (c)(d)		655,517	28,974
Class B9, 5.7728% 3/15/38 (c)(d)		408,511	19,159
Series 2006-B Class B7, 4.1228% 7/15/38 (c)(d)		1,130,531	44,543
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
RESIX Finance Ltd. floater: - continued
Series 2007-A Class B10, 5.0228% 2/15/39 (c)(d)		$ 1,572,042	$ 22,795
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 4.9719% 12/5/36 (c)(d)		3,462,955	34,630
Wells Fargo Mortgage Backed Securities Trust Series 2003-3 Class 2B4, 5.25% 4/25/33 (c)		289,205	184,746
TOTAL PRIVATE SPONSOR			16,259,352
U.S. Government Agency - 0.3%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates:
Class B3, 7% 9/25/41 (f)		630,969	218,266
Class B4, 7% 9/25/41 (f)		345,547	87,338
Class B5, 7% 9/25/41 (f)		311,873	26,864
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 5.1394% 2/25/42 (c)(d)		134,034	33,516
Class 3B5, 5.1394% 2/25/42 (c)(d)		119,136	11,275
Class B4, 6% 2/25/42 (c)		681,919	47,697
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 5.2013% 1/25/42 (c)(d)		112,755	22,496
Series 2003-W1 subordinate REMIC pass thru certificates:
Class B3, 5.75% 12/25/42 (f)		2,112,910	439,640
Class B4, 5.75% 12/25/42 (f)		1,292,850	219,630
Class B5, 5.75% 12/25/42 (f)		263,287	6,121
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 5.3348% 6/25/43 (d)(f)		354,465	47,254
Class 2B5, 5.3348% 6/25/43 (d)(f)		319,820	30,938
TOTAL U.S. GOVERNMENT AGENCY			1,191,035
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $54,255,211)			17,450,387
Commercial Mortgage Securities - 71.0%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 9.0776% 2/14/29 (c)(d)		1,895,000	1,610,750
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Asset Securitization Corp.: - continued
Series 1997-D4:
Class B1, 7.525% 4/14/29		$ 1,355,000	$ 1,396,668
Class B5, 7.525% 4/14/29		4,476,925	751,160
Series 1997-D5:
Class A3, 6.9594% 2/14/43 (d)		1,007,000	1,090,428
Class A5, 7.0294% 2/14/43 (d)		1,559,000	1,506,027
Class A7, 7.5194% 2/14/43 (d)		2,700,000	2,297,045
Banc of America Commercial Mortgage Trust Series 2008-1 Class D, 6.2089% 2/10/51 (c)(d)		1,970,000	280,725
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2002-2 Class F, 5.487% 7/11/43		2,848,575	2,444,639
Series 2005-1 Class A3, 4.877% 11/10/42		3,499,368	3,495,543
Series 2004-4:
Class K, 4.637% 7/10/42 (c)(d)		1,650,000	155,964
Class L, 4.637% 7/10/42 (c)(d)		1,690,000	156,565
Series 2005-4 Class H, 5.155% 7/10/45 (c)(d)		525,000	63,941
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.2728% 3/15/22 (c)(d)		2,310,000	808,500
Bear Stearns Commercial Mortgage Securities Trust:
Series 1998-C1 Class F, 6% 6/16/30 (c)		675,000	579,593
Series 1999-C1:
Class G, 5.64% 2/14/31 (c)		915,000	642,611
Class H, 5.64% 2/14/31 (c)		1,475,030	815,996
Class I, 5.64% 2/14/31 (c)		3,200,000	640,000
Series 2007-BBA8:
Class K, 1.4728% 3/15/22 (c)(d)		1,595,000	596,630
Class L, 2.1728% 3/15/22 (c)(d)		3,703,000	741,017
Beckman Coulter, Inc. sequential pay Series 2000-A Class A, 7.4975% 12/15/18 (c)		4,536,276	2,721,765
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.4406% 8/1/24 (c)(d)		136,955	52,043
BKB Commercial Mortgage Trust weighted average coupon Series 1997-C1 Class H, 0.5637% 10/25/22 (c)(d)		74,054	7,806
Chase Commercial Mortgage Securities Corp.:
Series 1998-1:
Class F, 6.56% 5/18/30 (c)		2,500,000	2,549,318
Class H, 6.34% 5/18/30 (c)		3,300,000	2,049,056
Series 1998-2 Class J, 6.39% 11/18/30 (c)		3,352,435	535,719
Chase Manhattan Bank-First Union National Bank Commercial Mortgage Trust Series 1999-1 Class G, 6.4% 8/15/31 (c)		4,000,000	3,240,305
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
COMM pass-thru certificates Series 2001-J2A Class F, 7.0309% 7/16/34 (c)(d)		$ 1,520,000	$ 816,905
Commercial Mortgage Acceptance Corp.:
Series 1998-C1 Class F, 6.23% 7/15/31 (c)		895,705	892,046
weighted average coupon Series 1998-C2 Class F, 5.44% 9/15/30 (c)(d)		1,282,675	1,186,473
Commercial Mortgage Asset Trust:
Series 1999-C1 Class F, 6.25% 1/17/32 (c)		5,380,000	3,040,234
Series 1999-C2:
Class G, 6% 11/17/32		4,575,000	3,452,208
Class H, 6% 11/17/32		4,372,000	2,492,040
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 1997-C2 Class H, 7.46% 1/17/35 (c)(d)		3,190,000	761,830
Series 1997-C2 Class F, 7.46% 1/17/35 (d)		2,876,000	2,942,470
Series 1998-C1:
Class F, 6% 5/17/40 (c)		12,000,000	6,347,341
Class H, 6% 5/17/40 (c)		3,600,000	318,905
Series 1998-C2:
Class F, 6.75% 11/11/30 (c)		4,000,000	2,880,978
Class G, 6.75% 11/11/30 (c)		1,065,000	545,436
Series 2001-CK6 Class NW, 6.08% 8/15/36 (f)		2,010,163	422,134
Series 2001-SPGA Class C, 6.809% 8/13/18 (c)		400,000	332,404
Series 2002-CKP1 Class KZ, 0% 12/15/35 (c)(d)		6,026,000	3,013,000
Series 2003-C3 Class J, 4.231% 5/15/38 (c)		2,400,000	676,900
Series 2004-TF2A Class AX, 0% 11/15/19 (c)(d)(e)		3,186,451	319
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 2.1728% 2/15/22 (c)(d)		2,385,000	238,500
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A:
Class A1, 0.4628% 5/15/23 (c)(d)		1,458,130	1,225,350
Class K, 1.7498% 5/15/23 (c)(d)		2,824,000	945,815
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (c)		6,101,000	2,440,400
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1:
Class F, 7.5% 6/15/31		3,575,668	3,704,571
Class J, 6.22% 6/15/31		6,665,000	3,999,000
DLJ Commercial Mortgage Corp.:
Series 1998-CF2 Class B3, 6.04% 11/12/31 (c)		5,785,000	5,605,777
Series 1998-CG1 Class B4, 7.2288% 6/10/31 (c)(d)		5,777,000	5,871,586
DLJ Mortgage Acceptance Corp. Series 1996-CF1 Class B4, 8.1621% 3/13/28 (d)		2,105,000	1,473,479
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
First Chicago/Lennar Trust I Series 1997-CHL1 Class E, 7.7458% 4/29/39 (c)(d)		$ 201,953	$ 199,934
First Union National Bank Commercial Mortgage Trust:
sequential pay Series 1999-C4 Class G, 6.5% 12/15/31 (c)		3,700,000	3,131,196
sequential payer Series 1999-C4 Class C, 7.793% 12/15/31 (c)		2,372,000	2,378,158
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class H, 7.039% 3/15/33 (c)		920,000	709,813
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (c)(d)		2,388,000	1,730,972
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (c)		2,331,000	1,794,870
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2000-1 Class A2, 6.496% 1/15/33		1,996,273	2,009,131
Series 2001-3 Class C, 6.51% 6/10/38		1,920,000	1,842,255
Series 2002-1A Class H, 7.1598% 12/10/35 (c)(d)		1,015,000	765,804
Series 2005-C3 Class J, 5.112% 7/10/45 (c)(d)		2,277,000	321,298
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		3,129,834	443,690
Series 1997-C2:
Class E, 7.624% 4/15/29 (d)		48,628	49,084
Class F, 6.75% 4/15/29 (d)		7,631,000	7,188,549
Class G, 6.75% 4/15/29 (d)		4,000,000	2,058,299
Class H, 6.75% 4/15/29 (d)		5,595,117	939,614
Series 1999-C1 Class F, 6.02% 5/15/33 (c)		7,100,000	5,672,465
Series 1999-C2I Class K, 6.481% 9/15/33 (f)		7,875,000	434,565
Series 1999-C3:
Class J, 6.974% 8/15/36 (c)		2,788,000	2,547,301
Class K, 6.974% 8/15/36 (c)		5,260,000	1,485,243
Series 2000-C1:
Class G, 7% 3/15/33 (c)		2,150,000	1,995,291
Class H, 7% 3/15/33 (c)		1,093,000	842,820
Class K, 7% 3/15/33		2,473,000	1,430,139
Greenwich Capital Commercial Funding Corp.:
Series 2003-C2 Class J, 5.234% 1/5/36 (c)(d)		3,210,000	1,186,050
Series 2005-GG3:
Class J, 4.685% 8/10/42 (c)(d)		900,000	79,973
Class K, 4.685% 8/10/42 (c)(d)		1,700,000	148,369
GS Mortgage Securities Corp. II:
Series 1997-GL Class H, 7.7995% 7/13/30 (c)(d)		3,736,000	3,586,560
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GS Mortgage Securities Corp. II: - continued
Series 1998-GLII:
Class F, 7.751% 4/13/31 (c)(d)		$ 462,789	$ 461,237
Class G, 7.751% 4/13/31 (c)(d)		2,083,000	1,490,282
Series 2001-GL3A Class JGGP, 7.397% 8/5/18 (c)(d)		2,850,000	997,500
Series 2004-GG2:
Class J, 5.067% 8/1/38 (c)(d)		420,000	57,121
Class K, 5.067% 8/1/38 (c)(d)		720,000	65,295
Series 2006-RR2:
Class M, 5.6937% 6/1/46 (c)(d)		727,000	14,540
Class N, 5.6937% 6/1/46 (c)(d)		160,000	3,200
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-A:
Class G, 6% 10/15/32 (c)(d)		2,003,000	400,600
Class X, 1.4752% 10/15/32 (c)(d)(e)		16,633,747	136,525
Series 2002-C1:
Class C, 5.613% 7/12/37		705,000	609,817
Class E, 6.135% 7/12/37 (c)		1,540,000	1,230,126
Series 2003-C1 Class D, 5.192% 1/12/37		1,510,000	1,039,560
Series 2003-CB7 Class L, 5.173% 1/12/38 (c)(d)		4,096,000	215,610
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2005-FL1A Class A2, 0.4528% 2/15/19 (c)(d)		7,486,000	6,659,204
Series 2004-CBX Class D, 5.097% 1/12/37 (d)		1,140,000	718,200
Series 2005-PRKS Class A, 9.75% 1/15/15 (c)(d)		2,273,469	1,477,755
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		8,005,000	7,748,991
Series 1999-C7:
Class G, 6% 10/15/35 (c)		10,057,878	9,787,861
Class H, 6% 10/15/35 (c)		1,991,000	1,098,476
Class NR, 6% 10/15/35 (c)		2,657,179	398,704
Series 1999-C8:
Class G, 6% 7/15/31 (c)		1,075,000	241,875
Class H, 6% 7/15/31 (c)		2,045,000	204,519
LB Commercial Conduit Mortgage Trust:
Series 1998-C1 Class K, 6.3% 2/18/30 (c)		2,483,000	145,368
Series 1998-C4 Class G, 5.6% 10/15/35 (c)		3,467,000	3,302,318
LB Multi-family Mortgage Trust Series 1991-4 Class A1, 7.0934% 4/25/21 (c)(d)		242,816	180,072
LB-UBS Commercial Mortgage Trust:
Series 2000-C3 Class B, 7.95% 3/15/32		3,545,000	3,591,533
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
LB-UBS Commercial Mortgage Trust: - continued
Series 2001-C7:
Class M, 5.868% 11/15/33		$ 4,957,000	$ 1,885,473
Class P, 5.868% 11/15/33		1,320,000	250,051
Series 2002-C1:
Class J, 6.95% 3/15/34 (c)(d)		1,319,000	941,024
Class K, 6.428% 3/15/34 (c)		3,751,000	2,219,696
Series 2002-C2 Class M, 5.683% 7/15/35 (c)		950,000	291,530
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A Class B, 4.13% 11/20/37 (c)		1,510,000	1,223,100
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (c)(d)		1,393,000	55,720
Class M, 5.45% 5/28/40 (c)(d)		1,533,000	45,990
Merrill Lynch Financial Asset, Inc.:
Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	551,000	235,140
Class G, 4.384% 7/12/15	CAD	275,000	112,427
Class H, 4.384% 7/12/15	CAD	184,000	72,094
Class J, 4.384% 7/12/15	CAD	275,000	103,325
Class K, 4.384% 7/12/15	CAD	275,000	99,125
Class L, 4.384% 7/12/15	CAD	184,000	63,655
Class M, 4.384% 7/12/15	CAD	772,000	174,566
Series 2005-CA17:
Class F, 4.525% 11/12/37 (d)	CAD	812,000	322,759
Class G, 4.525% 11/12/37 (d)	CAD	846,000	320,985
Class H, 4.525% 11/12/37 (d)	CAD	235,000	83,871
Class J, 4.525% 11/12/37 (d)	CAD	248,000	80,923
Class K, 4.525% 11/12/37 (d)	CAD	261,000	81,291
Class L, 4.525% 11/12/37 (d)	CAD	248,000	73,783
Class M, 4.525% 11/12/37 (d)	CAD	2,057,000	368,463
Merrill Lynch Mortgage Investors Trust:
Series 1997-C2 Class F, 6.25% 12/10/29 (d)		7,281,750	6,342,060
Series 1998-C3 Class E, 6.7944% 12/15/30 (d)		1,335,000	1,241,550
Series 1999-C1 Class G, 6.71% 11/15/31 (c)		2,604,000	351,540
Series 2001-HRPA Class H, 6.778% 2/3/16 (c)		2,075,000	1,971,250
Merrill Lynch Mortgage Trust:
Series 2002-MW1:
Class H, 5.695% 7/12/34 (c)		1,975,000	957,721
Class J, 5.695% 7/12/34 (c)		700,000	220,431
Series 2004-KEY2:
Class J, 5.091% 8/12/39 (c)(d)		1,869,000	231,906
Class K, 5.091% 8/12/39 (c)(d)		1,482,000	167,196
Series 2006-KEY2 Class L, 5.091% 8/12/39 (c)		1,370,000	151,543
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1:
Class F, 9.422% 10/15/13 (c)		$ 645,000	$ 12,900
Class G, 12.349% 10/15/13 (c)		465,000	4,650
Class IO, 7.9629% 1/15/18 (d)(e)		808,867	80,887
Series 2004-C2:
Class D, 7.347% 10/15/40 (c)		1,074,000	75,180
Class E, 8.309% 10/15/40 (c)		441,000	26,460
Class F, 10.223% 10/15/40 (c)		772,000	38,600
Class G, 12.933% 10/15/40 (c)		497,000	19,880
Series 2005-C3:
Class D, 7.7% 5/20/44 (c)		1,039,000	62,340
Class E, 8.757% 5/20/44 (c)		738,000	36,900
Class F, 10.813% 5/20/44 (c)		479,000	19,160
Class G, 10% 5/20/44 (c)		673,000	20,190
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (c)		4,219,718	3,523,464
Series 1997-RR Class G1, 4.1479% 4/30/39 (c)(d)		2,869,874	607,265
Series 1998-CF1 Class F, 7.35% 7/15/32 (c)		2,020,000	1,878,600
Series 1998-HF2 Class G, 6.01% 11/15/30 (c)		3,985,745	3,971,956
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (c)		2,106,170	389,150
Class N, 6.54% 3/15/32 (c)		281,801	282
Series 2005-HQ7:
Class E, 5.2075% 11/14/42 (d)		1,175,000	352,500
Class F, 5.2075% 11/14/42 (d)		2,380,000	666,400
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-LIFE Class H, 6.5% 11/15/36 (c)		773,000	712,184
Series 2000-PRIN Class C, 7.9238% 2/23/34 (d)		2,379,000	2,068,795
Series 2001-IQA Class F, 6.79% 12/18/32 (c)		1,206,395	1,127,947
Series 2003-TOP9 Class E, 5.7113% 11/13/36 (c)(d)		575,000	262,451
NationsLink Funding Corp. Series 1998-2:
Class F, 7.105% 8/20/30 (c)		5,519,166	5,519,166
Class G, 5% 8/20/30 (c)		1,417,000	1,261,130
Class J, 5% 8/20/30 (c)		2,000,000	1,400,000
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (c)		7,453,000	6,120,874
Penn Mutual Life Insurance Co./Penn Insurance & Annuity Co. floater Series 1996-PML Class M, 7.9% 11/15/26 (c)		294,609	295,098
Prudential Securities Secured Financing Corp.:
Series 1998-C1 Class F, 6.8842% 2/15/13 (c)(d)		3,765,000	3,930,432
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Prudential Securities Secured Financing Corp.: - continued
Series 1999-NRF1 Class F, 6.074% 11/1/31 (c)		$ 2,250,000	$ 2,246,400
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (c)	CAD	1,170,000	644,216
Class G, 4.456% 9/12/38 (c)	CAD	585,000	304,429
Class H, 4.456% 9/12/38 (c)	CAD	390,000	191,968
Class J, 4.456% 9/12/38 (c)	CAD	390,000	181,044
Class K, 4.456% 9/12/38 (c)	CAD	195,000	80,521
Class L, 4.456% 9/12/38 (c)	CAD	281,000	109,461
Class M, 4.456% 9/12/38 (c)	CAD	1,400,602	283,857
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	852,239
Class G, 4.57% 4/12/23	CAD	505,000	267,771
Class H, 4.57% 4/12/23	CAD	505,000	252,625
Class J, 4.57% 4/12/23	CAD	505,000	238,549
Class K, 4.57% 4/12/23	CAD	253,000	112,956
Class L, 4.57% 4/12/23	CAD	757,000	319,716
Class M, 4.57% 4/12/23	CAD	2,222,418	473,010
RMF Commercial Mortgage, Inc. Series 1997-1 Class G, 9.3501% 1/15/19 (a)(c)(d)		384,889	102,142
Salomon Brothers Mortgage Securities VII, Inc.:
floater Series 1999-C1 Class H, 6.8684% 5/18/32 (c)(d)		2,500,000	2,180,884
Series 2001-C1 Class E, 6.31% 12/18/35		1,155,000	980,580
Series 2001-MMA:
Class E6, 6.5% 2/18/34 (c)(d)		2,150,000	1,720,000
Class F6, 6.5% 2/18/34 (c)(d)		475,000	356,250
Structured Asset Securities Corp. Series 1997-LLI Class F, 7.3% 10/12/34 (c)		3,080,000	3,066,398
UBS Commercial Mortgage Trust Series 2007-FL1 Class G, 0.8478% 9/15/09 (c)(d)		2,500,000	308,991
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-ESH Class A1, 0.7228% 6/15/19 (c)(d)		1,208,212	1,014,898
Series 2004-C15 Class 175C, 5.8479% 10/15/41 (c)(d)		1,221,097	503,867
Washington Mutual Multi-family Mortgage LLC Series 2001-1 Class B4, 7.1917% 10/18/31 (c)(d)		5,163,000	4,595,590
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $351,945,844)			250,717,038
Nonconvertible Preferred Stocks - 3.2%
	Shares	Value
Homebuilding/Real Estate - 3.2%
Annaly Capital Management, Inc. Series A, 7.875%	51,455	$ 1,229,775
Apartment Investment & Management Co.:
Series G, 9.375%	16,500	375,210
Series T, 8.00%	103,000	2,076,480
Series U, 7.75%	16,000	316,640
CenterPoint Properties Trust Series D, 5.377%	2,775	1,248,750
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	107,000	1,706,650
Lexington Realty Trust 7.55%	20,000	310,000
Mid-America Apartment Communities, Inc. Series H, 8.30%	61,200	1,528,164
PS Business Parks, Inc. (depositary shares) Series L, 7.60%	44,000	1,001,000
Public Storage Series M, 6.625%	67,791	1,476,488
		11,269,157
Hotels - 0.0%
Innkeepers USA Trust Series C, 8.00%	35,000	32,200
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $15,500,582)		11,301,357
Preferred Securities - 0.3%
	Principal Amount (b)
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (c)	$ 1,100,000	0
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (c)	2,140,000	21
Ipswich Street CDO Series 2006-1, 6/27/46 (a)(c)	2,515,000	0
Kent Funding III Ltd. 11/5/47 (c)	1,100,000	0
		21
Homebuilding/Real Estate - 0.3%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (c)	3,000,000	344,700
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (c)	2,730,000	470,379
Crest G-Star Ltd. Series 2001-2A Class PS, 2/25/32 (c)	1,100,000	165,220
		980,299
TOTAL PREFERRED SECURITIES (Cost $13,468,708)		980,320
Cash Equivalents - 9.2%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.2%, dated 8/31/09 due 9/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $32,559,000)	$ 32,559,181	$ 32,559,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $555,389,825)		353,303,245
NET OTHER ASSETS - 0.0%		(70,328)
NET ASSETS - 100%		$ 353,232,917
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing - Issuer is in default.
(b) Principal amount is stated in United States dollars unless otherwise noted.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $215,680,578 or 61.1% of net assets.

(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,960,205 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CK6 Class NW, 6.08% 8/15/36	7/1/02	$ 1,027,696
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates: Class B3, 7% 9/25/41	5/21/03	$ 546,773
Class B4, 7% 9/25/41	11/2/01	$ 160,679
Class B5, 7% 9/25/41	11/2/01	$ 67,053
Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates: Class B3, 5.75% 12/25/42	3/25/03	$ 1,592,268
Class B4, 5.75% 12/25/42	3/25/03	$ 688,443
Class B5, 5.75% 12/25/42	3/25/03	$ 42,126
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates: Class 2B4, 5.3348% 6/25/43	9/29/03	$ 143,945
Class 2B5, 5.3348% 6/25/43	9/29/03	$ 43,652
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 4,528,125
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7656% 6/25/35	6/3/05	$ 943,960
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$32,559,000 due 9/01/09 at 0.20%
BNP Paribas Securities Corp.	$ 5,598,506
Banc of America Securities LLC	2,787,552
Bank of America, NA	6,968,882
Deutsche Bank Securities, Inc.	3,066,308
ING Financial Markets LLC	896,878
J.P. Morgan Securities, Inc.	5,575,105
Mizuho Securities USA, Inc.	2,787,552
Morgan Stanley & Co., Inc.	1,393,776
Societe Generale, New York Branch	3,484,441
$ 32,559,000
Other Information

The following is a summary of the inputs used, as of August 31, 2009, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 11,301,357	$ 10,052,607	$ -	$ 1,248,750
Asset-Backed Securities	24,858,484	-	2,796,819	22,061,665
Cash Equivalents	32,559,000	-	32,559,000	-
Collateralized Mortgage Obligations	17,450,387	-	7,580,671	9,869,716
Commercial Mortgage Securities	250,717,038	-	212,941,805	37,775,233
Corporate Bonds	15,436,659	-	12,861,837	2,574,822
Preferred Securities	980,320	-	-	980,320
Total Investments in Securities:	$ 353,303,245	$ 10,052,607	$ 268,740,132	$ 74,510,506
Percentage of Market Value	100%	2.8%	76.1%	21.1%
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Financials
Beginning Balance	$ 1,139,700
Total Realized Gain (Loss)	(1,541,323)
Total Unrealized Gain (Loss)	1,852,508
Cost of Purchases	-
Proceeds of Sales	(202,135)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 1,248,750
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 277,500
Investments in Securities:
Corporate Bonds
Beginning Balance	$ 1,979,059
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	641,962
Cost of Purchases	-
Proceeds of Sales	(46,199)
Amortization/Accretion	-
Transfers in/out of Level 3	-
Ending Balance	$ 2,574,822
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 641,962
Asset-Backed Securities
Beginning Balance	$ 9,703,749
Total Realized Gain (Loss)	149,468
Total Unrealized Gain (Loss)	(1,015,732)
Cost of Purchases	2,628,858
Proceeds of Sales	(1,605,750)
Amortization/Accretion	(4,347,766)
Transfers in/out of Level 3	16,548,838
Ending Balance	$ 22,061,665
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (1,890,100)
Collateralized Mortgage Obligations
Beginning Balance	$ 14,158,374
Total Realized Gain (Loss)	736
Total Unrealized Gain (Loss)	403,911
Cost of Purchases	158,576
Proceeds of Sales	(1,655,278)
Amortization/Accretion	(5,531,638)
Transfers in/out of Level 3	2,335,035
Ending Balance	$ 9,869,716
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ 693,361
Commercial Mortgage Securities
Beginning Balance	$ 59,495,778
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(4,837,528)
Cost of Purchases	6,175,945
Proceeds of Sales	(2,218,655)
Amortization/Accretion	(1,870,773)
Transfers in/out of Level 3	(18,969,534)
Ending Balance	$ 37,775,233
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (6,444,120)
Investments in Securities:
Floating Rate Loans
Beginning Balance	$ 760,877
Total Realized Gain (Loss)	(892,217)
Total Unrealized Gain (Loss)	979,529
Cost of Purchases	-
Proceeds of Sales	(850,423)
Amortization/Accretion	2,234
Transfers in/out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ -
Preferred Securities
Beginning Balance	$ 1,256,750
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(268,901)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(7,529)
Transfers in/out of Level 3	-
Ending Balance	$ 980,320
The change in unrealized gain (loss) attributable to Level 3 securities at August 31, 2009	$ (268,901)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Income Tax Information

At August 31, 2009, the aggregate cost of investment securities for income tax purposes was $555,388,996. Net unrealized depreciation aggregated $202,085,751, of which $8,523,021 related to appreciated investment securities and $210,608,772 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. Valuation techniques of the Fund's major categories of assets and liabilities are as follows.

Debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For corporate bonds, and preferred securities, pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices.

For asset backed securities, collateralized mortgage obligations, and commercial mortgage securities, pricing services generally utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and types as well as dealer supplied prices. During the year, instability in the credit markets for these asset classes resulted in less frequent market trading and fewer dealers valuing these securities. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent.

As of August 31, 2009, 51% of the securities held by the Fund were either valued based on a price provided by a single source or dealer or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit and Liquidity Risk

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgaged backed securities. The value, liquidity and related income of these securities is sensitive to changes in economic conditions, including real estate values, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Many of the Fund's investments in these asset classes have experienced increased volatility of market price and periods of illiquidity during the period. As a result, the price used by the Fund under these conditions may differ from the value that would be realized if the security was sold.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2009